As filed with the Securities and
Exchange
Commission
 Registration No. 33-65332



S E C U R I T I E S   A N D   E X C
H A N G E   C O M M I S S I O N
  Washington, D.C.  20549


  POST-EFFECTIVE AMENDMENT
NO. 8
             to
        F O R M  S-6

 FOR REGISTRATION UNDER THE
SECURITIES ACT OF 1933
   OF SECURITIES OF UNIT
INVESTMENT TRUSTS
 REGISTERED ON FORM N-8B-2


A.   Exact Name of Trust:

 TAX EXEMPT SECURITIES
TRUST,
         SERIES 377

B.   Name of Depositor:
 SALOMON SMITH BARNEY INC.


C.   Complete address of depositor's
principal executive office:

SALOMON SMITH BARNEY INC.
    388 Greenwich Street
New York, New York  10013


D.   Name and complete address of
agent for service:


     MICHAEL KOCHMANN

     Salomon Smith Barney Inc.

     300 First Stamford Place, 4th
Floor

     Stamford, Connecticut  06902



It is proposed that this filing will
become
effective September 4, 2002
pursuant to paragraph (b) of Rule 485.

Tax Exempt
Securities
Trust



Minn
esota
Trus
t 109
                     New York
Trust 123



In the opinion of counsel, under
existing law
interest income to the Trusts and, with
certain
exceptions, to Unit holders is exempt
from all
Federal income tax. In addition, in the opinion of counsel, the interest income of each State
Trust is similarly exempt from state
income
taxes in the state for which such Trust
is
named.  Capital gains, if any, are
subject to tax.
Investors should retain both parts of
this
Prospectus for future reference.
THE INITIAL PUBLIC OFFERING
OF
UNITS IN THE TRUSTS HAS BEEN
COMPLETED.  THE UNITS
OFFERED
HEREBY ARE ISSUED AND
OUTSTANDING UNITS WHICH
HAVE
BEEN ACQUIRED BY THE
SPONSOR
EITHER BY PURCHASE FROM
THE
TRUSTEE OF UNITS TENDERED
FOR
REDEMPTION OR IN THE
SECONDARY
MARKET.  SEE PART B, "RIGHTS
OF UNIT
HOLDERS--REDEMPTION OF
UNITS--
PURCHASE BY THE SPONSOR OF
UNITS
TENDERED FOR REDEMPTION"
AND
"MARKET FOR UNITS".  THE
PRICE AT
WHICH THE UNITS OFFERED
HEREBY
WERE ACQUIRED WAS NOT LESS
THAN
THE REDEMPTION PRICE
DETERMINED
AS PROVIDED HEREIN.  SEE
PART B,
"RIGHTS OF UNIT HOLDERS--
REDEMPTION OF
UNITS--COMPUTATION
OF REDEMPTION PRICE PER
UNIT".
THE TAX EXEMPT SECURITIES
TRUST,
SERIES 377 consists of two
underlying separate
unit investment trusts designated as the Minnesota
Trust 109 and New York Trust 123,
(the
"Minnesota Trust", and the "New York
Trust",
respectively) (the "Trusts" or the
"Trust" as the
context requires and in the case of a
Trust
designated by a state name, the "State
Trust" or the
"State Trusts as the context requires).
Each Trust
was formed for the purpose of
obtaining for its
Unit holders tax-exempt interest
income and
conservation of capital through
investment in a
fixed portfolio of municipal bonds
rated at the time
of deposit in the category A or better
by Standard
& Poor's Ratings Group, a division of
McGraw-
Hill, Inc., Moody's Investors Service,
Fitch
Investors Service, Inc. or Duff &
Phelps Credit
Rating Co., with certain ratings being
conditional
or provisional. (See "Portfolio of
Securities".)
Each State Trust is comprised of a
fixed portfolio
of interest-bearing obligations issued
primarily by
or on behalf of the state for which such State Trust is named and counties, municipalities, authorities or political subdivisions thereof. The interest on all bonds in each Trust is, in the opinion of bond counsel to the issuers of the obligations, (i) under existing law, excludable from gross income for
Federal income tax purposes (except in
certain
instances depending upon the Unit
holder) (see
Part B, "Tax Exempt Securities Trust -
Taxes")
and (ii) as respects the underlying State
Trusts
exempt from state and any local
income taxes, to
individual Unit holders resident in the
state for
which a State Trust is named.  (See
Part B, "Tax
Exempt Securities Trust - Taxes")
THE PUBLIC OFFERING PRICE of
the Units
of each Trust is equal to the aggregate
bid price of
the underlying Securities in the Trust's portfolio divided by the number of Units outstanding in such Trust, plus a sales charge equal to 3.25% and
5% of the Public Offering Price
(3.359% and
5.263% of the aggregate bid price of
the Securities
per Unit) for the State Trusts.  A
proportional
share of accrued and undistributed
interest on the
Securities at the date of delivery of the Units to the purchaser is also added to the Public
Offering
Price.
THE SPONSOR, although not
obligated to do so,
intends to maintain a market for the
Units of the
Trusts at prices based upon the
aggregate bid price
of the underlying Securities, as more
fully
described in Part B, "Market for
Units".  If such a
market is not maintained, a Unit holder
may be
able to dispose of his Units only
through
redemption at prices based upon the
aggregate bid
price of the underlying Securities.
MONTHLY DISTRIBUTIONS of
principal and
interest received by the Trusts will be
made on or
shortly after the fifteenth day of each
month to
holders of record on the first day of
that month.
For further information regarding the
distributions
by the Trust, see the "Summary of
Essential
Information".


 THESE SECURITIES HAVE NOT
BEEN
APPROVED OR DISAPPROVED BY
  THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION,
   NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR
ANY STATE
SECURITIES
   COMMISSION PASSED UPON
THE
ACCURACY OR ADEQUACY OF
THIS
PROSPECTUS.
   ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.


Prospectus Part A dated September 4,
2002
Note:  Part A of this Prospectus may
not be
distributed unless accompanied by Part
B.

         TAX EXEMPT
SECURITIES TRUST,
SERIES 377
      SUMMARY OF ESSENTIAL
INFORMATION AS OF
NOVEMBER 19,
2001+
Sponsor:   SALOMON SMITH
BARNEY
INC.
 Trustee:   JPMORGAN CHASE
BANK
Evaluator:   KENNY S&P
EVALUATION
SERVICES


Minnesota
New York
Trust 109
Trust 123
Principal Amount of Securities in
Trust

  $
   2,115,000
  $
   1,850,000
Number of Units


   2,424

   2,272
Fractional Undivided Interest in Trust
per Unit


 1/2,424

  1/2,272
Minimum Value of Trust:
  Trust may be terminated if Principal
Amount
is less than

  $
   1,500,000
  $
   1,500,000
Principal Amount of Securities in
Trust per Unit

  $
    872.52
  $
    814.26
Public Offering Price per Unit#*

  $
  905.87
  $
      868.02
Sales Charge (3.25% and 5%,
respectively, of
Public Offering Price)#


         29.44

         43.40
Approximate Redemption and
Sponsor's
Repurchase Price
 per Unit (per Unit Bid Price of
Securities)#**

  $
  876.43
  $
  824.62
Calculation of Estimated Net Annual
Income per
Unit:
  Estimated Annual Income per Unit

  $
  49.66
  $
  47.19
  Less Estimated Annual Expenses per
Unit


          1.95

           1.93
  Estimated Net Annual Income per
Unit

  $
  47.71
  $
  45.26
Monthly Income Distribution per Unit

  $
  3.97
  $
  3.77
Daily Rate (360-day basis) of Income
Accrual per
Unit

  $
  .1325
  $
  .1257
Estimated Current Return Based on
Public
Offering Price#


  5.26%

  5.21%
Estimated Long-Term Return#


  4.32%

  4.25%

# Subject to changes in the prices of
the
underlying securities.  The aggregate
bid price of
the securities is determined on each
business day
as of the Evaluation Time.
* Plus $12.75 and $11.58 per Unit,
representing
accrued interest and the net of cash on
hand,
accrued expenses and amounts
distributable to
Unit holders, attributable to the Units
of Minnesota
Trust and New York Trust,
respectively, through
the expected date of settlement (three
business
days after November 19, 2001).
The sales charge of the Minnesota
Trust was
previously reduced because
prerefundings of
Portfolio securities have shortened the
average life
of the Trust.
**    Plus $12.22 and $11.07 per Unit,
representing
accrued interest and the net of cash on
hand,
accrued expenses and amounts
distributable to
Unit holders, attributable to the Units
of Minnesota
Trust and New York Trust,
respectively, as of
November 14, 2001 on a pro rata basis.
(See
"Redemption of Units--Computation
of
Redemption Price per Unit".)

 TAX EXEMPT SECURITIES
TRUST,
SERIES 377




Record Dates:       The 1st day
of each month
Distribution Dates: The 15th day
of each month
Evaluation Time:    Close of
trading on the New York Stock
Exchange
                    (currently
4:00 P.M. New York Time)
Date of Deposit and
  Trust Agreement:  August 4,
1993
Mandatory Termination Date:   Each
Trust
                              will
                              terminate
                              on the date
                              of maturity,
                              redemption,
                              sale or other
                              disposition
                              of the last
                              Bond held
                              in the Trust.
                              The actual
                              date of
                              termination
                              of each
                              Trust may
                              be
                              considerabl
                              y earlier
                              (see Part B,
                              "Amendme
                              nt and
                              Termination
                              of the Trust
                              Agreement-
                              -
                              Terminatio
                              n").
Trustee's Annual Fee:         $1.26 per
                              $1,000
                              principal
                              amount of
                              bonds
                              ($4,996 per
                              year on the
                              basis of
                              bonds in the
                              principal
                              amount of
                              $3,965,000)
                              plus
                              expenses.
Evaluator's Fee:    $0.30 per
bond per evaluation
Sponsor's Annual Portfolio
  Supervision Fee:  Maximum of
$0.25 per $1,000 face amount of the
underlying
Bonds.


     As of November 19, 2001, 6
(100%) of
the Bonds in the Minnesota Trust were
rated by
Standard & Poor's Corporation (32%
being rated
AAA, 51% being rated A and 17%
being rated
BBB); and 7 (100%) of the Bonds in
the New
York Trust were rated by Standard &
Poor's
(53% being rated AA and 47 % being
rated A).
Ratings assigned by rating services are
subject to
change from time to time.

     Additional Considerations -
Investment
in any Trust should be made with an
understanding that the value of the
underlying
Portfolio may decline with increases in
interest
rates.  Approximately 26% of the
Bonds in the
New York Trust consist of general
obligation
bonds.   Approximately 49% and 26%
of the
Bonds in the Minnesota Trust and New
York
Trust, respectively, consist of
obligations of
municipal housing authorities.
Approximately
23% of the Bonds in the New York
Trust  in the
consist of bonds which are subject to
the
Mortgage Subsidy Bond Tax Act of
1980.
Approximately 51% of the Bonds in
the
Minnesota Trust consist of bonds in
the power
facilities category.  Obligations of
issuers located
in the Commonwealth of Puerto Rico
represent
approximately 22% of the Bonds in the
New
York Trust.  (See Part B "Tax Exempt
Securities
Trust--Portfolio" for a brief summary
of
additional considerations relating to
certain of
these issues.)














+  The percentages referred to in this
summary
are each computed on the basis of the
aggregate
bid price of the Bonds as of November
19, 2001.

TAX EXEMPT SECURITIES
TRUST, SERIES
377











         FINANCIAL AND
STATISTICAL
INFORMATION
Selected data for each Unit
outstanding




                              Income

Principal
                               Units
                             Net Asset
                             Distribu
tions
Distributions
Period Ended                Outstanding
                               Value
Per Unit
                             Per Unit
                                Per
Unit
July 31, 1999 Minnesota
              2,675
              $919.09$53.70$88.03
                                New York
              2,644
              925.6356.8394.90


July 31, 2000 Minnesota
              2,530
              $861.89$50.65$26.86
                                New York
              2,381
              808.6054.2692.98


July 31, 2001
Minnesota2,424$887.98$
              47.91$12.24
              New York
              2,272

              839.32

              45.14

              -






































           TAX EXEMPT
SECURITIES
  TRUST, SERIES 377
   STATEMENT OF ASSETS AND
  LIABILITIES
        July 31, 2001

            ASSETS
  Minnesota
  New York
  Trust 109
  Trust 123
  Investments in tax exempt bonds, at
  market value
  (Cost $2,084,668 and $1,811,406,
  respectively)
  (Note 3 to Portfolio of Securities)

      $
       2,118,280
      $
       1,875,798
  Accrued interest


          28,421

          38,986
  Cash


               6,088

                -
      Total Assets

      $
       2,152,789
      $
       1,914,784


  LIABILITIES AND NET ASSETS

  Overdraft payable

      $
          -
      $
           7,543
  Accrued expenses


                  319

                  297
      Total Liabilities


                  319

               7,840

  Net Assets (Units of fractional
undivided
  interest
  outstanding - 2,424 and 2,272,
  respectively):
      Original cost to investors (Note
1)

      $
       3,148,704

       3,150,610
      Less initial underwriting
  commission (sales charge) (Note 1)


         147,995

         148,085



      3,000,709

      3,002,525
      Cost of bonds sold or redemed
  since date of deposit (August 4,
1993)


      (916,04
      )(1,191,11)
      Net unrealized market
  appreciation


          33,612

          64,392



      2,118,280

      1,875,798
      Undistributed net investment
  income


          34,627

          29,723
      Undistributed proceeds from
  bonds sold or redeemed


                 (43
      )         1,423
  Net Assets


       2,152,470

       1,906,944
      Total Liabilities and Net Assets

      $
       2,152,789
      $
       1,914,784

  Net asset value per unit

      $
      887.98
      $
      839.32


  The accompanying Notes to
Financial
  Statements are an integral part of
this
  statement.

         TAX EXEMPT
SECURITIES TRUST, SERIES
377
      MINNESOTA TRUST 109
    STATEMENTS OF
OPERATIONS
For the years ended July 31, 2001,
2000 and
1999

 2001
 2000
 1999
Investment Income-interest (Note 2)
    $
      123,856
 $       129,629$     151,631
Less expenses:
 Trustee's fees and expenses

 4,370                              4,5975,010
 Evaluator's fees

             473
               486           601
    Total expenses

           4,843
            5,083        5,611
 Net investment income

       119,013
         124,546     146,020
Realized and unrealized gain (loss)
on
investments:
 Net realized gain (loss) on securities
transactions
   (Note 5)

 824
(8,62)(18,43)
 Net increase (decrease) in unrealized
market
   appreciation

        94,008
         (67,81)      (39,89)
 Net gain (loss) on investments

        94,832
         (76,44)      (58,33)
 Net increase in net assets resulting
from operations
    $
  213,845
$48,105$87,685


  STATEMENTS OF CHANGES IN
NET
ASSETS
For the years ended July 31, 2001,
2000 and
1999

 2001
 2000
 1999
Operations:
 Net investment income
    $
  119,013
$124,546$146,020
 Net realized gain (loss) on securities
transactions
   (Note 5)

 824
(8,62)(18,43)
 Net increase (decrease) in unrealized
market
   appreciation

         94,008
           (67,81)      (39,89)
 Net increase in net assets resulting
from operations

       213,845
            48,105       87,685

Distributions to Unit Holders:
 Net investment income (Note 4)

 (119,04
)(130,89)(147,58)
 Proceeds from securities sold or
redeemed

        (30,26
 )         (70,65)     (236,48)
    Total Distributions

      (149,31
 )        (201,54)     (384,07)

Unit Redemptions by Unit Holders
(Note 3):
 Accrued interest at date of
redemption

 (1,07
 )  (2,04)(2,88)
 Value of Units at date of redemption

         (91,57
 )        (122,51)     (205,06)
    Total Redemptions

         (92,64
 )        (124,56)     (207,95)
 Decrease in net assets

  (28,11
)(278,00)(504,34)
Net Assets:
 Beginning of year

     2,180,585
        2,458,591    2,962,934
 End of year (including undistributed
net
   investment income of $34,627,
$35,735
   and $44,130, respectively)
    $
2,152,470
 $  2,180,585$2,458,591


The accompanying Notes to
Financial Statements
are an integral part of these
statements.

         TAX EXEMPT
SECURITIES TRUST, SERIES
377
       NEW YORK TRUST 123
    STATEMENTS OF
OPERATIONS
For the years ended July 31, 2001,
2000 and
1999

 2001
 2000
 1999

Investment Income-interest (Note 2)
    $
      109,424
 $       133,084$      154,615
Less expenses:
 Trustee's fees and expenses

 3,910                              4,4124,880
 Evaluator's fees

             578
                705            709
    Total expenses

          4,488
             5,117         5,589
 Net investment income

      104,936
          127,967      149,026
Realized and unrealized gain (loss)
on
investments:
 Net realized gain (loss) on securities
transactions
   (Note 5)

 1,428
    (31,59)(10,89)
 Net increase (decrease) in unrealized
market
   appreciation

       69,568
          (25,95)      (44,93)
 Net gain (loss) on investments

       70,996
          (57,55)      (55,82)
 Net increase in net assets resulting
from operations
    $
  175,932
$70,411$93,201


  STATEMENTS OF CHANGES IN
NET
ASSETS
For the years ended July 31, 2001,
2000 and
1999

 2001
 2000
 1999
Operations:
 Net investment income
    $
  104,936
$127,967$149,026
 Net realized gain (loss) on securities
transactions
   (Note 5)

 1,428
    (31,59)(10,89)
 Net increase (decrease) in unrealized
market
   appreciation

       69,568
           (25,95)      (44,93)
 Net increase in net assets resulting
from operations

     175,932
            70,411       93,201

Distributions to Unit Holders:
 Net investment income (Note 4)

 (104,75
)(137,03)(150,25)
 Proceeds from securities sold or
redeemed
               -            (221,64)
(250,91)
    Total Distributions

    (104,75
 )        (358,68)     (401,17)

Unit Redemptions by Unit Holders
(Note 3):
 Accrued interest at date of
redemption

 (1,26
 )  (3,87)-
 Value of Units at date of redemption

       (88,25
 )        (229,94)           -
    Total Redemptions

       (89,52
 )        (233,81)           -
 Decrease in net assets

  (18,34
)(522,09)(307,97)
Net Assets:
 Beginning of year

   1,925,288
        2,447,379   2,755,352
 End of year (including undistributed
net
   investment income of $29,723,
$30,807
   and $43,751, respectively)
    $
1,906,944
 $  1,925,288$2,447,379

The accompanying Notes to
Financial Statements
are an integral part of these
statements.

TAX EXEMPT SECURITIES
TRUST, SERIES
377
           July 31, 2001



   NOTES TO FINANCIAL
STATEMENTS

(1)
The original cost to the investors
represents the

aggregate initial public offering price
as of the date of

deposit (August 4, 1993), exclusive
of accrued

interest, computed on the basis of the
aggregate

offering price of the securities.  The
initial

underwriting commission (sales
charge) is equal to

4.70% of the aggregate Public
Offering Price (4.932%
                                                      of
the aggregate offering price of the
securities per

Unit).
(2)
Interest income represents interest
earned on the

Trust's portfolio and has been
recorded on the accrual

basis.
(3)
452 Units and 372 Units in the
Minnesota Trust and

New York Trust, respectively, were
redeemed by the

Trustee during the three years ended
July 31, 2001

(106 Units and 109 Units in the
Minnesota Trust and

New York Trust, respectively, being
redeemed in

2001.  145 Units and 263 Units in
the Minnesota Trust
                                                      and
New York Trust, respectively, being
redeemed in

2000.  201 Units  in the Minnesota
Trust being

redeemed in 1999).
(4)
Interest received by the Trust is
distributed to Unit

holders on the fifteenth day of each
month, after

deducting applicable expenses.
(5)
The gain (loss) from the sale or
redemption of

securities is computed on the basis of
the average cost
                                                      of
the issue sold or redeemed.
(6)
The Trustee has custody of and
responsibility for all

accounting and financial books,
records, financial

statements and related data of each
Trust and is

responsible for establishing and
maintaining a system
                                                      of
internal control directly related to,
and designed to

provide reasonable assurance as to
the integrity and

reliability of, financial reporting of
each Trust.  The

Trustee is also responsible for all
estimates of

expenses and accruals reflected in
each Trust's

financial statements.  The Evaluator
determines the

price for each underlying Bond
included in each

Trust's Portfolio of Securities on the
basis set forth in

Part B, "Public Offering - Offering
Price".  Under the

Securities Act of 1933, as amended
(the "Act"), the

Sponsor is deemed to be issuer of
each Trust's Units.
                                                      As
such, the Sponsor has the
responsibility of issuer

under the Act with respect to
financial statements of

each Trust included in the
Registration Statement.
(7)
The preparation of financial
statements, in conformity

with accounting principles generally
accepted in the

United States of America, requires
management to

make estimates and assumptions.
These estimates

affect the reported amounts of assets
and liabilities
                                                      and
disclosure of contingent assets and
liabilities at
                                                      the
date of the financial statements and
the reported

amounts of revenues and expenses
during the period.

Actual results could differ from those
estimates.


INDEPENDENT AUDITORS'
REPORT
   To the Unit Holders, Sponsor and
Trustee of
   Tax Exempt Securities Trust,
Series 377:

   We have audited the accompanying
statement of
assets and liabilities of Tax Exempt
Securities Trust, Series
377 (comprising, respectively,
Minnesota Trust 109 and
New York Trust 123), including the
portfolios of securities,
as of July 31, 2001, and the related
statements of operations
and changes in net assets for each of
the years in the three-
year period ended July 31, 2001.
These financial
statements are the responsibility of
the Trustee (see Note
6).  Our responsibility is to express
an opinion on these
financial statements based on our
audits.

   We conducted our audits in
accordance with auditing
standards generally accepted in the
United States of
America.  Those standards require
that we plan and
perform the audit to obtain
reasonable assurance about
whether the financial statements are
free of material
misstatement.  An audit includes
examining, on a test basis,
evidence supporting the amounts and
disclosures in the
financial statements.  Our procedures
included
confirmation of securities owned as
of July 31, 2001 by
correspondence with the Trustee.  An
audit also includes
assessing the accounting principles
used and significant
estimates made by the Trustee, as
well  as evaluating the
overall financial statement
presentation.  We believe that
our audits provide a reasonable basis
for our opinion.

   In our opinion, the financial
statements referred to
above present fairly, in all material
respects, the financial
position of each of the respective
Trusts constituting Tax
Exempt Securities Trust, Series 377
as of July 31, 2001,
and the results of their operations
and changes in their net
assets for each of the years in the
three-year period ended
July 31, 2001, in conformity with
accounting principles
generally accepted in the United
States of America.



   KPMG  LLP
New York, New York
March 15, 2002

         TAX EXEMPT
SECURITIES TRUST, SERIES
377
MINNESOTA TRUST 109 -
PORTFOLIO OF
SECURITIES - July 31, 2001


Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)
City of Bass Brook, Minnesota,
Collateralized
Pollution Control Refunding
Revenue Bonds,
Minnesota Power & Light Company
Project,            A

7/1/02 @ 102                   $

235,000                        $

240,271
6.00% due 7/1/2022

Hennepin County, Minnesota,
Housing and
Redevelopment Authority Revenue
Bonds,
Community Provider Program,
AA+
8/1/03 @ 100

215,000

218,328
5.70% due 8/1/2013

Housing and Redevelopment
Authority of the
City of Saint Paul, and City of
Minneapolis,
Minnesota, Health Care Facility
Revenue
Bonds, Group Health Plan, Inc.
Project,
BBB+
12/1/02 @ 102

365,000

370,512
6.90% due 10/15/2022

S.F. 12/15/14 @ 100

Minnesota Housing Finance Agency,
Rental
AA+
8/1/03 @ 102

440,000

454,115
Housing Bonds, 6.10% due 8/1/2022


S.F. 8/1/14 @ 100

Southern Minnesota Municipal
Power
Agency, Power System Revenue
Bonds,    A+

1/1/03 @ 100

705,000

679,994
4.75% due 1/1/2016

S.F. 1/1/13 @ 100

Western Minnesota Municipal Power
Agency,
Power Supply Revenue Refunding
Bonds,
A1*
8/31/01 @ 100

     155,000

     155,060
5.50% due 1/1/2015

S.F. 1/1/13 @ 100


                               $

2,115,000                      $

2,118,280















The accompanying Notes are an
integral part of this
Portfolio.

              A-9

         TAX EXEMPT
SECURITIES TRUST, SERIES
377
NEW YORK TRUST 123 -
PORTFOLIO OF
SECURITIES - July 31, 2001


Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)

The City of New York, General
Obligation
Bonds, 6.25% due 8/1/2019 (p)
Aaa*
8/1/02 @ 101 1/2                  $

130,000                        $

136,621
6.25% due 8/1/2019             A

8/1/02 @ 1011/2

335,000

344,745

New York City Housing
Development
Corporation, Multi-Family Housing

AA
5/1/03 @ 102

60,000

60,981
Revenue Bonds, 5.85% due 5/1/2025


New York State Housing Finance
Agency,
Insured Multi-Family Mortgage
Housing
AA
8/15/02 @ 102

420,000

434,247
Revenue Bonds, 7.00% due
8/15/2022

S.F. 2/15/13 @ 100

New York Local Government
Assistance
Corporation Refunding Bonds,
AA-
4/1/03 @ 102

500,000

495,640
5.00% due 4/1/2021

S.F. 7/1/19 @ 100

Commonwealth of Puerto Rico,
Public
Improvement Refunding Bonds,
General   A

7/1/03 @ 100

55,000

54,929
Obligation Bonds, 5.00% due
7/1/2021

S.F. 7/1/19 @ 100

Puerto Rico Highway and
Transportation
Authority, Highway Revenue
Refunding   A

7/1/03 @ 101 1/2

     350,000

      348,635
Bonds, 5.00% due 7/1/2022

S.F. 7/1/06 @ 100


                               $

1,850,000                      $

1,875,798

















The accompanying Notes are an
integral part of this
Portfolio.

              A-10

         TAX EXEMPT
SECURITIES TRUST, SERIES
377
PORTFOLIO OF SECURITIES -
July 31, 2001
          (Continued)




At July 31, 2001, the net unrealized
market
appreciation of all tax exempt bonds
was comprised of
the following:

                               Minn
esota                           New
York
                                Trust
109                            Trust
123

Gross unrealized market appreciation
$
                          56,122
                           $
                           83,665
Gross unrealized market depreciation

                         (22,51    )
                                   (19,273
                           )
Net unrealized market appreciation
$
                           33,612
                           $
                           64,392

NOTES TO PORTFOLIO OF
SECURITIES:

(1)    All Ratings are by Standard &
Poor's
       Corporation, except those
identified by an
       asterisk (*) which are by
Moody's Investors
       Service.  The meaning of the
applicable rating
       symbols is set forth in Part B,
"Ratings".
(2)    There is shown under this
heading the year in
       which each issue of bonds
initially or currently
       is redeemable and the
redemption price for that
       year; unless otherwise indicated,
each issue
       continues to be redeemable at
declining prices
       thereafter, but not below par.
"S.F." indicates a
       sinking fund has been or will be
established with
       respect to an issue of bonds.
The prices at
       which bonds may be redeemed
or called prior to
       maturity may or may not include
a premium
       and, in certain cases, may be less
than the cost
       of the bonds to the Trust.
Certain bonds in the
       portfolio, including bonds not
listed as being
       subject to redemption
provisions, may be
       redeemed in whole or in part
other than by
       operation of the stated
redemption or sinking
       fund provisions under certain
unusual or
       extraordinary circumstances
specified in the
       instruments setting forth the
terms and
       provisions of such bonds.  For
example, see
       discussion of obligations of
municipal housing
       authorities under "Tax Exempt
Securities Trust-
       -Portfolio" in Part B.
(3)    The market value of securities
as of July 31,
       2001 was determined by the
Evaluator on the
       basis of bid prices for the
securities at such date.



















   (p) It is anticipated that these bonds
will be
       redeemed prior to their
scheduled
       maturity, pursuant to a
pre-refunding, as
       reflected under the column
"Redemption
       Provisions".

              A-11
     PROSPECTUS-PART B

     Note:  Part B of this Prospectus
     may not be distributed
     unless accompanied by Part A


     TAX EXEMPT SECURITIES
     TRUST

          For over 20 years, Tax
     Exempt Securities Trust has
     specialized in quality municipal bond
     investments designed to meet a
     variety of investment objectives and
     tax situations.  Tax Exempt
     Securities Trust is a convenient and
     cost effective alternative to
     individual bond purchases.  Each
     State Trust or Umbrella Series is one
     of a series of similar but separate
     unit investment trusts.  Each trust is
     created under the laws of the State of
     New York by a Trust Indenture and
     Agreement and related Reference
     Trust Agreement dated the Date of
     Deposit, (collectively, the "Trust
     Agreement"), of Salomon Smith
     Barney Inc. as sponsor (the
     "Sponsor"), JPMorgan Chase Bank,
     as trustee (the "Trustee"), and Kenny
     S&P Evaluation Services, Inc., a
     division of J.J. Kenny Company,
     Inc., as evaluator (the "Evaluator").
     Each Trust containing Bonds of a
     state for which such Trust is named
     (a "State Trust") and each Umbrella
     Series is referred to herein as
     "Umbrella Series" or the "Trust,"
     and together they are referred to as
     "Trusts."  On the Date of Deposit,
     the Sponsor deposited contracts and
     funds (represented by a certified
     check or checks and/or an
     irrevocable letter of credit, issued by
     a major commercial bank) for the
     purchase of certain interest-bearing
     obligations (the "Bonds"), and/or
     Units of preceding Series of Tax
     Exempt Securities Trust (the
     "Deposited Units").  The Bonds and
     Deposited Units are referred to
     herein collectively as the
     "Securities."  After the deposit of the
     Securities and the creation of the
     Trusts, the Trustee delivered to the
     Sponsor registered certificates of
     beneficial interest (the
     "Certificates") representing the units
     (the "Units") comprising the entire
     ownership of each State Trust or
     Umbrella Series.  The initial public
     offering of Units in each State Trust
     and Umbrella Series has been
     completed.  The Units are issued and
     outstanding and were acquired by the
     Sponsor either by purchasing Units
     from the Trustee which were
     tendered for redemption or in the
     secondary market.  References to
     multiple Trusts in Part B herein
     should be read as references to a
     single Trust if Part A indicates the
     creation of only one Trust.

     Objectives

          A unit investment trust
     provides many of the same benefits
     as individual bond purchases.
     However, while receiving many of
     the benefits, the holder of Units (the
     "Holder") avoids the complexity of
     analyzing, selecting and monitoring
     a multibond portfolio.  The
     objectives of each Trust are tax-
     exempt income and conservation of
     capital through an investment in a
     diversified portfolio of municipal
     bonds.  There is no guarantee that a
     Trust's objectives will be achieved.

     Portfolio

          The Sponsor's investment
     professionals select Bonds for the
     Trust portfolios from among the
     200,000 municipal bond issues that
     vary according  to bond purpose,
     credit quality and years to maturity.
     The following factors, among others,
     were considered in selecting the
     Bonds for each Trust:  (1) whether
     the interest on the Bonds selected
     would be exempt from federal and/or
     state income taxes imposed on the
     Holders, (2) whether the Bonds were
     rated "A" or better by a major bond
     rating agency, (3) the maturity dates
     of the Bonds (including whether
     such Bonds may be called or
     redeemed prior to their stated
     maturity), (4) the diversity of the
     types of Bonds, and (5) the cost of
     the Bonds relative to what the
     Sponsor believes is their value.

     The Units

          Each Unit in a Trust
     represents a fractional undivided
     interest in the principal and net
     income of such Trust.  If any Units
     are redeemed after the date of this
     Prospectus, the principal amount of
     Bonds in the Trust will be reduced
     by an amount allocable to redeemed
     Units.  Also, the fractional undivided
     interest in the Trust represented by
     each unredeemed Unit will be
     increased.  Units will remain
     outstanding until redeemed or until
     the termination of the Trust.

     RISK FACTORS

          An investment in Units is
     subject to the following risks.

     Failure of Issuers to Pay Interest
     and/or Principal

          The primary risk associated
     with an investment in Bonds is that
     the issuer of the Bond will default on
     principal and/or interest payments
     when due on the Bond.  Such a
     default would have the effect of
     lessening the income generated by
     the Trust and/or the value of the
     Trust's Units.  The bond ratings
     assigned by major rating
     organizations are an indication of the
     issuer's ability to make interest and
     principal payments when due on its
     bonds.  Subsequent to the Date of
     Deposit, the rating assigned to a
     bond may decline.  Neither the
     Sponsor nor the Trustee shall be
     liable in any way for any default,
     failure or defect in any bond.

     Original Issue Discount Bonds and
     Zero Coupon Bonds

          Certain of the Bonds in the
     Trust may be original issue discount
     bonds and/or zero coupon bonds.
     Original issue discount bonds are
     bonds originally issued at less than
     the market interest rate.  Zero
     coupon bonds are original issue
     discount bonds that do not provide
     for the payment of current interest.
     For federal income tax purposes,
     original issue discount on such bonds
     must be accrued over the terms of
     such bonds.  On sale or redemption,
     the difference between (i) the
     amount realized (other than amounts
     treated as tax-exempt income), and
     (ii) the tax basis of such bonds
     (properly adjusted for the accrual of
     original issue discount) will be
     treated as taxable income, gain or
     loss.  See "Taxes" herein.

     "When Issued" and "Delayed
     Delivery" Bonds

          Certain Bonds in a Trust
     may have been purchased by the
     Sponsor on a "when issued" basis.
     Bonds purchased on a "when issued"
     basis have not yet been issued by
     their governmental entity on the Date
     of Deposit (although such
     governmental entity had committed
     to issue such Bonds).  In the case of
     these and/or certain other Bonds, the
     delivery of the Bonds may be
     delayed ("delayed delivery") or may
     not occur.  The effect of a Trust
     containing "delayed delivery" or
     "when issued" Bonds is that Holders
     who purchased their Units prior to
     the date such Bonds are actually
     delivered to the Trustee may have to
     make a downward adjustment in the
     tax basis of their Units.  Such
     downward adjustment may be
     necessary to account for interest
     accruing on such "when issued" or
     "delayed delivery" Bonds during the
     time between the Holders purchase
     of Units and delivery of such Bonds
     to a Trust.

     Redemption or Sale Prior to
     Maturity

          Most of the Bonds in the
     Portfolio of a Trust are subject to
     redemption prior to their stated
     maturity date pursuant to sinking
     fund or call provisions.  A call or
     redemption provision is more likely
     to be exercised when the offering
     price valuation of a bond is higher
     than its call or redemption price.
     Such price valuation is likely to be
     higher in periods of declining
     interest rates.  Certain of the Bonds
     may be sold or redeemed or
     otherwise mature.  In such cases, the
     proceeds from such events will be
     distributed to Holders and will not be
     reinvested.  Thus, no assurance can
     be given that a Trust will retain for
     any length of time its present size
     and composition.  To the extent that
     a Bond was deposited in a Trust at a
     price higher than the price at which it
     is redeemable, or at a price higher
     than the price at which it is sold, a
     sale or redemption will result in a
     loss in the value of Units.  Monthly
     distributions will generally be
     reduced by the amount of the income
     which would otherwise have been
     paid with respect to sold or
     redeemed bonds.  The Estimated
     Current Return and Estimated Long-
     Term Return of the Units may be
     adversely affected by such sales or
     redemptions.

     Market Discount

          The Portfolio of the Trust
     may consist of some Bonds whose
     current market values were below
     face value on the Date of Deposit.  A
     primary reason for the market value
     of such Bonds being less than face
     value at maturity is that the interest
     coupons of such Bonds are at lower
     rates than the current market interest
     rate for comparably rated Bonds.
     Bonds selling at market discounts
     tend to increase in market value as
     they approach maturity.  A market
     discount tax-exempt Bond will have
     a larger portion of its total return in
     the form of taxable ordinary income
     (because market discount income is
     taxable ordinary income) and less in
     the form of tax-exempt income than
     a comparable Bond bearing interest
     at current market rates.  See "Taxes"
     herein.

     Risks Inherent in an Investment in
     Different Types of Bonds

          The Trust may contain or be
     concentrated in one or more of the
     classifications of Bonds referred to
     below.  A Trust is considered to be
     "concentrated" in a particular
     category when the Bonds in that
     category constitute 25% or more of
     the aggregate value of the Portfolio.
     An investment in Units of a Trust
     should be made with an
     understanding of the risks that these
     investments may entail, certain of
     which are described below.

          General Obligation Bonds.
     Certain of the Bonds in the Portfolio
     may be general obligations of a
     governmental entity that are secured
     by the taxing power of the entity.
     General obligation bonds are backed
     by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
     However, the taxing power of any
     governmental entity may be limited
     by provisions of state constitutions
     or laws and an entity's credit will
     depend on many factors.  Some such
     factors are the entity's tax base, the
     extent to which the entity relies on
     federal or state aid and other factors
     beyond the entity's control.

          Industrial Development
     Revenue Bonds  ("IDRs").  IDRs,
     including pollution control revenue
     bonds, are tax-exempt securities
     issued by states, municipalities,
     public authorities or similar entities
     to finance the cost of acquiring,
     constructing or improving various
     projects.  These projects are usually
     operated by corporate entities.  IDRs
     are not general obligations of
     governmental entities backed by
     their taxing power.  Issuers are only
     obligated to pay amounts due on the
     IDRs to the extent that funds are
     available from the unexpended
     proceeds of the IDRs or receipts or
     revenues of the issuer.  Payments of
     IDRs is solely dependent upon the
     creditworthiness of the corporate
     operator of the project or corporate
     guarantor.  Such corporate operators
     or guarantors that are industrial
     companies may be affected by many
     factors which may have an adverse
     impact on the credit quality of the
     particular company or industry.

          Hospital and Health Care
     Facility Bonds.  The ability of
     hospitals and other health care
     facilities to meet their obligations
     with respect to revenue bonds issued
     on their behalf is dependent on
     various factors.  Some such factors
     are the level of payments received
     from private third-party payors and
     government programs and the cost of
     providing health care services.
     There can be no assurance that
     payments under governmental
     programs will remain at levels
     comparable to present levels or will
     be sufficient to cover the costs
     associated with their bonds.  It also
     may be necessary for a hospital or
     other health care facility to incur
     substantial capital expenditures or
     increased operating expenses to
     effect changes in its facilities,
     equipment, personnel and services.
     Hospitals and other health care
     facilities are also subject to claims
     and legal actions by patients and
     others in the ordinary course of
     business.  There can be no assurance
     that a claim will not exceed the
     insurance coverage of a health care
     facility or that insurance coverage
     will be available to a facility.

          Single Family and Multi-
     Family Housing Bonds.  Multi-
     family housing revenue bonds and
     single-family mortgage revenue
     bonds are state and local housing
     issues that have been issued to
     provide financing for various
     housing projects.  Multi-family
     housing revenue bonds are payable
     primarily from the mortgage loans to
     housing projects for low to moderate
     income families.  Single-family
     mortgage revenue bonds are issued
     for the purpose of acquiring notes
     secured by mortgages on residences.
     The ability of housing issuers to
     make debt service payments on their
     obligations will also be affected by
     various economic and non-economic
     factors.  Such factors include:
     occupancy levels, adequate rental
     income in multi-family projects, the
     rate of default on mortgage loans
     underlying single family issues and
     the ability of mortgage insurers to
     pay claims.  All single family
     mortgage revenue bonds and certain
     multi-family housing revenue bonds
     are prepayable over the life of the
     underlying mortgage or mortgage
     pool.  Therefore, the average life of
     housing obligations cannot be
     determined.  However, the average
     life of these obligations will
     ordinarily be less than their stated
     maturities.  Mortgage loans are
     frequently partially or completely
     prepaid prior to their final stated
     maturities.  To the extent that these
     obligations were valued at a
     premium when a Holder purchased
     Units, any prepayment at par would
     result in a loss of capital to the
     Holder and, in any event, reduce the
     amount of income that would
     otherwise have been paid to Holders.

          Power Facility Bonds.  The
     ability of utilities to meet their
     obligations with respect to revenue
     bonds they issue is dependent on
     various factors.  These factors
     include the rates they may charge
     their customers, the demand for a
     utility's services and the cost of
     providing those services.  Utilities
     are also subject to extensive
     regulations relating to the rates
     which they may charge customers.
     Utilities can experience regulatory,
     political and consumer resistance to
     rate increases.  Utilities engaged in
     long-term capital projects are
     especially sensitive to regulatory
     lags in granting rate increases.
     Utilities are additionally subject to
     increased costs due to governmental
     regulation and decreased profits due
     to increasing competition.  Any
     difficulty in obtaining timely and
     adequate rate increases could
     adversely affect a utility's results of
     operations.  The Sponsor cannot
     predict at this time the ultimate effect of such factors on the ability of any issuers to meet their obligations with respect to Bonds.

          Water and Sewer Revenue
     Bonds.  Water and sewer bonds are
     generally payable from user fees.
     The ability of state and local water
     and sewer authorities to meet their
     obligations may be affected by a
     number of factors.  Some such
     factors are the failure of
     municipalities to utilize fully the
     facilities constructed by these
     authorities, declines in revenue from
     user charges, rising construction and
     maintenance costs, impact of
     environmental requirements, the
     difficulty of obtaining or discovering
     new supplies of fresh water, the
     effect of conservation programs and
     the impact of "no growth" zoning
     ordinances and in some cases this
     ability may be affected by the
     continued availability of federal and
     state financial assistance and of
     municipal bond insurance for future
     bond issues.

          University and College
     Bonds.  The ability of universities
     and colleges to meet their obligations
     is dependent upon various factors.
     Some of these factors, of which an
     investor should be aware, are the size
     and diversity of their sources of
     revenues, enrollment, reputation,
     management expertise, the
     availability and restrictions on the
     use of endowments and other funds
     and the quality and maintenance
     costs of campus facilities.  Also, in
     the case of public institutions, the
     financial condition of the relevant
     state or other governmental entity
     and its policies with respect to
     education may affect an institution's
     ability to make payments on its own.


          Lease Rental Bonds.  Lease
     rental bonds are predominantly
     issued by governmental authorities
     that have no taxing power or other
     means of directly raising revenues.
     Rather, the authorities are financing
     vehicles created solely for the
     construction of buildings or the
     purchase of equipment that will be
     used by a state or local government.
     Thus, the bonds are subject to the
     ability and willingness of the lessee
     government to meet its lease rental
     payments which include debt service
     on the bonds.  Lease rental bonds are
     subject to the risk that the lessee
     government is not legally obligated
     to budget and appropriate for the
     rental payments beyond the current
     fiscal year.  These bonds are also
     subject to the risk of abatement in
     many states as rental bonds cease in
     the event that damage, destruction or
     condemnation of the project prevents
     its use by the lessee.  Also, in the
     event of default by the lessee
     government, there may be significant
     legal and/or practical difficulties
     involved in the reletting or sale of
     the project.

          Capital Improvement
     Facility Bonds.  The Portfolio of a
     Trust may contain Bonds which are
     in the capital improvement facilities
     category.  Capital improvement
     bonds are bonds issued to provide
     funds to assist political subdivisions
     or agencies of a state through
     acquisition of the underlying debt of
     a state or local political subdivision
     or agency.  The risks of an
     investment in such bonds include the
     risk of possible prepayment or
     failure of payment of proceeds on
     and default of the underlying debt.

          Solid Waste Disposal
     Bonds.  Bonds issued for solid waste
     disposal facilities are generally
     payable from tipping fees and from
     revenues that may be earned by the
     facility on the sale of electrical
     energy generated in the combustion
     of waste products.  The ability of
     solid waste disposal facilities to meet
     their obligations depends upon the
     continued use of the facility, the
     successful and efficient operation of
     the facility and, in the case of waste-
     to-energy facilities, the continued
     ability of the facility to generate
     electricity on a commercial basis.
     Also, increasing environmental
     regulation on the federal, state and
     local level has a significant impact
     on waste disposal facilities.  While
     regulation requires more waste
     producers to use waste disposal
     facilities, it also imposes significant
     costs on the facilities.

          Moral Obligation Bonds.
     The Trust may also include "moral
     obligation" bonds.  If an issuer of
     moral obligation bonds is unable to
     meet its obligations, the repayment
     of the bonds becomes a moral
     commitment but not a legal
     obligation of the state or
     municipality in question. Thus, such
     a commitment generally requires
     appropriation by the state legislature
     and accordingly does not constitute a
     legally enforceable obligation or debt
     of the state.  The agencies or
     authorities generally have no taxing
     power.

          Refunded Bonds.
     Refunded Bonds are typically
     secured by direct obligations of the
     U.S. Government, placed in an
     escrow account maintained by an
     independent trustee until maturity or
     a predetermined redemption date.
     These obligations are generally
     noncallable prior to maturity or the
     predetermined redemption date.  In a
     few isolated instances to date,
     however, bonds which were thought
     to be escrowed to maturity have been
     called for redemption prior to
     maturity.

          Airport, Port and Highway
     Revenue Bonds.  Certain facility
     revenue bonds are payable from and
     secured by the revenues from the
     ownership and operation of
     particular facilities, such as airports,
     highways and port authorities.
     Airport operating income may be
     affected by the ability of the airlines
     to meet their obligations under the
     agreements with airports.  Similarly,
     payment on bonds related to other
     facilities is dependent on revenues
     from the projects, such as use fees
     from ports, tolls on turnpikes and
     bridges and rents from buildings.
     Therefore, payment may be
     adversely affected by reduction in
     revenues due to such factors and
     increased cost of maintenance or
     decreased use of a facility.   The
     Sponsor cannot predict what effect
     conditions may have on revenues
     which are dependent for payment on
     these bonds.

          Special Tax Bonds.
     Special tax bonds are payable from
     and secured by the revenues derived
     by a municipality from a particular
     tax.  Examples of such special taxes
     are a tax on the rental of a hotel
     room, on the purchase of food and
     beverages, on the rental of
     automobiles or on the consumption
     of liquor.  Special tax bonds are not
     secured by the general tax revenues
     of the municipality, and they do not
     represent general obligations of the
     municipality.  Therefore, payment on
     special tax bonds may be adversely
     affected by a reduction in revenues
     realized from the underlying special
     tax.    Also, should spending on the
     particular goods or services that are
     subject to the special tax decline, the
     municipality may be under no
     obligation to increase the rate of the
     special tax to ensure that sufficient
     revenues are raised from the
     shrinking taxable base.

          Tax Allocation Bonds.  Tax
     allocation bonds are typically
     secured by incremental tax revenues
     collected on property within the
     areas where redevelopment projects,
     financed by bond proceeds are
     located.  Such payments are
     expected to be made from projected
     increases in tax revenues derived
     from higher assessed values of
     property resulting from development
     in the particular project area and not
     from an increase in tax rates.
     Special risk considerations include:
     reduction of, or a less than
     anticipated increase in, taxable
     values of property in the project area;
     successful appeals by property
     owners of assessed valuations;
     substantial delinquencies in the
     payment of property taxes; or
     imposition of any constitutional or
     legislative property tax rate decrease.

          Tobacco Settlement
     Revenue Bonds.  Tobacco
     Settlement Revenue Bonds are
     secured by a state or local
     government's proportionate share in
     the Master Settlement Agreement
     ("MSA").  The MSA is an
     agreement, reached out of court in
     November 1998 between the
     attorneys general of 46 states
     (Florida, Minnesota, Mississippi, and
     Texas all settled independently) and
     six other U.S. jurisdictions
     (including the District of Columbia,
     Puerto Rico and Guam), and the four
     largest U.S. tobacco manufacturers
     (Philip Morris, RJ Reynolds, Brown
     & Williamson, and Lorillard).
     Subsequently 34 smaller tobacco
     manufacturers signed on to the
     MSA, bringing the current combined
     market share of participating tobacco
     manufacturers to approximately
     99%.  The MSA basically provides
     for payments annually by the
     manufacturers to the states and
     jurisdictions in perpetuity, in
     exchange for releasing all claims
     against the manufacturers and a
     pledge of no further litigation.  The
     MSA established a base payment
     schedule and a formula for adjusting
     payments each year.  Manufacturers
     pay into a master escrow trust based
     on their market share, and each state
     receives a fixed percentage of the
     payment as set forth in the MSA.
     Annual payments are highly
     dependent on annual domestic
     cigarette shipments and inflation, as
     well as several other factors.  As a
     result, payments made by tobacco
     manufacturers could be negatively
     impacted by a decrease in tobacco
     consumption over time.  A market
     share loss by the MSA companies to
     non-MSA participating
     manufacturers would also cause a
     downward adjustment in the
     payment amounts.  A participating
     manufacturer filing for bankruptcy
     could cause delays or reductions in
     bond payments.

          Certain Tobacco Settlement
     Revenue Bonds are issued with
     "turbo" redemption features.  Under
     the turbo structure, all available
     excess revenues are applied as an
     early redemption to the designated
     first turbo maturity until it is
     completely repaid, and then to the
     next turbo maturity until paid in full,
     and so on.  The result is that the
     returned principal creates an average
     maturity that could be much shorter
     than the legal final maturity.

          Transit Authority Bonds.
     Mass transit is generally not self-
     supporting from fare revenues.
     Therefore, additional financial
     resources must be made available to
     ensure operation of mass transit
     systems as well as the timely
     payment of debt service.  Often such
     financial resources include federal
     and state subsidies, lease rentals paid
     by funds of the state or local
     government or a pledge of a special
     tax such as a sales tax or a property
     tax.  If fare revenues or the
     additional financial resources do not
     increase appropriately to pay for
     rising operating expenses, the ability
     of the issuer to adequately service
     the debt may be adversely affected.

          Convention Facility Bonds.
     The Portfolio of a Trust may contain
     Bonds of issuers in the convention
     facilities category.  Bonds in the
     convention facilities category
     include special limited obligation
     securities issued to finance
     convention and sports facilities
     payable from rental payments and
     annual governmental appropriations.
     The governmental agency is not
     obligated to make payments in any
     year in which the monies have not
     been appropriated to make such
     payments.  In addition, these
     facilities are limited use facilities
     that may not be used for purposes
     other than as convention centers or
     sports facilities.

          Correctional Facility
     Bonds.  The Portfolio of a Trust may
     contain Bonds of issuers in the
     correctional facilities category.
     Bonds in the correctional facilities
     category include special limited
     obligation securities issued to
     construct, rehabilitate and purchase
     correctional facilities payable from
     governmental rental payments and/or
     appropriations.

          Puerto Rico Bonds.
     Certain of the Bonds in the Trust
     may be general obligations and/or
     revenue bonds of issuers located in
     Puerto Rico.  These Bonds will be
     affected by general economic
     conditions in Puerto Rico.  The
     economy of Puerto Rico is fully
     integrated with that of the mainland
     United States.  During fiscal 2000,
     approximately 88% of Puerto Rico's
     exports were to the United States
     mainland, which was also the source
     of 56% of Puerto Rico's imports.  In
     fiscal 2000, Puerto Rico experienced
     a $11.4 billion positive adjusted
     merchandise trade balance.  The
     dominant sectors of the Puerto Rico
     economy are manufacturing and
     services.  Gross product in fiscal
     1996 was $30.4 billion and gross
     product in fiscal 2000 was $41.4
     billion ($34.8 billion in 1996 prices).
     This represents an increase in gross
     product of 36.3% from fiscal 1996 to
     2000 (14.7% in 1996 prices).

          Average employment
     increased from 1,092,000 in fiscal
     1996, to 1,159,470 in fiscal 2000.
     Average unemployment decreased
     from 13.8% in fiscal 1996, to 11.0%
     in fiscal 2000, the lowest annual
     unemployment rate in more than two
     decades.  According to the Labor
     Department's Household
     Employment Survey, total
     employment decreased 0.1% from
     fiscal 2000 to fiscal 2001.  Total
     monthly employment averaged
     1,157,850 during fiscal 2001,
     compared to 1,159,466 in fiscal
     2000.

          The Planning Board's gross
     product forecast for fiscal 2001,
     made in March 2001, projected an
     increase of 2.2% over fiscal 2000
     and an increase of 2.0% for fiscal
     2002.  The performance of the
     economy during fiscal 2001 and
     2002 will be effected principally by
     the performance of the United States
     economy and by the increase in oil
     prices and, to a lesser extent, by the
     level of interest rates.  Since Puerto
     Rico is heavily dependent on oil
     imports for its energy needs, if the
     level of oil prices remain at their
     current high levels, this may
     adversely affect economic activity in
     Puerto Rico during fiscal 2002.

          Insurance.  Certain bonds
     (the "Insured Bonds") may be
     insured or guaranteed by ACA
     Financial Guaranty Corporation
     ("ACA"), Ambac Assurance
     Corporation ("AMBAC"), Asset
     Guaranty Insurance Company
     ("Asset Guaranty"), Capital Markets
     Assurance Corp. ("CAPMAC"),
     Connie Lee Insurance Company
     ("Connie Lee"), Financial Guaranty
     Insurance Company ("Financial
     Guaranty"), Financial Security
     Assurance Inc. ("FSA"), MBIA
     Insurance Corporation ("MBIA"),
     Radian Asset Assurance Inc.
     ("Radian"), or XL Capital Insurance
     Inc. ("XLCA") (collectively, the
     "Insurance Companies").  Insurance
     policies generally make payments
     only according to a bond's original
     payment schedule and do no make
     early payments when a bond defaults
     or becomes taxable. Although the
     federal government does not regulate
     the insurance business, various state
     laws and federal initiatives and tax
     law changes could significantly
     affect the insurance business. The
     claims-paying ability of each of
     these companies, unless otherwise
     indicated, is rated AAA by Standard
     & Poor's or another acceptable
     national rating service. Standard &
     Poor's has assigned an A claims-
     paying ability to ACA and an AA
     claims-paying ability to Radian. The
     ratings are subject to change at any
     time at the discretion of the rating
     agencies.

          The cost of this insurance is
     borne either by the issuers or
     previous owners of the bonds. The
     Sponsor does not insure the bonds in
     conjunction with their deposit in a
     Trust and makes no representations
     with regard to the adequacy of the
     insurance covering any of the
     Insured Bonds.  The insurance
     policies are non-cancellable and will
     continue in force so long as the
     bonds are outstanding and the
     insurers remain in business.  The
     insurance policies guarantee the
     timely payment of principal and
     interest on the Insured Bonds.
     However, the insurance policies do
     not guarantee the market value of the
     Insured Bonds or the value of the
     Units.  The above information
     relating to the Insurance Companies
     has been obtained from publicly
     available information.  No
     representation is made as to the
     accuracy or adequacy of the
     information or as to the absence of
     material adverse changes since the
     information was made available to
     the public.

          The following are brief
     descriptions of certain of the
     insurance companies that may insure
     or guarantee certain Bonds.  The
     financial information presented for
     each company has been determined
     on a statutory basis and is unaudited,
     unless otherwise indicated.

          ACA is a wholly-owned
     subsidiary of American Capital
     Access Holdings, Incorporated.
     ACA is a Maryland domiciled
     financial guaranty insurance
     company with its principal office in
     New York.  ACA is licensed in all
     50 states, the District of Columbia,
     Guam, Puerto Rico and the United
     States Virgin Islands.  ACA was
     initially capitalized in 1997, with
     $117,000,000 in policyholders'
     surplus.  Additionally, Zurich
     Reinsurance (North America) Inc.
     has provided a $50,000,000 soft
     capital facility and Capital
     Reinsurance Co. has written ACA a
     $75,000,000 excess of loss soft
     capital facility.  Standard & Poor's
     and Fitch Ratings have assigned an
     A claims-paying ability to ACA.  As
     of December 31, 2001, ACA had
     admitted assets of $238.3 million,
     total liabilities of $131.5 million and
     total surplus as regards to
     policyholders of $76.0 million, as
     determined in accordance with
     statutory accounting practices
     prescribed or permitted by the
     Maryland Insurance Administration.

          AMBAC is a Wisconsin-
     domiciled stock insurance
     corporation regulated by the Office
     of the Commissioner of Insurance of
     the State of Wisconsin and licensed
     to do business in 50 states, the
     District of Columbia, the Territory of
     Guam and the Commonwealth of
     Puerto Rico, with total assets of
     approximately $5,303,205,143 and
     total liabilities of approximately
     $2,733,034,006 as of December 31,
     2001.  Standard & Poor's, Moody's
     and Fitch Ratings have each assigned
     a triple-A claims-paying ability
     rating to AMBAC.  AMBAC has
     obtained a ruling from the Internal
     Revenue Service to the effect that
     the insuring of an obligation by
     AMBAC will not affect the
     treatment for federal income tax
     purposes of interest on such
     obligation and that insurance
     proceeds representing maturing
     interest paid by AMBAC under
     policy provisions substantially
     identical to those contained in its
     financial guaranty insurance policy
     shall be treated for federal income
     tax purposes in the same manner as
     if such payments were made by the
     Obligor of the Obligations.

          Asset Guaranty, a wholly-
     owned subsidiary of Enhance
     Financial Services Group Inc., is
     now owned by Radian Group Inc.
     (see Radian below).

          CAPMAC commenced
     operations in December 1987, as the
     second monoline financial guaranty
     insurance company (after FSA)
     organized solely to insure non-
     municipal obligations.  CAPMAC, a
     New York corporation, is a wholly-
     owned subsidiary of CAPMAC
     Holdings, Inc. (CHI), which was
     sold in 1992 by Citibank (New York
     State) to a group of 12 investors led
     by the following:  Dillon Read's
     Saratoga Partners II; L.P. (Saratoga),
     an acquisition fund; Caprock
     Management, Inc., representing
     Rockefeller family interests;
     Citigrowth Fund, a Citicorp venture
     capital group; and CAPMAC senior
     management and staff. These groups
     controlled approximately 70% of the
     stock of CHI.  In 1998, CAPMAC
     merged with MBIA (see MBIA
     below).

          Connie Lee, a Wisconsin
     stock insurance corporation, is a
     wholly-owned subsidiary of Connie
     Lee Holdings, Inc. (formerly
     Construction Loan Insurance
     Corporation, and herein,
     "Holdings").  On December 18,
     1997, AMBAC acquired all of the
     outstanding capital stock of
     Holdings.  Holdings and Connie Lee
     are now wholly-owned subsidiaries
     of AMBAC (see AMBAC above).

          FGIC is a wholly-owned
     subsidiary of FGIC Corporation (the
     "Corporation"), a Delaware holding
     company.  The Corporation is a
     subsidiary of General Electric
     Capital Corporation ("GE Capital").
     Neither the Corporation nor GE
     Capital is obligated to pay the debts
     of or the claims against FGIC.  FGIC
     is a monoline financial guaranty
     insurer domiciled in the State of New
     York and subject to regulation by the
     State of New York Insurance
     Department.  As of December 31,
     2001, the total capital and surplus of
     FGIC was approximately $1.002
     billion.  FGIC prepares financial
     statements on the basis of both
     statutory accounting principles and
     generally accepted accounting
     principles.

          FSA is a New York
     domiciled insurance company and a
     wholly-owned subsidiary of
     Financial Security Assurance
     Holdings Ltd. ("Holdings").
     Holdings is an indirect subsidiary of
     Dexia, S.A., a publicly held Belgian
     corporation.  Dexia, S.A., through its
     bank subsidiaries, is primarily
     engaged in the business of public
     finance in France, Belgium and other
     European countries.  No shareholder
     of Holdings or FSA is liable for the
     obligations of FSA.  At December
     31, 2001, FSA had approximately
     $3.2 billion of claims-paying
     resources to support its high-quality,
     diversified portfolio of insured
     securities.  Total assets as of
     December 31, 2001, exceed $4.3
     billion.

          MBIA is the principal
     operating subsidiary of MBIA Inc., a
     New York Stock Exchange listed
     company (the "Company").  The
     Company is not obligated to pay the
     debts of or claims against MBIA.
     MBIA is domiciled in the State of
     New York and licensed to do
     business in and subject to regulation
     under the laws of all 50 states, the
     District of Columbia, the
     Commonwealth of Puerto Rico, the
     Commonwealth of the Northern
     Mariana Islands, the Virgin Islands
     of the United States and the Territory
     of Guam.  MBIA has three branches,
     one in the Republic of France, one in
     the Republic of Singapore and one in
     the Kingdom of Spain.  New York
     has laws prescribing minimum
     capital requirements, limiting classes
     and concentrations of investments
     and requiring the approval of policy
     rates and forms.  State laws also
     regulate the amount of both the
     aggregate and individual risks that
     may be insured, the payment of
     dividends by MBIA, changes in
     control and transactions among
     affiliates.  Additionally, MBIA is
     required to maintain contingency
     reserves on its liabilities in certain
     amounts and for certain periods of
     time.  As of December 31, 2001,
     MBIA had admitted assets of $8.5
     billion (audited), total liabilities of
     $5.6 billion (audited), and total
     capital and surplus of $2.9 billion
     (audited) determined in accordance
     with statutory accounting practices
     prescribed or permitted by insurance
     regulatory authorities.  As of March
     31, 2002, MBIA had admitted assets
     of $8.6 billion, total liabilities of
     $5.7 billion, and total capital and
     surplus of $2.9 billion determined in
     accordance with statuatory
     accounting practices prescribed or
     permitted by insurance regulatory
     authorities.

          Radian, formerly known as
     Asset Guaranty, was founded in
     1988 and is a wholly-owned
     subsidiary of Radian Group Inc., a
     credit enhancement and mortgage
     services provider to the financial and
     capital markets.  As of December 31,
     2001, Radian Group Inc. had a
     market capitalization of
     approximately $4.1 billion.  Radian
     is rated AA by Standard & Poor's
     and Fitch Ratings and provides
     financial guaranty insurance and
     reinsurance to the holders of debt
     obligations and asset-backed
     securities.

          XLCA is a New York-
     domiciled, financial guarantee
     insurance company.  As of March
     31, 2001, XLCA had $92.0 million
     of capital.  XLCA is an indirect
     subsidiary of XL Capital Ltd., which
     as of March 31, 2001, had $17.6
     billion in assets and $5.7 billion in
     shareholders' equity.  XLCA is rated
     AAA by Standard & Poor's and
     Fitch Ratings.

          The above financial
     information relating to the Insurance
     Companies has been obtained from
     publicly available information.  No
     representation is made as to the
     accuracy or adequacy of the
     information or as to the absence of
     material adverse changes since the
     information was made available to
     the public.

          Litigation and Legislation.
     To the best knowledge of the
     Sponsor, there is no litigation
     pending as of the Initial Date in
     respect of any Bonds which might
     reasonably be expected to have a
     material adverse effect upon the
     Trust.   At any time after the Initial
     Date of Deposit, litigation may be
     initiated on a variety of grounds, or
     legislation may be enacted, with
     respect to Bonds in the Trust.
     Litigation, for example, challenging
     the issuance of pollution control
     revenue bonds under environmental
     protection statutes may affect the
     validity of Bonds or the tax-free
     nature of their interest. While the
     outcome of litigation of this nature
     can never be entirely predicted,
     opinions of bond counsel are
     delivered on the date of issuance of
     each Bond to the effect that the Bond
     has been validly issued and that the
     interest thereon is exempt from
     federal income tax.  In addition,
     other factors may arise from time to
     time which potentially may impair
     the ability of issuers to make
     payments due on the Bonds.

          Tax Exemption.  From time
     to time Congress considers proposals
     to tax the interest on state and local
     obligations, such as the Bonds.  The
     Supreme Court has concluded that
     the U.S. Constitution does not
     prohibit Congress from passing a
     nondiscriminatory tax on interest on
     state and local obligations.  This type
     of legislation, if enacted into law,
     could adversely affect an investment
     in Units.  See "Taxes" herein for a
     more detailed discussion concerning
     the tax consequences of an
     investment in Units.  Holders are
     urged to consult their own tax
     advisers.

          Estimated Current Return
     and Estimated Long-Term Return.
     The Estimated Current Return is
     calculated by dividing the Estimated
     Net Annual Interest Income per Unit
     by the Public Offering Price per
     Unit.  The Estimated Net Annual
     Interest Income per Unit will vary
     with changes in fees and expenses of
     the Trustee and the Evaluator and
     with the principal prepayment,
     redemption, maturity, exchange or
     sale of Bonds while the Public
     Offering Price will vary with
     changes in the offering price of the
     underlying Bonds; therefore, there is
     no assurance that the Estimated
     Current Return quoted for a trust will
     be realized in the future.  The
     Estimated Long-Term Return is
     calculated using a formula which (1)
     takes into consideration, and factors
     in the relative weightings of, the
     market values, yields (which takes
     into account the amortization of
     premiums and the accretion of
     discounts) and estimated retirements
     of all of the Bonds in the Trust and
     (2) takes into account the expenses
     and sales charge associated with
     each Unit.  Since the market values
     and estimated retirements of the
     Bonds and the expenses of the Trust
     will change, there is no assurance
     that the Estimated Long-Term
     Return quoted for a trust will be
     realized in the future.  The Estimated
     Current Return and Estimated Long-
     Term Return are expected to differ
     because the calculation of the
     Estimated Long-Term Return
     reflects the estimated date and
     amount of principal returned while
     the Estimated Current Return
     calculations include only Net Annual
     Interest Income and Public Offering
     Price as of the date set forth in Part
     A "Summary of Essential
     Information."

     STATE TRUST RISK FACTORS

          Potential purchasers of the
     Units of a State Trust or Umbrella
     Series should consider the fact that
     the Trust's Portfolio consists
     primarily of Bonds issued by the
     state for which such State Trust is
     named or its municipalities or
     authorities and realize the substantial
     risks associated with an investment
     in such Bonds.   Each State Trust is
     subject to certain additional state risk factors. The Sponsor believes the discussions of risk factors summarized below describe some of the more significant aspects of the State Trusts. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor have not independently verified this information, they have no reason to believe that such information is not correct in all material respects. Investments in a
     State Trust or an Umbrella Series
     containing State Trusts should be
     made with an understanding that the
     value of the underlying Portfolio
     may decline with increases in
     interest rates.

     California Trust

          The following information
     is a brief summary of factors
     affecting the economy of the State of
     California and does not purport to be
     a complete description of such
     factors.  Other factors will affect
     issuers.  The summary is based
     primarily upon one or more publicly
     available offering statements relating
     to debt offerings of California
     issuers, the latest of which is dated
     April 5, 2002, however, it has not
     been updated since that time.  The
     Sponsor has not independently
     verified the information.  The
     creditworthiness of obligations
     issued by local California issuers
     may be unrelated to the
     creditworthiness of obligations
     issued by the State of California, and
     there is no responsibility on the part
     of the State of California to make
     payments on such local obligations.

          General Economic
     Conditions.  The economy of the
     State of California (sometimes
     referred to herein as the "State") is
     the largest among the 50 states and
     one of the largest in the world.  This
     diversified economy has major
     components in high technology,
     trade, entertainment, agriculture,
     tourism, construction and services.
     Certain of the State's significant
     industries are sensitive to trade
     disruptions in their export markets
     and the State's rate of economic
     growth, therefore, could be adversely
     affected by any such disruption.

          A significant downturn in
     U.S. stock market prices could
     adversely affect California's
     economy by reducing household
     spending and business investment,
     particularly in the important high
     technology sector.  Moreover, a large
     and increasing share of the State's
     General Fund revenue in the form of
     income and capital gains taxes is
     directly related to, and would be
     adversely affected by, a significant
     downturn in the performance of the
     stock markets.

          It is impossible to predict
     the time, magnitude or location of a
     major earthquake or its effect on the
     California economy.  In January
     1994, a major earthquake struck the
     Los Angeles area, causing significant
     damage in a four county area.  The
     possibility exists that another such
     earthquake could create a major
     dislocation of the California
     economy and significantly affect
     State and local government budgets.

          Prior Years' Financial
     Results.  Following a severe
     recession beginning in 1990, the
     State's financial condition improved
     markedly during the fiscal years
     starting in 1995-96, due to a
     combination of better than expected
     revenues, a slowdown in growth of
     social welfare programs, and
     continued spending restraint based
     on actions taken in earlier years.
     The State's cash position also
     improved, and the State's General
     Fund took in substantially greater tax
     revenue than was initially planned
     when the budgets were enacted for
     the fiscal years ended in 1996, 1997,
     1998, 1999 and 2000 ($2.2 billion,
     $1.6 billion, $2.4 billion, $1.7 billion and $8.2 billion, respectively).

          Fiscal Year 2001-02
     Budget.  The 2001-02 Governor's
     Budget released on January 10,
     2001, provided updated 2000-01
     revenue and expenditure estimates.
     These estimates were further updated
     on May 14, 2001, with the release of
     the May Revision to the Governor's
     Budget (the "May Revision").

          The 2001-02 Governor's
     Budget estimated 2001-02 General
     Fund revenues and transfers to be
     about $79.4 billion, and proposed
     $82.9 billion in expenditures,
     utilizing a portion of the surplus
     expected from 2000-01.  The
     Governor proposed budget reserves
     in 2001-02 of $2.4 billion, including
     $500 million for unplanned litigation
     costs.

          The May Revision
     disclosed a reversal of the recent
     General Fund financial trend, as a
     result of the slowdown in economic
     growth in the State starting in the
     first quarter of 2001 and, most
     particularly, the steep drop in stock
     market levels since early 2000.  The
     2001 Budget Act projects General
     Fund revenues in 2001-02 will be
     about $75.1 billion, a drop of $2.9
     billion from revised 2000-01
     estimates and $4.3 billion below the
     estimate in the 2001-02 Governor's
     Budget.  Most of the drop is
     attributed to the personal income tax,
     which reflects both slower job and
     wage growth, and a severe decline in
     capital gains and stock option
     income, which is included in
     personal income tax statistics.

          The Fiscal Year 2001
     Budget Act was signed by the
     Governor on July 26, 2001.  The
     spending plan for 2001-02 includes
     General Fund expenditures of $78.8
     billion, a reduction of $1.3 billion
     from the prior year.  This could be
     accomplished without serious
     program cuts because such a large
     part of the 2000 Budget Act
     comprised one-time expenditures.
     The spending plan utilizes more than
     half of the budget surplus as of
     June 30, 2001, but still leaves a
     projected balance in the Special
     Fund for Economic Uncertainties
     (the "SFEU") at June 30, 2002, of
     $2.6 billion, the largest appropriated
     reserve in State history.  The 2001
     Budget Act assumed that, during the
     course of the fiscal year, the $6.2
     billion advanced by the General
     Fund to the Department of Water
     Resources for power purchases will
     be repaid with interest.  The 2001
     Budget Act also includes Special
     Fund expenditures of $21.3 billion
     and Bond Fund expenditures of $3.2
     billion.  The State issued
     approximately $5.7 billion of
     revenue anticipation notes on
     October 4, 2001, as part of its cash
     management program.  An updated
     estimate of fiscal year 2001-02
     revenues and expenditures was
     included in the 2002-03 Governor's
     Budget (the "2002-03 Budget"),
     released on January 10, 2002, and
     discussed below.

          Fiscal Year 2002-03
     Budget.  The 2002-03 Budget,
     released January 10, 2002, projected
     a fall-off in General Fund revenues
     due to the national economic
     recession combined with the stock
     market decline, which began in mid-
     2000.  Personal income tax receipts,
     including stock option and capital
     gain realizations, have been
     particularly impacted.  As a result,
     the Administration projected a
     combined budget gap for 2001-02
     and 2002-03 of approximately $12.5
     billion.  This assumes tax revenues
     on personal income, sales and use
     and corporations of $64.9 billion in
     2001-02, $5 billion lower than
     projected in the 2001 Budget Act.

          Total revenues and
     transfers, projected to be $77.1
     billion in 2001-02, include the
     receipt of $6.6 billion from the sale
     of the DWR bonds to repay certain
     advances to the power supply
     program discussed below as revenue.
     The Administration proposed to
     close the budget gap by reducing
     expenditures by $5.2 billion over the
     2001-02 and 2002-03 fiscal years,
     funding shifts from the General Fund
     to other sources totaling $0.6 billion,
     anticipated increases in federal
     funding of approximately $1.1
     billion, and interfund loans,
     accelerations and transfers totaling
     $5.6 billion.  The May Revision to
     the 2002 Governor's Budget issued
     May 31, 2002, disclosed that the
     consensus opinion of economists
     was that California's economy was
     already recovering from a modest
     recession.  The 2002 May Revision
     projected General Fund revenues in
     2001-02 will be about $73.8 billion,
     a drop from estimates of $77.1
     billion in the 2002-03 Governor's
     Budget.  The 2002 May Revision
     also disclosed an additional $9.5
     billion revenue loss and an additional
     $1.6 billion cost increase beyond the
     $12.5 billion budget gap identified in
     the Governor's Budget.

          Recent Events.  A series of
     reports since June 2001 have
     indicated that both the national and
     the State economies have been in a
     recession starting in 2001.  In
     California, the impact has been
     particularly felt in the high
     technology and construction sectors
     and in exports.  The terrorist attacks
     of September 11, 2001, have
     exacerbated the impact of the
     weakened economy, particularly on
     tourism-related industries.  The
     Administration predicts continued
     weakness through at least the first
     half of 2002, although the
     Administration continues to
     outperform the nation as a whole.

          The slowdown has resulted
     in a dramatic decline in General
     Fund revenues compared to
     estimates made at the time of the
     enactment of the 2001 Budget Act in
     July 2001.  On January 10, 2002, the
     Governor released the Proposed
     Budget for 2002-03, which included
     updated revenue estimates for both
     the current and upcoming fiscal
     years.  The Proposed Budget forecast
     revenues for 2000-01 and 2001-02 to
     be about $4.6 billion below the 2001
     Budget Act forecast.  A report issued
     on February 20, 2002, by the
     Legislative Analyst's Officer
     projects General Fund revenues for
     the period December 1, 2001,
     through January 31, 2002, to be
     about $2.8 billion lower than
     estimated in the 2002-03 Proposed
     Budget.  In addition, the State
     Controller has reported General Fund
     cash receipts for the period July 1,
     2001, through January 31, 2002, to
     be about $1.4 billion below forecasts
     in the 2002-03 Proposed Budget.

          In October 2001, in
     response to the weak revenue results,
     the Governor announced a hiring
     freeze for most State positions and
     directed State agencies to make cuts
     in operating expenses totaling at
     least $150 million in 2001-02
     expenditures.  The Governor also
     asked agencies to prepare for cuts of
     up to 15 percent in expenditures in
     the 2002-03 fiscal year budget.  On
     November 14, 2001, the Governor
     sent a letter to all State departments
     and agencies directing them to
     immediately freeze spending on a list
     of programs and projects with
     budgets totaling almost $2.25 billion,
     pending action by the Legislature.  In
     February 2002, the Legislature
     enacted legislation adopting these
     cuts for a total savings of $2.2
     billion.  The State Treasurer
     announced in early January 2002 a
     plan to, among other things, have
     amortization of the State's long term
     debt more closely approximate level
     annual debt service costs as
     compared to level annual principal,
     the current practice.  Another
     element of the Treasurer's plan is the
     proposed issuance of refunding debt
     to pay selected maturities of general
     obligation bonds coming due in the
     next few years.

          Future Budgets.  It cannot
     be predicted what actions will be
     taken in the future by the State
     Legislature and the Governor to deal
     with changing State revenues and
     expenditures.  The State budget will
     be affected by national and State
     economic conditions and other
     factors.

          Recent Developments
     Regarding Energy.  In January
     2001, the Governor proclaimed a
     state of emergency to exist in
     California under the California
     Emergency Services Act on the basis
     that the electricity available from
     California's investor-owned utilities
     ("IOUs") was insufficient to prevent
     widespread and prolonged disruption
     of electric service in California.  The
     Governor directed the State
     Department of Water Resources
     ("DWR") to enter into contracts and
     arrangements for the purchase and
     sale of electric power as necessary to
     assist in mitigating the effects of the
     emergency.

          DWR's power supply
     program is designed to cover the
     electricity shortfall until December
     31, 2002.  The Administration and
     the California Public Utilities
     Commission (the "CPUC") are
     developing plans to have the Utilities
     purchase the residential net short
     after DWR is no longer authorized to
     do so.  Alternatively, it is possible
     that the power supply program will
     be extended by legislation or that
     another State agency will be
     authorized to develop a successor
     program.  It is currently proposed
     that a surcharge will be imposed on
     all customers to pay DWR's debt
     service costs, with the result that
     DWR would not be required to
     continue to sell electricity to pay its
     debt service cost.

          The DWR began selling
     electricity to 10 million retail electric customers in California in January
     2001.  The DWR purchases power
     from wholesale suppliers under long-
     term contracts and in short-term and
     spot market transactions.

          The power supply program
     has been financed by unsecured
     interest-bearing loans from the
     General Fund of the State
     aggregating $6.2 billion, secured
     loans from banks and other financial
     institutions aggregating $4.1 billion
     and DWR revenues from power sales
     to customers aggregating $3.7 billion
     through January 31, 2002.

          DWR is authorized to issue
     up to $13.4 billion aggregate
     principal amount of revenue bonds to
     finance and refinance the power
     supply program.  Completion of the
     DWR bond sales has been delayed
     by a number of factors, including
     potential legal challenges.  As of
     June 5, 2002, there was no proposed
     schedule for the sale.  If such bonds
     are not prepaid, the principal of these
     advances will be payable in eleven
     quarterly installments, commencing
     April 30, 2002.  The first of these
     principal payments was made as
     scheduled on April 30, 2002.

          A rate agreement was
     executed by the CPUC and DWR as
     of March 8, 2002, which provides
     for the CPUC to impose bond
     charges and department power
     charges in response to DWR's
     submittal of its revenue requirement
     for its purchases of electricity and its debt service. The CPUC has adopted a decision suspending as of
     September 20, 2001, the right of
     additional customers to elect to
     purchase electricity from suppliers
     other than DWR and the IOUs until
     DWR is no longer a supplier of
     electricity.

          A number of lawsuits have
     been filed concerning various
     aspects of the energy situation.
     These include disputes over rates set
     by the California Public Utilities
     Commission; responsibility for
     electricity and natural gas purchases
     made by the IOUs and the California
     Independent System Operator;
     continuing contractual obligations of
     certain small independent power
     generators; and antitrust and fraud
     claims against various parties.  These
     actions do not seek a judgment
     against the State's General Fund, and
     in some cases, neither the State nor
     the DWR is even a party to these
     actions.  However, adverse rulings in
     certain of these matters may affect
     power costs borne by the DWR
     power supply program described
     above.

          State Indebtedness

          General Obligation
     Bonds.  As of March 1, 2002, the
     State had approximately $24.5
     billion aggregate amount of its
     general obligation bonds
     outstanding.  General obligation
     bond authorizations in an aggregate
     amount of approximately $9.0 billion
     remained unissued as of that date.

          Ratings.  As of June 5,
     2002, the State's general obligation
     bonds were rated A1 by Moody's,
     A+ by Standard & Poor's, and AA
     by Fitch Ratings.  Standard & Poor's
     lowered its rating of the State's
     general obligation bonds from AA to
     A+ in April 2001, citing the
     mounting and uncertain cost to the
     State of the current electrical power
     crisis, as well as its likely long-term
     detrimental effect on the State's
     economy.  During that same month
     Fitch Ratings placed the State's
     general obligation bonds on a
     negative rating watch.  Moody's
     lowered its rating of the State's
     general obligation bonds from Aa2
     to Aa3 in May 2001 because of the
     financial risks associated with the
     energy crisis and trends in the
     broader U.S. and California
     economies, and to A1 in November
     2001, citing the expectation that the
     State's General Fund budget and
     liquidity position will weaken
     substantially over the next eighteen
     months, in light of weakness in the
     technology sector of the State's
     economy, greatly reduced State
     revenue projections and the
     likelihood that the State will have
     great difficulty reaching consensus
     on the necessary fiscal adjustments
     during its upcoming budget session.
     On June 28, 2001, Standard &
     Poor's removed California's debt
     ratings from credit watch and
     affirmed the State's general
     obligation bonds ratings.  It is not
     presently possible to determine
     whether, or the extent to which,
     Moody's, S&P or Fitch Ratings will
     change such ratings in the future.  It
     should be noted that the
     creditworthiness of obligations
     issued by local California issuers
     may be unrelated to the
     creditworthiness of obligations
     issued by the State, and there is no
     obligation on the part of the State to
     make payment on such local
     obligations in the event of default.

          Commercial Paper
     Program.  Pursuant to the terms of
     the bank credit agreement presently
     in effect supporting the general
     obligation commercial paper
     program, not more than $1.5 billion
     of general obligation commercial
     paper notes may be outstanding at
     any time; this amount may be
     increased or decreased in the future.
     As of March 1, 2002, the Finance
     Committees had authorized the
     issuance of up to approximately $3.6
     billion of commercial paper notes; as
     of that date approximately $0.5
     billion aggregate principal amount of
     general obligation commercial paper
     notes was outstanding.

          Lease-Purchase Debt.  In
     addition to general obligation bonds,
     the State builds and acquires capital
     facilities through the use of lease-
     purchase borrowing.  As of March 1,
     2002, the State had approximately
     $6.2 billion of outstanding lease
     purchase debt.

          Non-Recourse Debt.
     Certain State agencies and
     authorities issue revenue obligations
     for which the General Fund has no
     liability.  Revenue bonds represent
     obligations payable from State
     revenue-producing enterprises and
     projects, which are not payable for
     the General Fund, and conduit
     obligations payable only from
     revenues paid by private users of
     facilities financed by the revenue
     bonds.  There are 17 agencies and
     authorities authorized to issue
     revenue obligations (excluding lease-
     purchase debt).  State agencies and
     authorities had $29.7 billion
     aggregate principal amount of
     revenue bonds and notes which are
     non-recourse to the General Fund
     outstanding as of March 1, 2002.

          Cash Flow Borrowings.
     As part of its cash management
     program, the State has regularly
     issued short-term obligations to meet
     cash flow needs.  The State did not
     issue any revenue anticipation notes
     for the 2000-01 fiscal year.  The
     State issued $5.7 billion of 2001-02
     Revenue Anticipation Notes on
     October 4, 2001, to mature on June
     28, 2002.  At the time of the issuance
     of these notes, the State projected
     that there would be sufficient monies
     in the General Fund at June 28,
     2002, including available internal
     borrowings from State special funds,
     to pay the notes even if the General
     Fund did not receive payment of the
     $6.5 billion for money loaned to the
     DWR power supply program
     described below.

          Local Government.  The
     primary units of local government in
     California are the counties, ranging
     in population from 1,200 (Alpine) to
     over 9,900,000 (Los Angeles).
     Counties are responsible for the
     provision of many basic services,
     including indigent healthcare,
     welfare, courts, jails and public
     safety in unincorporated areas.
     There are also about 475
     incorporated cities and thousands of
     other special districts formed for
     education, utility and other services.
     The fiscal condition of local
     governments has been constrained
     since the enactment of "Proposition
     13" in 1978 and later constitutional
     amendments, which reduced and
     limited the future growth of property
     taxes and limited the ability of local
     governments to impose "special
     taxes" (those devoted to a specific
     purpose) without two-thirds voter
     approval.  Counties, in particular,
     have had fewer options to raise
     revenues than many other local
     government entities, and have been
     required to maintain many services.

          Some local governments in
     California have experienced notable
     financial difficulties, including Los
     Angeles County and Orange County,
     and there is no assurance that any
     California issuer will make full or
     timely payments of principal or
     interest or remain solvent.

          On November 5, 1996,
     voters approved Proposition 218,
     entitled the "Right to Vote on Taxes
     Act," which incorporates new
     Articles XIII C and XIII D into the
     California Constitution.  These new
     provisions enact limitations on the
     ability of local government agencies
     to impose or raise various taxes,
     fees, charges and assessments
     without voter approval.

          Constitutional and
     Statutory Limitations; Recent
     Initiatives; Pending Legislation.
     The State is subject to an annual
     appropriations limit imposed by
     Article XIII B of the State
     Constitution (the "Appropriations
     Limit").  The Appropriations Limit
     does not restrict appropriations to
     pay debt service on voter-authorized
     bonds.

          Article XIII B prohibits the
     State from spending "appropriations
     subject to limitation" in excess of the
     Appropriations Limit.
     "Appropriations subject to
     limitation," with respect to the State,
     are authorizations to spend
     "proceeds of taxes," which consist of
     tax revenues, and certain other funds,
     including proceeds from regulatory
     licenses, user charges or other fees to
     the extent that such proceeds exceed
     "the cost reasonably borne by that
     entity in providing the regulation,
     product or service," but "proceeds of
     taxes" exclude most state
     subventions to local governments,
     tax refunds and some benefit
     payments such as unemployment
     insurance.  No limit is imposed on
     appropriations of funds which are
     not "proceeds of taxes," such as
     reasonable user charges or fees and
     certain other non-tax funds.  There
     are various types of appropriations
     excluded from the Appropriations
     Limit.

          The State's Appropriations
     Limit in each year is based on the
     Limit for the prior year, adjusted
     annually for changes in state per
     capita personal income and changes
     in population, and adjusted, when
     applicable, for any transfer of
     financial responsibility of providing
     services to or from another unit of
     government or any transfer of the
     financial source for the provisions of
     services from tax proceeds to non-
     tax proceeds
     .
          The Legislature has enacted
     legislation to implement Article
     XIII B which defines certain terms
     used in Article XIII B and sets forth
     the methods for determining the
     Appropriations Limit.  California
     Government code Section 7912
     requires an estimate of the
     Appropriations Limit to be included
     in the Governor's Budget, and
     thereafter to be subject to the budget
     process and established in the
     Budget Act.

          On November 8, 1988,
     voters of the State approved
     Proposition 98, a combined initiative
     constitutional amendment and statute
     called the "Classroom Instructional
     Improvement and Accountability
     Act." Proposition 98 changed State
     funding of public education below
     the university level and the operation
     of the State appropriations funding,
     primarily by guaranteeing K-14
     schools a minimum share of General
     Fund revenues.  Proposition 98
     permits the Legislature by two-thirds
     vote of both houses, with the
     Governor's concurrence, to suspend
     the K-14 schools' minimum funding
     formula for a one-year period.
     Proposition 98 also contains
     provisions transferring certain State
     tax revenues in excess of the Article
     XIII B limit to K-14 schools.

          Substantially increased
     General Fund revenues in the fiscal
     years 1994-95 through 2000-01 have
     resulted in significant increases in
     the level of Proposition 98
     appropriations budgeted for those
     years.  Since the release of the
     Governor's Budget in January 2001,
     the projected level of revenue
     available to the State for fiscal year
     2001-02 has declined by over 4.7
     billion.  Despite this decline in the
     calculated minimum guarantee, the
     2002-03 Budget fully funds
     enrollment growth and cost of living
     adjustments.

          Because of the complexities
     of Article XIII B, the ambiguities
     and possible inconsistencies in its
     terms, the applicability of its
     exceptions and exemptions and the
     impossibility of predicting future
     appropriations, the Sponsor cannot
     predict the impact of this or related
     legislation on the Bonds in the
     California Trust portfolio.

          Other Constitutional
     amendments affecting State and local
     taxes and appropriations have been
     proposed from time to time.  If any
     such initiatives are adopted, the State
     could be pressured to provide
     additional financial assistance to
     local governments or appropriate
     revenues as mandated by such
     initiatives.  Propositions such as
     Proposition 98 and others that may
     be adopted in the future, may place
     increasing pressure on the State's
     budget over future years, potentially
     reducing resources available for
     other State programs, especially to
     the extent the Article XIII B
     spending limit would restrain the
     State's ability to fund such other
     programs by raising taxes.

          Future Initiatives.  Articles
     XIII A, XIII B, XIII C and XIII D
     were each adopted as measures that
     qualified for the ballot pursuant to
     the State's initiative process.  From
     time to time, other initiative
     measures could be adopted that
     could affect revenues of the State or
     public agencies within the State.

          Pending Litigation.  The
     State of California is a party to
     numerous legal proceedings, many
     of which normally occur in
     governmental operations.  In
     addition, the State is involved in
     certain other legal proceedings that,
     if decided against the State might
     require the State to make significant
     future expenditures or impair future
     revenue sources.  Because of the
     prospective nature of these
     proceedings, it is not presently
     possible to predict the outcome of
     such litigation or estimate the
     potential impact on the ability of the
     State to pay debt service costs on its
     obligations.

     Connecticut Trust

          Connecticut (sometimes
     referred to as the State) is highly
     urbanized, with a 2000 population
     density of 703 persons per square
     mile, as compared to 80 for the
     United States as a whole and 222 for
     the New England region.  More than
     80% of the population resides within
     the State's four largest metropolitan
     areas of Hartford, Waterbury,
     Bridgeport and New Haven.  Per
     capita personal income of the State's
     residents, historically among the
     highest in the nation, increased in
     every year from 1991 to 2000, rising
     from $26,775 to $40,870.  However,
     pockets of significant unemployment
     and poverty exist in several of the
     State's most important cities and
     towns.

          Manufacturing has
     historically been of prime economic
     importance to Connecticut but has
     declined during the last decade.  The
     State's manufacturing sector is
     diversified, with the construction of
     transportation equipment (primarily
     aircraft engines, helicopters and
     submarines) being the dominant
     industry, followed by fabricated
     metals, nonelectrical machinery, and
     electrical machinery.  As a result of
     a rise in employment in service-
     related industries and the decline in
     manufacturing employment,
     manufacturing accounted for only
     15.49% of total nonagricultural
     employment in Connecticut in 2000.
     Defense-related business has
     represented a relatively high
     proportion of the manufacturing
     sector, but reductions in defense
     spending have considerably reduced
     this sector's significance in
     Connecticut's economy.  The
     average annual unemployment rate
     in Connecticut decreased from 6.8%
     in 1991 to 2.3% in 2000.

          At the end of the 1990-1991
     fiscal year, the General Fund had an
     accumulated unappropriated deficit
     of $965,712,000.  For the nine fiscal
     years ended June 30, 2000, the
     General Fund ran operating
     surpluses, based on the State's
     budgetary method of accounting, of
     approximately $110,200,000,
     $113,500,000, $19,700,000,
     $80,500,000, $250,000,000,
     $262,600,000, $312,900,000,
     $71,800,000, and $300,400,000,
     respectively.  The General Fund
     budget for the 2000-2001 fiscal year
     anticipated revenues of
     $11,281,300,000, authorized
     expenditures of $11,280,800,000,
     and projected a surplus of $500,000.
     An unaudited annual report by the
     State Comptroller dated October 22,
     2001, indicated an operating surplus
     of $30,700,000 for the 2000-2001
     fiscal year.

          The State's adopted budget
     for the 2001-2002 fiscal year
     anticipated General Fund revenues of
     $11,894,100,000 and General Fund
     expenditures of $11,894,000,000,
     with an estimated surplus of
     $100,000.  For the 2002-2003 fiscal
     year, the adopted budget anticipated
     General Fund revenues of
     $12,432,000,000 and General Fund
     expenditures of $12,431,400,000,
     with an estimated surplus of
     $600,000.  As of September 30,
     2001, the Comptroller estimated an
     operating deficit for the 2001-2002
     fiscal year of $301,700,000.  At a
     special session of the Connecticut
     General Assembly in November
     2001, called by the Governor to
     respond to the State's projected
     deficit, legislation was enacted to
     reduce deficit projections below 1%
     of anticipated General Fund
     expenditures.  However, tax
     collections in recent months have
     been lower than earlier projected.
     The Comptroller estimated a deficit
     of $244.2 million for the 2001-2002
     fiscal year on April 1, 2002, and then
     estimated a deficit of $779.4 million
     for the same year on June 3, 2002.
     As of May 30, 2002, the Office of
     Policy and Management anticipated
     a budget gap for the 2002-2003 fiscal
     year of $515 million.

          The State's primary method
     for financing capital projects is
     through the sale of general obligation
     bonds.  These bonds are backed by
     the full faith and credit of the State.
     As of October 15, 2001, the State
     had authorized direct general
     obligation bond indebtedness
     totaling $15,879,212,000, of which
     $13,703,922,000 had been approved
     for issuance by the State Bond
     Commission and $11,696,976,000
     had been issued.  As of October 15,
     2001, net State direct general
     obligation bond indebtedness
     outstanding was $7,629,194,000.

          In addition, the State has
     limited or contingent liability on a
     significant amount of other bonds.
     Such bonds have been issued by the
     following quasi-public agencies:  the
     Connecticut Housing Finance
     Authority, the Connecticut
     Development Authority, the
     Connecticut Higher Education
     Supplemental Loan Authority, the
     Connecticut Resources Recovery
     Authority and the Connecticut
     Health and Educational Facilities
     Authority.  Such bonds have also
     been issued by the City of Waterbury
     and the Southeastern Connecticut
     Water Authority.  As of October 15,
     2001, the amount of bonds
     outstanding on which the State has
     limited or contingent liability totaled
     $4,005,700,000.

          The State is obligated to
     various cities and towns under grant
     programs to fund certain school
     construction costs.  As of June 30,
     2001, the State's outstanding
     obligation was $1,277,000,000, and
     the Commissioner of Education
     estimated that future grant
     obligations might total
     $2,269,000,000.

          The State's general
     obligation bonds are rated AA by
     Standard & Poor's and AA by Fitch
     Ratings.  On February 21, 2001,
     Moody's upgraded its ratings of the
     State's general obligation bonds
     from Aa3 to Aa2.

          The State, its officers and
     its employees are defendants in
     numerous lawsuits.  Although it is
     not possible to determine the
     outcome of these lawsuits, the
     State's Attorney General has opined
     that an adverse decision in any of the
     following cases might have a
     significant impact on the State's
     financial position:  (i) an action on
     behalf of all persons with traumatic
     brain injury who have been placed in
     certain State hospitals, and other
     persons with acquired brain injury
     who are in the custody of the
     Department of Mental Health and
     Addiction Services, claiming that
     their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; (ii) litigation involving claims by Indian tribes and alleged
     Indian tribes to portions of the
     State's land area; (iii) an action by
     certain students and municipalities
     claiming that the State's formula for
     financing public education violates
     the State's constitution and seeking a
     declaratory judgment and injunctive
     relief; (iv) an action seeking to
     represent a class of certain Medicaid
     recipients, claiming that the
     Commissioner of the Department of
     Social Services fails to provide them
     adequate access to dental services
     and to adequately compensate
     providers of such services, and
     seeking declaratory and injunctive
     relief plus attorneys' fees and costs;
     (v) actions by several hospitals
     claiming partial refunds of taxes
     imposed on hospital gross earnings
     to the extent such taxes related to
     tangible personal property
     transferred in the provision of
     services to patients; (vi) an action
     against the State and its Attorney
     General by importers and distributors
     of cigarettes previously sold by their
     manufacturers seeking damages and
     injunctive relief relating to business
     losses alleged to result from the 1998
     Master Settlement Agreement
     entered into by most states in
     litigation against the major domestic
     tobacco companies and challenging
     certain related so-called Non
     Participating Manufacturer statutes;
     (vii) an action seeking to represent a
     class of juveniles, claiming that the
     policy of strip searching all juveniles
     arriving at State detention centers is
     unconstitutional, and seeking
     damages, declaratory and injunctive
     relief, attorneys' fees, and costs;
     (viii) an action seeking to represent a
     class of adults, challenging the
     policy or practice of strip searching
     all adult inmates arriving at
     correctional centers, whether or not
     there is a reasonable suspicion of the
     presence of weapons or contraband,
     and seeking damages, declaratory
     and injunctive relief, attorneys' fees,
     and costs; and (ix) an action alleging
     that the Department of Mental
     Retardation violates federal laws by
     maintaining a waiting list for
     Medicaid services of Medicaid-
     eligible persons and by placing
     persons in quasi-institutional settings
     without allowing them to choose
     more integrated community settings,
     and seeking mandatory injunctive
     relief, attorneys' fees, and costs.

          As a result of litigation on
     behalf of black and Hispanic school
     children in the City of Hartford
     seeking "integrated education"
     within the Greater Hartford
     metropolitan area, on July 9, 1996,
     the State Supreme Court directed the
     legislature to develop appropriate
     measures to remedy the racial and
     ethnic segregation in the Hartford
     public schools.  In 1998, the
     Superior Court ordered the State to
     show cause as to whether there had
     been compliance with the Supreme
     Court's ruling, and on March 3,
     1999, it concluded that the State had
     complied but that the plaintiffs had
     not allowed the State sufficient time
     to take additional remedial steps.  On
     December 28, 2000, the plaintiffs
     filed a motion seeking to have the
     Superior Court again monitor the
     State's compliance with the 1996
     Supreme Court decision.  A hearing
     was held in April 2002.  The fiscal
     impact of this matter might be
     significant but is not determinable at
     this time.

          General obligation bonds
     issued by municipalities are payable
     primarily from ad valorem taxes on
     property located in the municipality.
     A municipality's property tax base is
     subject to many factors outside the
     control of the municipality, including
     the decline in Connecticut's
     manufacturing industry.  Certain
     Connecticut municipalities have
     experienced severe fiscal difficulties
     and have reported operating and
     accumulated deficits.  The most
     notable of these is the City of
     Bridgeport, which filed a bankruptcy
     petition on June 7, 1991.  The State
     opposed the petition.  The United
     States Bankruptcy Court for the
     District of Connecticut held that
     Bridgeport had authority to file such
     a petition but that its petition should
     be dismissed on the grounds that
     Bridgeport was not insolvent when
     the petition was filed.  State
     legislation enacted in 1993 prohibits
     municipal bankruptcy filings without
     the prior written consent of the
     Governor.

          In addition to general
     obligation bonds backed by the full
     faith and credit of the municipality,
     certain municipal authorities finance
     projects by issuing bonds that are not
     considered to be debts of the
     municipality.  Such bonds may be
     repaid only from revenues of the
     financed project, the revenues from
     which may be insufficient to service
     the related debt obligations.

          Regional economic
     difficulties, reductions in revenues,
     and increases in expenses could lead
     to further fiscal problems for the
     State, its political subdivisions, and
     its or their authorities and agencies.
     Such problems could result in
     declines, possibly severe, in the
     value of their outstanding
     obligations, increases in their future
     borrowing costs, and impairment of
     their ability to pay debt service on
     their obligations.

     Florida Trust

     Population

          In 1980, Florida was the
     seventh most populous state in the
     U.S.  Florida has grown dramatically
     since then and as of April 1, 2001,
     ranks fourth with an estimated
     population of 16.34 million.

             The U.S. average
             population increase
             since 1990 is about
             1.0% annually, while
             Florida's average
             increase is about
             1.8% annually.

             From 1990 to 2001,
             84% of Florida's
             population growth
             was due to more
             people moving into
             Florida than moved
             out.  The remaining
             16% was due to the
             excess of births over
             deaths.

             Approximately one-
             third of the
             population increase
             due to the net in-
             migration was due to
             people moving to
             Florida from foreign
             countries, and the
             other two-thirds was
             due to people moving
             from other states.

             Approximately 60%
             of Florida's total
             population is at the
             working age (18 -
             64).  This share is not
             expected to increase
             significantly in the
             next decade.

             However, the
             percentage of Florida
             residents aged 85 and
             older was projected to
             increase by 29%
             between 1995 and
             2000 and by another
             23% between 2000
             and 2005.

     Income

             Personal income in
             Florida has been
             growing steadily the
             last decade.

             Florida's real income
             per person has
             tracked closely with
             the U.S. average and
             has tracked above the
             southeast.

             Since 1992, however,
             Florida's real income
             per person has been
             consistently slightly
             below that of the U.S.


          Florida has a
     proportionately greater retirement
     age population than most states.  As
     a result, property income (dividends,
     interest, and rent), and transfer
     payments (for example, Social
     Security and pension benefits) are
     relatively more important sources of
     income to persons residing in
     Florida.  Transfer payments are
     typically less sensitive to the ups and
     downs of the economy than wages
     and salaries and other employment
     income, and, therefore, act as a
     stabilizing force in weak economic
     periods.

          The personal income of
     residents of the various states in the
     U.S. is frequently used to make
     comparisons among the various
     states.  However, using personal
     income to compare Florida to other
     states can be misleading.  Florida's
     personal income is systematically
     underestimated.  Contributions by
     employers to employees' pension,
     profit sharing, and other retirement
     plans are included in personal
     income of that employee while the
     employee is working and earning
     wages and salary.  When those same
     employees retire, to avoid double
     accounting, retirement payments to
     them from those retirement plans are
     excluded in computing personal
     income.  Florida retirees are more
     likely to be collecting retirement
     benefits that they earned in a state
     other than Florida.  As a result,
     Florida personal income is
     underestimated.

             Florida has no
             personal income tax.

             Florida's real income
             per person in 1999
             was $28,023.

             The U.S. average real
             income per person in
             1999 was slightly
             higher at $28,542.

             Real income per
             person in the
             southeast United
             States in 1999 was
             significantly lower at
             $25,703.

             Florida's real income
             per person is
             forecasted to increase
             3.4% in the fiscal
             year ended June 30,
             2001, and 2.9% in
             the fiscal year ending
             June 30, 2002.

             Total Florida real
             income increased
             3.7% from 1999 to
             2000, and is projected
             to increase 5.1% in
             the fiscal year ended
             June 30, 2001, and
             4.6% in the fiscal
             year ending June 30,
             2002.

             The national
             economic forecast
             indicates slower
             growth during the
             next two fiscal years.
             While the Florida
             economy will also
             slow, it is expected to
             continue
             outperforming the
             U.S. economy.

     Employment

             Since 1990, Florida's
             working age
             population (age 18-
             64) has increased
             approximately 17%,
             while the number of
             employed persons in
             Florida increased
             approximately 20.2%.


             Florida is gradually
             becoming less
             dependent on
             employment related
             to construction,
             agriculture, or
             manufacturing, and
             more dependent on
             employment related
             to trade and services.

             In 1998, 13 of the 20
             public companies in
             Florida generating the
             most revenue were
             Fortune 500
             companies with
             headquarters in
             Florida.

          In 1998, services
     constituted 36% and trade
     constituted 25.5% of Florida's total
     non-farm jobs.  The U.S., however,
     continues to have a greater
     percentage of manufacturing jobs
     than Florida.  Manufacturing jobs
     tend to pay higher wages, but service
     jobs can also pay well and tend to be
     less sensitive to swings in the
     business cycle.  Florida has a
     concentration of manufacturing jobs
     in high-tech and high value-added
     sectors, such as electrical and
     electronic equipment, as well as
     printing and publishing.  These type
     of manufacturing jobs tend to be less
     cyclical.

             From 1990 to 1994,
             Florida's
             unemployment rate
             was consistently
             slightly higher than
             that of the U.S.

             From 1994 to 1997,
             Florida's
             unemployment rate
             was generally below
             that of the U.S.

             In 1998, Florida's
             unemployment rate
             was again very
             slightly above that of
             the U.S.

             In 1999, 2000 and
             2001, Florida's
             unemployment rate
             once again fell below
             the U.S.
             unemployment rate.

             It is estimated that
             Florida's
             unemployment rate
             will be 4.3% in the
             fiscal year ending
             June 30, 2002.

          Florida's economy is
     expected to grow at a slow rate along
     with the U.S., but is expected to out
     perform the U.S. as a whole.

             Total non-farm
             employment in
             Florida is expected to
             increase 3.8% for the
             fiscal year ended June
             30, 2001, and 2.8%
             for the fiscal year
             ending June 30, 2002.

             Trade and services,
             the two largest
             employment sectors,
             currently account for
             more than half of the
             total non-farm
             employment in
             Florida.

             Employment in the
             service sectors should
             experience an
             increase of 6.7% for
             the fiscal year ended
             June 30, 2001, while
             growing 4.7% for the
             fiscal year ending
             June 30, 2002.  Trade
             is expected to expand
             2.6% for the fiscal
             year ended June 30,
             2001, and 2.3% for
             the fiscal year ending
             June 30, 2002.<fn>

             The service sector is
             now Florida's largest
             non-farm
             employment
             category.

     Construction

          In the past, Florida's
     economy has been highly dependent
     on the construction industry and
     construction related manufacturing.
     This dependency has declined in
     recent years as a result of continued
     diversification of Florida's economy.
     For example, in 1973, total contract
     construction employment as a share
     of total non-farm employment was
     about 10%, in the late 1980's, the
     share had edged downward to 7.5%,
     and in 1998, the share was only
     5.2%.  This trend is expected to
     continue as Florida's economy
     continues to diversify.

          While recent federal tax
     reforms reducing capital gains
     realized on the sale of homes may
     increase the purchases of second,
     preretirement homes in Florida,
     single and multi-family private
     housing starts in Florida are
     projected to slow over the next two
     years.

             There were 162,600
             single and multi-
             family housing starts
             in 1999-2000.  The
             number of starts is
             expected to fall to a
             combined total of
             143,700 units in
             2000-2001.  Starts
             should slightly
             recover the following
             year, gaining 146,100
             units.

             Total construction
             expenditures in
             Florida are forecasted
             to increase 1.6% for
             the fiscal year ended
             June 30, 2001, and
             increase 2.7% for the
             fiscal year ending
             June 30, 2002.

     Tourism

          Tourism is one of Florida's
     most important industries.
     Approximately 48.7 million tourists
     visited Florida in 1998.  Florida's
     tourist industry over the years has
     become more sophisticated,
     attracting visitors year-round and, to
     a degree, reducing its seasonality.
     Due in large part to the fact that
     Florida does not have a state
     individual income tax, tourists in
     Florida are, in essence, additional
     residents for purposes of determining
     Florida tax revenues.

     Revenues and Expenses

          Estimated General Revenue
     plus Working Capital Funds
     available to Florida for the fiscal
     year ended June 30, 2002, total
     $19,573.4 million.  Of the total
     General Revenue plus Working
     Capital Funds available to Florida,
     $18,671.3 million of that is
     Estimated Revenues.  With effective
     General Revenues plus Working
     Capital Funds appropriations at
     $19,267.2 million, including $46.9
     million transferred to the Budget
     Stabilization Fund, unencumbered
     reserves for the fiscal year ended
     June 30, 2002, were $306.2 million.
     Estimated General Revenue plus
     Working Capital Funds available to
     Florida for the fiscal year ending
     June 30, 2003, total $20,060.9
     million, a 2.5% increase over the
     fiscal year ended June 30, 2002.  The
     $19,492.5 million in Estimated
     Revenues represents an increase of
     4.4% over the previous year's
     Estimated Revenues.

          General Revenues and
     Expenses

          For the fiscal year ended
     June 30, 2000, approximately 67%
     of Florida's total direct revenue to its four operating funds was derived from Florida taxes and fees, with Federal grants and other special revenue accounting for the balance.
     The large majority of Florida
     General Revenue Funds available to
     Florida for the fiscal year ended June
     30, 2000, were made up of the
     following taxes:

             Sales and use tax
             73%

             Corporate income tax
               7%

             Intangible personal
             property tax   3%

             Estate tax   4%

             Documentary stamp
             tax   2%
          During the same fiscal year
     ended June 30, 2000, the large
     majority of expenditures from
     Florida's General Revenue Fund
     were as follows:

             Health and social
             concerns   37%

             Education   27%

             Government   11%

          Florida Sales and Use Tax

          Florida's sales and use tax
     (6%) currently accounts for Florida's
     single largest source of tax receipts.
     Slightly less than 10% of Florida's
     sales and use tax is designated for
     local governments.  In addition to
     this money from the State of Florida,
     local governments may (by a vote of
     the residents) assess a 0.5% or a
     1.0% discretionary sales surtax
     within their county.

             With the exception of
             the tax on gasoline
             and special fuels, the
             receipts from the
             sales and use tax are
             credited to either the
             General Revenue
             Fund, the Solid Waste
             Management Trust
             Fund, or to local
             governments.
             Legislation was
             enacted in 2000
             which provides that
             2.25% of sales tax
             receipts are to be
             deposited in the
             Revenue Sharing
             Trust Fund for
             Counties in lieu of
             intangible personal
             property taxes which
             were so distributed
             under prior law.

             For the fiscal year
             ended June 30, 2001,
             Florida sales and use
             tax receipts
             (exclusive of the tax
             on gasoline and
             special fuels) credited
             to the General
             Revenue Fund totaled
             $13,945.7 million, an
             increase of 1.2% over
             the fiscal year ended
             June 30, 2000,
             collections.

             For the fiscal year
             ended June 30, 2000,
             Florida sales and use
             tax receipts
             (exclusive of the tax
             on gasoline and
             special fuels) credited
             to the Conservation
             and Recreational
             Lands Trust Fund
             totaled $46.0 million,
             an increase of 3.1%
             over the fiscal year
             ended June 30, 1999,
             collections.
             For the fiscal year
             ended June 30, 2000,
             Florida sales and use
             tax receipts
             (exclusive of the tax
             on gasoline and
             special fuels) credited
             to local governments
             totaled $1,264.1
             million, an increase
             of 8.4% over the
             fiscal year ended June
             30, 1999, collections.


          Alcoholic Beverage Tax

          Florida imposes an
     alcoholic beverage, wholesale tax
     (excise tax) on beer, wine, and
     liquor.  This tax is one of Florida's
     major tax sources.  The surcharge on
     alcoholic beverages sold for
     consumption on premises was
     reduced by the 1999 Legislature.
     This reduction is expected to reduce
     collections by $30.3 million in the
     fiscal year ended June 30, 2000, and
     $37.4 million in the fiscal year ended
     June 30, 2001.  Approximately 88%
     of the revenues collected from this
     tax are deposited into Florida's
     General Revenue Fund.

             Receipts from the
             alcoholic beverage
             tax and liquor license
             fees that were
             credited to the
             General Revenue
             Fund totaled $523.3
             million for the fiscal
             year ended June 30,
             2001, a decrease of
             6.0% from the fiscal
             year ended June 30,
             2000.

          Corporate Income Tax

          Florida imposes an income
     tax on corporations.  All receipts of
     the corporate income tax are credited
     to the General Revenue Fund.

             For the fiscal year
             ended June 30, 2001,
             corporate income tax
             totaled $1,344.8
             million, a decrease of
             4.4% from the fiscal
             year ended June 30,
             2000.

          Documentary Stamp Tax

          Florida imposes a
     documentary stamp tax on deeds and
     other documents relating to realty,
     corporate shares, bonds, certificates
     of indebtedness, promissory notes,
     wage assignments, and retail charge
     accounts. The receipts from the
     documentary stamp tax are credited
     mainly to various trust funds.  For
     the fiscal year ended June 30, 2000,
     only 7.56% of these taxes were
     deposited to the General Revenue
     Fund.

             For the fiscal year
             ended June 30, 2001,
             receipts from
             documentary stamp
             tax collections that
             were credited to the
             General Revenue
             Fund totaled $479.2
             million, an increase
             of 5.6% from the
             fiscal year ended June
             30, 2000.

          Intangible Personal
     Property Tax

          Florida imposes an annual
     intangible personal property tax on
     stocks, bonds, including bonds
     secured by liens on Florida real
     property, notes, governmental
     leaseholds, interests in limited
     partnerships registered with the
     Securities and Exchange
     Commission, and certain other
     intangibles not secured by a lien on
     Florida real property.  The annual
     rate of tax is currently 1 mill (a mill
     is $1.00 of tax per $1,000.00 of
     property value).  Florida also
     imposes a non-recurring tax on
     mortgages and other obligations
     secured by liens on Florida real
     property.  The rate of the non-
     recurring tax was reduced as of
     January 2000, from 2 mills to 1.5
     mills, and a further reduction to 1
     mill was effective January 2001.
     The rate reduction is expected to
     reduce general revenues by $202.3
     million for the fiscal year ended June
     30, 2001, and by $252.7 million for
     the fiscal year ending June 30, 2002.
     After reduction for administrative
     costs incurred by the Florida
     Department of Revenue, 66.5% of
     the receipts from the intangible
     personal property tax are distributed
     to the General Revenue Fund and the
     remaining 33.5% are distributed to
     the County Revenue Sharing Trust
     Fund.

             For the fiscal year
             ended June 30, 2001,
             receipts from
             intangible personal
             property tax
             collections that were
             credited to the
             General Revenue
             Fund totaled $660.8
             million, an increase
             of 14.2% from the
             fiscal year ended June
             30, 2000.

          Estate Tax

          Florida imposes an estate
     tax on the estate of a decedent for the
     privilege of transferring property at
     death.  The estate tax is limited by
     the Florida Constitution to an
     amount equal to the aggregate credit
     or deduction allowable against an
     estate's federal or other state tax
     liability.  Therefore, an elimination
     or reduction of the federal estate tax
     could significantly reduce the
     revenue from the Florida estate tax.
     All receipts of the estate tax are
     credited to the General Revenue
     Fund.

             For the fiscal year
             ended June 30, 2001,
             receipts from this tax
             were $767.1 million,
             a decrease of 1.5%
             over the fiscal year
             ended June 30, 2000.


          Communications Services
     Tax

          On October 1, 2001, a
     unified tax on communications
     services became effective.  The new
     communications services tax
     replaces previous gross receipts and
     municipal utilities taxes and
     franchise fees and was designed to
     be revenue neutral.

          Lottery

          Florida began its own
     lottery in 1988.  Florida law requires
     that lottery revenues be distributed
     50% to the public in prizes, at least
     38.0% for use in enhancing
     education, and no more than 12.0%
     for costs of administering the lottery.


             Lottery ticket sales
             for the fiscal year
             ended June 30, 2000,
             totaled an estimated
             $2,266.5 million,
             providing education
             with approximately
             $861.2 million.

     Tobacco Litigation Award to
     Florida

          Florida's 1997 tobacco
     litigation settlement, as amended in
     1998, is expected to exceed $11
     billion over a 25 year period.  The
     settlement anticipates that Florida
     will use the proceeds for children's
     healthcare coverage and other health-
     related services, to reimburse Florida
     for medical expenses it has incurred,
     and for mandated improvements in
     enforcement efforts against the sale
     of tobacco products to minors.  A
     portion of the settlement funds have
     been deposited in the Lawton Chiles
     Endowment Fund as a continuing
     source of funding for services to
     children and elders, and for
     biomedical research.  As of June 30,
     2000, the value of the Lawton Chiles
     Endowment Fund was approximately
     $1,182 million.

     Debt-Balanced Budget
     Requirement

          At the end of the fiscal year
     ended June 30, 2000, Florida had
     outstanding about $9,516 million in
     principal amount of debt secured by
     its full faith and credit.  Since then,
     the State has issued about
     $407.7 million in principal amount
     of full faith and credit bonds.

          Florida's Constitution and
     statutes require that Florida not run a
     deficit in its budget, as a whole, or in any separate fund within its budget.
     Rather, its budget and funds must be
     kept in balance from currently
     available revenues each fiscal year.
     If the Governor or Comptroller
     believes a deficit will occur in any
     fund, by statute, he must certify his
     opinion to the Administrative
     Commission, which then is
     authorized to reduce all Florida
     agency budgets and releases by a
     sufficient amount to prevent a deficit
     in any fund.  Additionally, the
     Florida Constitution prohibits
     Florida from borrowing by issuing
     bonds to fund its operations.

     Litigation

          Currently under litigation
     are several issues relating to Florida
     actions or Florida taxes that put at
     risk a portion of General Revenue
     Fund monies.  There is no assurance
     that any of such matters, individually
     or in the aggregate, will not have a
     material adverse affect on Florida's
     financial position.  A brief summary
     of these matters follows.

          Nathan M. Hameroff,
     M.D., et al. v. Agency for
     Healthcare Administration, et al.

                       This is a class
          action suit, wherein the
          plaintiffs challenged the
          constitutionality of
          Florida's Public Medical
          Assistance Trust Fund
          annual assessment on net
          operating revenue of free
          standing out-patient
          facilities offering
          sophisticated radiology
          services.  The case went to
          trial October 3 4, 2000.
          On February 5, 2001, the
          trial court ruled that Florida
          Statute 395.705 was
          unconstitutional and
          disallowed further
          assessments.  A future
          hearing will be held to
          determine the plaintiffs'
          remedy.  The potential
          refund liability for such
          suits could total
          approximately
          $125 million.

          Savona, et al. v. Agency for
     Health Care Administration

                        The plaintiffs seek
          reimbursement of
          differential between
          Medicare and Medicaid
          rates for dual-enrolled
          eligibles.  The case was
          settled on October 6, 2000.
          A total of $95 million will
          be paid by the Agency for
          Health Care Administration
          over three years subject to
          legislative approval.  The
          State's share would be 45
          percent of the $95 million.


          State Contracting and
     Engineering Corp. v. Florida
     Department of Transportation, et.
     al.

                      State Contracting
          and Engineering Corp.
          (SCEC) holds a patent on a
          Value Engineering Change
          Proposal (VECP).  SCEC
          claims that the Department
          of Transportation owes
          SCEC royalties and
          compensation for other
          damages involving the
          Department's use of the
          VECP design.  The case
          could be set for trial in the
          spring or summer of 2001.
          If the State is unsuccessful
          in its actions, potential
          losses could range from
          $30 to $60 million.

     Deficit Fund Equity

          The Special Disability Trust
     Fund has a deficit fund balance of
     approximately $1.5 billion.  This
     deficit is the result of claims expense
     over net assessment revenue.

          The Sawgrass Expressway
     Broward County Local Fund has
     deficit retained earning of
     approximately $20.9 million
     resulting from the remaining unpaid
     Sawgrass bonded debt.

          The Transportation
     Disadvantaged Trust Fund has a
     deficit fund balance of
     approximately $2.4 million as a
     cumulative result of transportation
     disadvantaged program expenditures
     over program revenues.

          The St. Lucie County
     Expressway Authority has a deficit
     fund balance of approximately
     $2.8 million primarily as a result of
     a prior period adjustment to
     recognize obligations payable to the
     Department of Transportation for
     advances to the Authority for
     operations and current year
     advances.

          The Tampa-Hillsborough
     County Expressway Authority has a
     deficit retained earning of
     approximately $24.7 million
     primarily as a result of an obligation
     to Hillsborough County for the use
     of county gasoline taxes for debt
     service.

     Bond Ratings

          Florida maintains a bond
     rating of Aa2, AA+, and AA from
     Moody's Investors Service, Standard
     & Poors Corporation and Fitch
     Ratings, respectively, on all of its
     general obligation bonds.  While
     these ratings and some of the
     information presented above indicate
     that Florida is in satisfactory
     economic health, there can be no
     assurance that there will not be a
     decline in economic conditions or
     that particular Florida Municipal
     Obligations purchased by the Fund
     will not be adversely affected by any
     such changes.

     Information

          The sources for the
     information presented above include
     official statements and financial
     statements of the State of Florida.
     While the Sponsor has not
     independently verified this
     information, the Sponsor has no
     reason to believe that the information
     is not correct in all material respects.

     September 11, 2001

          The information contained
     herein has not been adjusted to
     reflect the events of September 11,
     2001.  Governor Jeb Bush called a
     special session of the Florida
     Legislature that commenced on
     October 22, 2001, for the sole and
     exclusive purpose of considering the
     reductions to the appropriations from
     the general revenues for the fiscal
     year ending June 30, 2002, that are
     needed to deal with the anticipated
     decline in revenue in the aftermath of
     the September 11, 2001, terrorist
     attacks.


     Maryland Trust

          The Public indebtedness of
     the State of Maryland (the "State")
     and its instrumentalities is divided
     into three general types.  The State
     issues general obligation bonds for
     capital improvements and for various
     State projects to the payment of
     which the State ad valorem property
     tax is exclusively pledged.  In
     addition, the Maryland Department
     of Transportation issues for
     transportation purposes its limited,
     special obligation bonds payable
     primarily from specific, fixed-rate
     excise taxes and other revenues
     related mainly to highway use.
     Certain authorities issue obligations
     payable solely from specific non-tax,
     enterprise fund revenues and for
     which the State has no liability and
     has given no moral obligation
     assurance.

          General obligation bonds of
     the State are authorized and issued
     primarily to provide funds for State-
     owned capital improvements,
     including institutions of higher
     learning, and the construction of
     locally owned public schools.  Bonds
     have also been issued for local
     government improvements,
     including grants and loans for water
     quality improvement projects and
     correctional facilities, to provide
     funds for repayable loans or outright
     grants to private, non-profit cultural
     or educational institutions, and to
     fund certain loan and grant
     programs.

          The Maryland Constitution
     prohibits the contracting of State
     debt unless it is authorized by a law
     levying an annual tax or taxes
     sufficient to pay the debt service
     within 15 years and prohibiting the
     repeal of the tax or taxes or their use
     for another purpose until the debt is
     paid.  As a uniform practice, each
     separate enabling act which
     authorizes the issuance of general
     obligation bonds for a given object
     or purpose has specifically levied
     and directed the collection of an ad
     valorem property tax on all taxable
     property in the State.  The Board of
     Public Works is directed by law to
     fix by May 1 of each year the precise
     rate of such tax necessary to produce
     revenue sufficient for debt services
     requirements of the next fiscal year,
     which begins July 1.  However, the
     taxes levied need not be collected if
     or to the extent that funds sufficient
     for debt services requirements in the
     next fiscal year have been
     appropriated in the annual State
     budget.  Accordingly, the Board in
     annually fixing the rate of property
     tax after the end of the regular
     legislative session in April, takes
     account of appropriations of general
     funds for debt service.

          In the opinion of counsel,
     the courts of Maryland have
     jurisdiction to entertain proceedings
     and power to grant mandatory
     injunctive relief to (i) require the
     Governor to include in the annual
     budget a sufficient appropriation to
     pay all general obligation bond debt
     service for the ensuing fiscal year;
     (ii) prohibit the General Assembly
     from taking action to reduce any
     such appropriation below the level
     required for that debt service;
     (iii) require the Board of Public
     Works to fix and collect a tax on all
     property in the State subject to
     assessment for State tax purposes at
     a rate and in an amount sufficient to
     make such payments to the extent
     that adequate funds are not provided
     in the annual budget; and
     (iv) provide such other relief as
     might be necessary to enforce the
     collection of such taxes and payment
     of the proceeds of the tax collection
     to the holders of general obligation
     bonds, pari passu, subject to the
     inherent constitutional limitations
     referred to below.

          It is also the opinion of
     counsel that, while the mandatory
     injunctive remedies would be
     available and while the general
     obligation bonds of the State are
     entitled to constitutional protection
     against the impairment of the
     obligation of contracts, such
     constitutional protection and the
     enforcement of such remedies would
     not be absolute.  Enforcement of a
     claim for payment of the principal of
     or interest on the bonds would be
     subject to the provisions of any
     statutes that may be constitutionally
     enacted by the United States
     Congress or the Maryland General
     Assembly extending the time for
     payment or imposing other
     constraints upon the enforcement.

          There is no general debt
     limit imposed by the Maryland
     Constitution or public general laws,
     but a special committee created by
     statute annually submits to the
     Governor an estimate of the
     maximum amount of new general
     obligation debt that prudently may
     be authorized.  Although the
     committee's responsibilities are
     advisory only, the Governor is
     required to give due consideration to
     the committee's findings in
     preparing a preliminary allocation of
     new general debt authorization for
     the next ensuing fiscal year.

          Consolidated
     Transportation Bonds are limited
     obligations issued by the Maryland
     Department of Transportation, the
     principal of which must be paid
     within 15 years from the date of
     issue, for highway, port, transit, rail
     or aviation facilities or any
     combination of such facilities.  Debt
     service on Consolidated
     Transportation Bonds is payable
     from those portions of the excise tax
     on each gallon of motor vehicle fuel
     and the motor vehicle titling tax, all
     mandatory motor vehicle registration
     fees, monitor carrier fees, and the
     corporate income tax as are credited
     to the Maryland Department of
     Transportation, plus all departmental
     operating revenues and receipts.
     Holders of such bonds are not
     entitled to look to other sources for
     payment.

          The Maryland Department
     of Transportation also issues its
     bonds to provide financing of local
     road construction and various other
     county transportation projects and
     facilities.  Debt service on these
     bonds is payable from the
     subdivisions' share of highway user
     revenues held to their credit in a
     special State fund.

          The Maryland
     Transportation Authority operates
     certain highway, bridge and tunnel
     toll facilities in the State. The tolls and other revenues received from these facilities are pledged as security for revenue bonds of the Authority issued under and secured by a trust agreement between the Authority and a corporate trustee.

          Certain other
     instrumentalities of the State
     government are authorized to borrow
     money under legislation which
     expressly provides that the loan
     obligations shall not be deemed to
     constitute a debt or a pledge of the
     faith and credit of the State.  The
     Community Development
     Administration of the Department of
     Housing and Community
     Development, the Board of Trustees
     of St. Mary's College of Maryland,
     the Maryland Environmental
     Service, the Board of Regents of the
     University of Maryland System, the
     Board of Regents of Morgan State
     University, and the Maryland Food
     Center Authority have issued and
     have outstanding bonds of this type.
     The principal of and interest on
     bonds issued by these bodies are
     payable solely from various sources,
     principally fees generated from use
     of the facilities or enterprises
     financed by the bonds.

          Under a Comprehensive
     Plan of Financing, as amended, of
     the Maryland Stadium Authority, the
     Authority is authorized to finance the
     acquisition and construction of sports
     facilities at a site within the City of
     Baltimore.  Currently, the Stadium
     Authority operates Oriole Park at
     Camden Yards which opened in
     1992.  The Authority's financings
     are lease-backed revenue
     obligations, payment of which is
     secured by, among other things, an
     assignment of revenues to be
     received under a lease of the sports
     facilities from the Authority to the
     State of Maryland; rental payments
     due from the State under that lease
     will be subject to annual
     appropriation by the Maryland
     General Assembly.  In October 1993,
     the Stadium Authority entered into
     an agreement to implement a
     synthetic fixed rate refinancing of
     the Sports Facility Bonds using a
     combination of variable rate
     refunding obligations and forward
     interest rate exchange agreements.
     In accordance with that agreement,
     the Stadium Authority issued its
     $17,850,000 Sports Facilities Lease
     Revenue Bonds, Series 1989C, and
     issued its $121,000,000 Sports
     Facilities Lease Revenue Refunding
     Bonds in December 1999, to refund
     its Sports Facilities Lease Revenue
     Bond Series 1989D.

          The Stadium Authority
     currently operates PSINET Stadium,
     which opened in 1998.  In
     connection with construction of that
     facility, the Stadium Authority sold
     $87.565 million in lease-backed
     revenue bonds on May 1, 1996.  The
     proceeds from the bonds, along with
     cash available from State lottery
     proceeds, investment earnings, and
     other sources will be used to pay
     project design and construction
     expenses of approximately $229
     million.  The bonds are solely
     secured by an assignment of
     revenues received under a lease of
     the project from the Stadium
     Authority to the State.  In June 1998,
     the Stadium Authority entered into
     an agreement to implement a
     synthetic fixed rate refinancing of
     the Football Lease-Back Revenue
     Bonds using a combination of
     variable rate refunding obligations
     and forward interest rate exchange
     agreements.  On December 15, 1997,
     the Stadium Authority issued
     $4,640,000 in Sports Facilities Lease
     Revenue Bonds, Series 1997.  The
     proceeds from these Bonds were
     used toward the construction of the
     Ravens Football Stadium.

          The Stadium Authority has
     also been assigned responsibility for
     constructing an expansion of the
     Convention Centers in Baltimore
     City and Ocean City and
     construction of a conference center
     in Montgomery County.  The
     Baltimore Convention Center
     expansion cost $167 million and is
     being financed through a
     combination of funding from
     Baltimore City, Stadium Authority
     revenue bonds, and State general
     obligation bonds.  The Ocean City
     Convention Center expansion cost
     $33.2 million and is being financed
     through a matching grant from the
     State to Ocean City and a
     combination of funding from Ocean
     City and the Stadium Authority.  The
     Montgomery County Conference
     Center cost $33.5 million and was
     financed through a combination of
     funding from Montgomery County
     and the Stadium Authority.

          The Stadium Authority is
     also authorized to provide
     development and construction of the
     Hippodrome Theatre as part of
     Baltimore City's West Side
     Development.  The cost of
     renovating the theatre is projected to
     be $56,000,000 and is being financed
     by various sources.

          The Water Quality
     Revolving Loan Fund is
     administered by the Water Quality
     Financing Administration in the
     Department of the Environment.
     The Fund may be used to provide
     loans, subsidies and other forms of
     financial assistance to local
     government units for wastewater
     treatment projects as contemplated
     by the 1987 amendments to the
     federal Water Pollution Control Act.
     The Administration is authorized to
     issue bonds secured by revenues of
     the Fund, including loan repayments,
     federal capitalization grants, and
     matching State grants.

          The University of Maryland
     System, Morgan State University,
     and St. Mary's College of Maryland
     are authorized to issue revenue
     bonds for the purpose of financing
     academic and auxiliary facilities.
     Auxiliary facilities are any facilities
     that furnish a service to students,
     faculty, or staff, and that generate
     income.  Auxiliary facilities include
     housing, eating, recreational,
     campus, infirmary, parking, athletic,
     student union or activity, research
     laboratory, testing and any related
     facilities.

          Although the State has
     authority to make short-term
     borrowings in anticipation of taxes
     and other receipts up to a maximum
     of $100 million, in the past it has not
     issued short-term borrowings.
     However, the State has issued certain
     obligations in the nature of bond
     anticipation notes for the purpose of
     assisting several savings and loan
     associations in qualifying for federal
     insurance and in connection with the
     assumption by a bank of the deposit
     liabilities of an insolvent savings and
     loan association.

          The State has financed the
     construction and acquisition of
     various facilities through conditional
     purchase, sale-leaseback, and similar
     transactions.  All of the lease
     payments under these arrangements
     are subject to annual appropriation
     by the Maryland General Assembly.
     In the event that appropriations are
     not made, the State may not be held
     contractually liable for the payments.

          Local Subdivision Debt.
     The counties and incorporated
     municipalities in Maryland issue
     general obligation debt for general
     governmental purposes.  The general
     obligation debt of the counties and
     incorporated municipalities is
     generally supported by ad valorem
     taxes on real estate, tangible personal
     property and intangible personal
     property subject to taxation.  The
     issuer typically pledges its full faith
     and credit and unlimited taxing
     power to the prompt payment of the
     maturing principal and interest on
     the general obligation debt and to the
     levy and collection of the ad valorem
     taxes as and when such taxes
     become necessary in order to provide
     sufficient funds to meet the debt
     service requirements.  The amount of
     debt which may be authorized may
     in some cases be limited by the
     requirements that it not exceed a
     stated percentage of the assessable
     base upon which taxes are levied.

          In the opinion of counsel,
     the issuer may be sued in the event
     that it fails to perform its obligations under the general obligation debt to the holders of the debt, and any judgments resulting from such suits would be enforceable against the issuer. Nevertheless, a holder of the debt who has obtained any such judgment may be required to seek additional relief to compel the issuer to levy and collect such taxes as may be necessary to provide the Funds from which a judgment may be paid.
     Although there is no Maryland law
     on this point, it is the opinion of
     counsel that the appropriate courts of
     Maryland have jurisdiction to
     entertain proceedings and power to
     grant additional relief, such as a
     mandatory injunction, if necessary,
     to enforce the levy and collection of
     such taxes and payment of the
     proceeds of the collection of the
     taxes to the holders of general
     obligation debt, pari passu, subject
     to the same constitutional limitations
     on enforcement, as described above,
     as apply to the enforcement of
     judgments against the State.

          Local subdivisions,
     including counties and municipal
     corporations, are also authorized by
     law to issue special and limited
     obligation debt for certain purposes
     other than general governmental
     purposes.  The source of payment of
     that debt is limited to certain
     revenues of the issuer derived from
     commercial activities operated by the
     issuer, payment made with respect to
     certain facilities or loans and any
     funds pledged for the benefit of the
     holders of the debt.  That special and
     limited obligation debt does not
     constitute a debt of the State, the
     issuer or any other political
     subdivision of either within the
     meaning of any constitutional or
     statutory limitation.  Neither the
     State nor the issuer or any other
     political subdivision of either is
     obligated to pay the debt or the
     interest on the debt except from the
     revenues of the issuer specifically
     pledged to the payment of the debt.
     Neither the faith and credit nor the
     taxing power of the State, the issuer
     or any other political subdivision of
     either is pledged to the payment of
     the debt.  The issuance of the debt is
     not directly or indirectly or
     contingently an obligation, moral or
     other, of the State, the issuer or any
     other political subdivision of either
     to levy any tax for its payment.

          Special Authority Debt.
     The State and local governments
     have created several special
     authorities with the power to issue
     debt on behalf of the State or local
     government for specific purposes,
     such as providing facilities for non-
     profit healthcare and higher
     educational institutions, facilities for the disposal of solid waste, funds to finance single family and low-to-moderate income housing, and similar purposes. The Maryland
     Health and Higher Educational
     Facilities Authority, the Northeast
     Maryland Waste Disposal Authority,
     the Housing Opportunities
     Commission of Montgomery
     County, and the Housing Authority
     of Prince George's County are some
     of the special authorities which have
     issued and have outstanding debt of
     this type.

          The debts of the authorities
     issuing debt on behalf of the State
     and the local governments are
     limited obligations of the authorities
     payable solely from and secured by
     a pledge of the revenues derived
     from the facilities or loans financed
     with the proceeds of the debt and
     from any other funds and receipts
     pledged under an indenture with a
     corporate trustee.  The debt does not
     constitute a debt, liability or pledge
     of the faith and credit of the State or
     of any political subdivision or of the
     authorities.  Neither the State nor any
     political subdivision thereof nor the
     authorities shall be obligated to pay
     the debt or the interest on the debt
     except from such revenues, funds
     and receipts.  Neither the faith and
     credit nor the taxing power of the
     State or of any political subdivision
     of the State or the authorities is
     pledged to the payment of the
     principal of or the interest on such
     debt.  The issuance of the debt is not
     directly or indirectly an obligation,
     moral or other, of the State or of any
     political subdivision of the State or
     of the authority to levy or to pledge
     any form of taxation whatsoever, or
     to make any appropriation, for their
     payment.  The authorities have no
     taxing power.

     Massachusetts Trust

          General.  The following
     description highlights some of the
     more significant financial
     information regarding the
     Commonwealth of Massachusetts
     (the "Commonwealth").

          State Budget and
     Revenues.  The Commonwealth's
     operating fund structure satisfies the
     requirements of state finance law and
     is in accordance with GAAP.  The
     General Fund and those special
     revenue funds which are
     appropriated in the annual state
     budget receive most of the non-bond
     and non-federal grant revenues of the
     Commonwealth.  They do not
     include the capital projects funds,
     into which the proceeds of
     Commonwealth bonds are deposited.
     The three principal budgeted
     operating funds are the General
     Fund, the Highway Fund and the
     Local Aid Fund.  Expenditures from
     these three funds generally account
     for approximately 93% of total
     expenditures of the budgeted
     operating funds.

          Generally, funds for the
     Commonwealth's programs and
     services must be appropriated by the
     Legislature.  The Commonwealth's
     fiscal year ends June 30.  The
     Massachusetts Constitution requires
     that the Governor recommend to the
     Legislature a budget which contains
     a statement of all proposed
     expenditures of the Commonwealth
     for the fiscal year, including those
     already authorized by law, and of all
     taxes, revenues, loans and other
     means by which such expenditures
     are to be defrayed.  By statute, the
     Legislature and the Governor must
     approve a balanced budget for each
     fiscal year, and no supplementary
     appropriation bill may be approved
     by the Governor if it will result in an
     unbalanced budget.  However, this is
     a statutory requirement that may be
     superseded by an appropriation act.

          By statute, the
     Commonwealth maintains a tax
     revenue growth limit for each fiscal
     year equal to the average positive
     rate of growth in total wages and
     salaries in the Commonwealth, as
     reported by the federal government,
     during the three calendar years
     immediately preceding the end of
     such fiscal year.  The limit could
     affect the Commonwealth's ability to
     pay principal and interest on its debt
     obligations.  It is possible that other
     measures affecting the taxing or
     spending authority of Massachusetts
     or its political subdivisions may be
     approved or enacted in the future.
     State tax revenues in fiscal 1995
     through fiscal 2000 were lower than
     the limits set by this statute, and it
     was estimated that tax revenues in
     fiscal 2001 would not reach such
     limit.

          State finance law provides
     for a Stabilization Fund, a Capital
     Projects Fund and a Tax Reduction
     Fund relating to the use of any
     aggregate fiscal year-end surplus in
     the three principal budgeted
     operating funds.  A limitation equal
     to 0.5% of total tax revenues is
     imposed on the amount of any such
     aggregate surplus which may be
     carried forward as a beginning
     balance for the next fiscal year.  For
     any fiscal year for which the
     Comptroller determines on or before
     October 31 of the succeeding fiscal
     year that there is a negative balance
     in the state's capital projects funds,
     the Comptroller may transfer up to
     20% of the remaining year-end
     surplus to a separate Capital Projects
     Fund to be used in lieu of bonds to
     finance capital expenditures.  The
     remainder of any such aggregate
     year-end surplus is reserved in the
     Stabilization Fund, from which funds
     can be appropriated (i) to make up
     any difference between actual state
     revenues and allowable state
     revenues in any fiscal year in which
     actual revenues fall below the
     allowable amount, (ii) to replace
     state and local losses of federal funds
     or (iii) for any event, as determined
     by the Legislature, which threatens
     the health, safety or welfare of the
     people or the fiscal stability of the
     Commonwealth or any of its political
     subdivisions.  Up to 10% of
     budgeted revenues and other
     financial resources pertaining to the
     budgeted funds may now be
     accumulated in the Stabilization
     Fund.  Amounts in excess of that
     limit are to be transferred to a Tax
     Reduction Fund, from which they are
     to be applied to the reduction of
     personal income taxes.

          At the end of each of the
     last five fiscal years, the Legislature
     has mandated extraordinary fund
     transfers that have had the effect of
     using revenues collected in those
     years that would otherwise have
     been surplus.  In addition, the
     Legislature has increased the
     statutory ceiling on Stabilization
     Fund deposits.  By the end of fiscal
     2000, the Stabilization Fund had a
     balance of approximately $1.608
     billion measured against a ceiling of
     approximately $1.657 billion and by
     the end of fiscal year 2001 the
     ending balance for the Stabilization
     Fund totaled approximately $1.715
     billion, which was the ceiling.

          Total spending for fiscal
     2001 totaled approximately $23.1
     billion. In the aggregate for the year, supplemental appropriations for fiscal 2001 were approved in the amount of approximately $1.351 billion. Tax collections for fiscal
     2001 totaled approximately $16.730
     billion, exclusive of the
     unemployment insurance surcharge,
     an increase of approximately $498
     million, or 6.6% actual growth, over
     fiscal 2000.
             The Commonwealth's
     budget for fiscal 2002 totals
     approximately $22.213 billion.  Total
     spending, however, represented by
     the General Appropriation Act for
     fiscal 2002, as supplemented and
     other projected expenditures not yet
     approved by the legislature is
     approximately $23.101 billion.  Due
     to deterioration in tax collections and
     the weakening economy in the
     Commonwealth, on October 25,
     2001, a revised fiscal 2002 tax
     revenue estimate of $14.93 billion, a
     decrease of $750 million, was
     announced.  Reductions in tax
     collections were attributable to a
     combination of economic conditions
     and reductions in tax rates effected
     by an initiative petition offered in
     November 2000 and other tax law
     changes.  In the event that revenue
     and other authorized funds should
     prove insufficient to pay required
     expenditures, a variety of actions
     may be taken under the state
     budgetary process to address the
     shortfall, some of which would not
     require legislative authorization.

          On January 26, 2002, the
     Acting Governor submitted her fiscal
     2003 budget recommendations
     calling for budgeted expenditures of
     approximately $23.5 billion.  After
     accounting for certain adjustments,
     the Acting Governor's budget
     represents a $611 million, or 2.7%
     increase, over projected total fiscal
     2002 expenditures of $22.937
     billion.  The Acting Governor's
     proposal projects using
     approximately $730 million from the
     Stabilization Fund.

          Pension Liabilities.
     Comprehensive pension funding
     legislation approved in January 1988
     and revised in 1997 requires the
     Commonwealth to fund future
     pension liabilities currently and to
     amortize the Commonwealth's
     accumulated unfunded liabilities to
     zero by June 30, 2018.

          The most recent funding
     schedule that has been approved by
     the Legislature was filed by the
     Secretary of Administration and
     Finance on March 1, 2000.  The
     experience studies released by the
     Public Employee Retirement
     Administration Commission in
     October and November 2000
     recommended changes in actuarial
     assumptions.  The net effect in the
     amount of the Commonwealth's
     unfunded actuarial accrued liability
     for the system as of January 1, 2000,
     is estimated to be an increase of
     approximately $657.2 million, from
     approximately $3.513 billion to
     approximately $4.17 billion.
     However, because the net effect of
     the assumptions would be to reduce
     the normal costs of the systems, it is
     estimated that total annual cost for
     the two systems under the funding
     schedules would decrease in the
     aggregate by approximately $79.2
     million.

          The Commonwealth has
     now completed the transition from a
     pay-as-you-go system to an
     actuarially funded system.
     Accordingly, as contemplated by the
     pension funding legislation of 1988,
     amounts required to be appropriated
     in the eleventh and later years of the
     funding schedule need not be
     sufficient to cover the benefit costs
     payable in those years.

          Medicaid Expenditures.
     During fiscal years 1996, 1997,
     1998, 1999 and 2000, Medicaid
     expenditures were $3.416 billion,
     $3.456 billion, $3.666 billion, $3.856
     billion, and $4.305 billion,
     respectively.  The average annual
     growth rate from fiscal 1996 to fiscal
     2000 was 4.73%.  Fiscal 2000
     Medicaid expenditures increased
     approximately 10.7% from fiscal
     1999, and fiscal 2001 spending for
     the current Medicaid program is
     projected to total $4.603 billion, an
     increase of 7.8% over fiscal 2000.

          In June 2000, the federal
     Health Care Financing
     Administration (HCFA) sent a letter
     to nine states, including
     Massachusetts indicating that
     portions of their Medicaid programs
     might be funded with impermissible
     taxes on health care providers, in the
     case of Massachusetts its
     uncompensated care pool.  (The
     Massachusetts Medicaid program is
     50% funded by federal
     reimbursements.)  In 1993,
     Massachusetts had filed a waiver
     relating to the permissibility of the
     Commonwealth's assessment for its
     uncompensated care pool.  The
     waiver has been resubmitted several
     times since 1993.  HCFA has
     indicated that if its final
     determination is not to permit a
     waiver, HCFA would audit the
     Massachusetts uncompensated care
     pool program and seek retroactive
     repayment of federal Medicaid
     reimbursements.  Generally this is
     done by withholding a portion of
     future Medicaid reimbursements to
     the state owing the repayment.  Such
     determination is subject to appeal if
     determined against Massachusetts.
     Through fiscal 2000, Massachusetts
     has received an estimated $1.068
     billion in federal Medicaid
     reimbursements relating to the
     uncompensated car pool since 1993,
     and continues to collect
     approximately $37 million per fiscal
     quarter.  The final determination on
     this matter could take several years
     since it is a national issue.

          Capital Spending.  Since
     fiscal 1992 the Executive Office for
     Administration and Finance has
     maintained a five-year capital
     spending plan, including an
     administrative limit on the amount of
     capital spending to be financed by
     bonds issued by the Commonwealth.
     The policy objective of the Five-
     Year Capital Spending Plan is to
     limit the debt burden of the
     Commonwealth by controlling the
     relationship between current capital
     spending and the issuance of bonds
     by the Commonwealth.  In fiscal
     1992, the annual limit was set at
     approximately $825 million.  During
     fiscal 1995, the limit was raised to
     approximately $900 million and
     during fiscal 1998 to approximately
     $1.0 billion.  Actual bond-financed
     capital expenditures during fiscal
     years 1995, 1996, 1997, 1998 and
     1999 were approximately $902
     million, $909 million, $995 million,
     $1.0 billion, and $1.0 billion,
     respectively.  For fiscal 2000 through
     2004, the plan forecasts total capital
     spending to be financed by
     Commonwealth debt of
     approximately $5 billion in the
     aggregate, which is significantly
     below legislatively authorized capital
     spending levels.  The current plan
     assumes that the projected level of
     capital spending will leverage
     approximately $2.301 billion in
     federal highway funding.
     Legislation enacted in 1997 and
     1998 authorizes the Commonwealth
     to issue $1.5 billion of grant
     anticipation notes in anticipation of
     future federal highway
     reimbursements.  As of January 1,
     2001, the Commonwealth has issued
     approximately $1.499 billion of such
     notes.

          Expenditures on capital
     projects have increased from
     approximately $2.3 billion in fiscal
     year 1997 to approximately $2.75
     billion in fiscal year 2001 and are
     estimated to be $3.15 billion for
     fiscal year 2002.  Transportation
     related spending constitutes the bulk
     of the Commonwealth's capital
     expenditures, accounting for 80% of
     all such expenditures over the last
     several years.  The Central
     Artery/Ted Williams Tunnel project
     has become the single largest part of
     the Commonwealth's capital
     spending, totaling some $6.635
     billion over the last five years,
     increasing from $971 million in
     fiscal year 1997 to $1.257 billion in
     fiscal year 2001.

          As previously mentioned,
     the largest component of the
     Commonwealth's capital program
     currently is the Central Artery/Ted
     Williams Tunnel project, a major
     construction project that is part of the completion of the federal interstate highway system. The magnitude of this project has resulted in the realignment of certain transportation assets in the Commonwealth and the development of additional financing mechanisms to support its completion currently scheduled for
     2005, including payments from the
     Massachusetts Turnpike Authority
     and the Massachusetts Port
     Authority and state borrowing in
     anticipation of future federal
     highway reimbursements.  On
     February 1, 2000, the Massachusetts
     Turnpike Authority revised upward
     by $1.398 billion its estimate of the
     total expenditures expected to be
     required to complete the project.
     Cash outlays from fiscal 2000
     through the completion of the project
     were projected to be approximately
     $5.388 billion rather than the
     previous projection of approximately
     $3.990 billion then and the total
     project expected to require
     expenditures totaling $13.1 billion as
     of that date.

          Commencing on February
     2, 2000, the Federal Highway
     Administration and the Secretary of
     the U.S. Department of
     Transportation began communication
     with the Turnpike Authority
     resulting in examinations and audits
     with respect to the project.  As a
     result of such inquiry, the estimated
     project costs have been increased, a
     new state administrator has been
     appointed and additional oversight
     processes by the Federal Highway
     Administration have been
     implemented.

          On October 23, 2000,
     federal legislation provided that the
     U.S. Secretary of Transportation is to
     withhold obligations of federal funds
     and all project approvals for the
     Central Artery/Ted Williams Tunnel
     project in federal fiscal year 2001
     and thereafter unless the Secretary
     has approved the annual update of
     the project finance plan and
     determines that the Commonwealth
     is in full compliance with certain
     other transportation related
     agreements with the federal
     government.  In addition, the
     legislation limits total federal
     funding of the project to $8.549
     billion.  The Turnpike Authorities
     October 2001 financed plan filed
     with the Federal Highway
     Administration increased the total
     budget cost and contingent estimate
     for the project from $14.075 billion
     estimated in the October 2000
     finance plan to $14.475 billion.  This
     revised finance plan is subject to
     review and approval by the U.S.
     Secretary of Transportation.  The
     pendency of federal approval of this
     finance plan currently is not
     expected to have a substantial impact
     on project cash flow, assuming that
     obligation authority is reinstated
     before the end of the current federal
     fiscal year, September 30, 2002.
     Failure to receive federal approval of
     the finance plan by the end of the
     Commonwealth's fiscal year could
     have other adverse effects.  As noted
     below under "Litigation," the
     Securities and Exchange
     Commission is conducting a formal
     investigation with respect to certain
     representations relating to this
     project made by the Commonwealth
     in a bond prospectus.

          There can be no
     determination at this time as to the
     effect such increased federal
     oversight and requirements may have
     on future federal funding of the
     project, the total expenditures which
     will be required ultimately to
     complete the project, which currently
     will be the financial responsibility of
     the Commonwealth in excess of the
     federal cap, or the date of
     completion.

          On March 20, 2001, the
     Massachusetts Office of the
     Inspector General submitted a report
     to the State Treasurer highly critical
     of the local federal highway
     administration officials overseeing
     the project, asserting that state
     officials knew and did not disclose
     the substantial cost overruns much
     earlier in time than February 2000
     and arguing for removal of the
     federal cap on expenditures for this
     project.  Although the report calls for
     an independent federal investigation
     by Congress into the Federal
     Highway Administration's role in
     financial planning and reporting for
     the project, the result of this report or of any state or federal hearings resulting therefrom cannot be predicted at this time. On April 2, 2001, the Attorney General of the Commonwealth reported that his office was undertaking an investigation of the allegations contained in the Inspector General's report.

          Commonwealth Debt.  The
     Commonwealth is authorized to
     issue three types of debt: general
     obligation debt, special obligation
     debt and federal grant anticipation
     notes.  General obligation debt is
     secured by a pledge of the full faith
     and credit of the Commonwealth.
     Special obligation debt may be
     secured either with a pledge of
     receipts credited to the Highway
     Fund or with a pledge of receipts
     credited to the Boston Convention
     and Exhibition Center Fund.  Federal
     grant anticipation notes are secured
     by a pledge of federal highway
     construction reimbursements.  In
     addition, certain independent
     authorities and agencies within the
     Commonwealth are statutorily
     authorized to issue bonds and notes
     for which the Commonwealth is
     either directly, in whole or in part, or indirectly liable. The
     Commonwealth's liabilities with
     respect to these bonds and notes are
     classified as either (a)
     Commonwealth-supported debt,
     (b) Commonwealth-guaranteed debt
     or (c) indirect obligations.

          The liabilities of the
     Commonwealth with respect to
     outstanding bonds and notes payable
     as of January 1, 2002, totaled
     $15.454 billion.  These liabilities
     consisted of $13.235 billion of
     general obligation debt, $542 million
     of special obligation debt, $1.499
     billion of federal grant anticipation
     notes and $178 million of guaranteed
     debt.

          In January 1990, legislation
     was enacted to impose a limit on
     debt service appropriations in
     Commonwealth budgets beginning
     in fiscal 1991.  The law provides that
     no more than 10% of the total
     appropriations in any fiscal year may
     be expended for payment of interest
     and principal on general obligation
     debt of the Commonwealth.  This
     law may be amended or repealed by
     the Legislature at any time, and may
     be superseded in the annual
     appropriations act for any year.
     From fiscal year 1995 through fiscal
     year 1999, this percentage has been
     below the limits established by this
     law, averaging approximately 5.7%
     per year.  The estimated debt service
     for fiscal 2001 is estimated to fall
     below the limit as well.

          Legislation enacted in
     December 1989 imposes a limit on
     the amount of outstanding direct
     bonds of the Commonwealth.  The
     law provides that the limit for each
     subsequent fiscal year shall be 105%
     of the previous fiscal year's limit.
     Since this law's inception, the limit
     has never been reached.  Not to be
     included in computing the amount of
     the bonds subject to this limit are the
     Commonwealth's outstanding
     special obligation highway revenue
     bonds, its federal grant anticipation
     notes, bonds issued to pay the
     operating notes issued by the
     Massachusetts Bay Transportation
     Authority and by legislation adopted
     in 2000, nor the $1.35 billion of
     bonds to be issued payable from the
     newly created Central Artery and
     Statewide Road and Bridge
     Infrastructure Fund.

          The Commonwealth has
     waived its sovereign immunity and
     consented to be sued under
     contractual obligations including
     bonds and notes issued by it.
     However, the property of the
     Commonwealth is not subject to
     attachment or levy to pay a
     judgment, and the satisfaction of any
     judgment generally requires
     legislative appropriation.
     Enforcement of a claim for payment
     of principal or interest on bonds and
     notes of the Commonwealth may
     also be subject to provisions of
     federal or Commonwealth statutes, if
     any, hereafter enacted extending the
     time for payment or imposing other
     constraints upon enforcement,
     insofar as the same may be
     constitutionally applied.  The United
     States Bankruptcy Code is not
     applicable to states.

          Unemployment.  The
     Massachusetts unemployment rate
     averaged 4.3%, 4.0% and 3.3% in
     calendar years 1996, 1997 and 1998,
     respectively.  The Massachusetts
     unemployment rate in February 2001
     was 2.7% and in December 2001,
     was 4.2%.

          Litigation.  The Attorney
     General of the Commonwealth is not
     aware of any cases involving the
     Commonwealth which in his opinion
     would affect materially its financial
     condition.  However, certain cases
     exist containing substantial claims,
     among which are the following.

          The Commonwealth is
     engaged in various lawsuits
     concerning environmental and
     related laws, including an action
     brought by the United States on
     behalf of the U.S. Environmental
     Protection Agency alleging
     violations of the Clean Water Act
     and seeking to enforce the clean-up
     of Boston Harbor.  The
     Massachusetts Water Resources
     Authority (the "MWRA") has
     assumed primary responsibility for
     developing and implementing a court
     approved plan and time table for the
     construction of the treatment
     facilities necessary to achieve
     compliance with the federal
     requirements.  The MWRA currently
     projects the total cost of construction
     of the wastewater facilities required
     under the court's order, not including
     costs pursuant to the draft combined
     sewer outflow plan ("CSO"), will be
     approximately $3.142 billion in
     current dollars, with approximately
     $131 million to be spent after June
     30, 2000.  With CSO costs, the
     MWRA anticipates spending
     approximately $633 million after that
     date.  Under the Clean Water Act,
     the Commonwealth may be liable for
     any costs of complying with any
     judgment in this case to the extent
     that the MWRA or a municipality is
     prevented by state law from raising
     revenues necessary to comply with
     such a judgment.

          From time to time actions
     are brought against the
     Commonwealth by the recipients of
     governmental services, particularly
     recipients of human services
     benefits, seeking expanded levels of
     services and benefits and by the
     providers of such services
     challenging the Commonwealth's
     reimbursement rates and
     methodologies.  To the extent that
     such actions result in judgments
     requiring the Commonwealth to
     provide expanded services or
     benefits or pay increased rates,
     additional operating and capital
     expenditures might be needed to
     implement such judgments.

          Outside attorneys for the
     Commonwealth have filed a breach
     of contract action against the
     Commonwealth seeking damages in
     the amount of $562 million dollars
     and declaratory and injunctive relief
     based on the Commonwealth's
     alleged failure to comply with a
     contingent attorney's fee agreement
     in connection with the tobacco
     litigation.  The Plaintiff's seek $20
     million dollars from the past tobacco
     settlement payments to the
     Commonwealth and the balance over
     a period of years as a percentage of
     each years receipts of tobacco
     settlement funds.

          In six consolidated cases
     and related potential litigation,
     plaintiffs have made claims for
     alleged increased costs arising from
     differing site conditions and other
     causes of delay on the Central
     Artery/Tunnel Project for which
     there is potential liability in the
     aggregate of $150 million dollars.

          Two cases have been
     brought to force the release of
     appropriate of money to fund the
     new, recently adopted Clean
     Elections Law in the Commonwealth
     for which the total cost is estimated
     to be up to $44 million dollars.

          A class action was brought
     against the Commonwealth seeking
     to enjoin the division of medical
     assistance from recovering Medicaid
     payments from the estates of people
     who died of smoking-related
     illnesses and to pay back such funds
     already recovered.  The relief sought
     by plaintiff would cost the
     Commonwealth more than $100
     million dollars.

          The Department of Medical
     Assistance ("DMA") is also engaged
     in consolidated lawsuits in which
     numerous hospitals seek injunctive
     and declaratory relief from DMA's
     implementation of its prepayment
     and postpayment review programs.
     The hospitals also seek damages
     consisting of the value of all claims
     for payment previously denied by
     DMA under these two review
     programs, where the basis for denial
     was DMA's determination that the
     claims were not medically necessary.
     The Supreme Judicial Court has
     ordered direct appellate review.

          There are several tax cases
     pending which could result in
     significant refunds if taxpayers
     prevail, and there are several large
     eminent domain cases pending
     against the Commonwealth.

          On May 8, 2000, the State
     Treasurer's office was advised that
     the staff of the Securities and
     Exchange Commission is conducting
     a formal investigation in the matter
     of "Certain Municipal
     Securities/Massachusetts Central
     Artery", pursuant to a formal order
     of private investigation issued by the
     Commission.
             See also the last
     paragraph under "Capital Spending"
     on a recent report of the
     Massachusetts Office of the
     Inspector General and a criminal
     investigation related thereto
     commenced by the Massachusetts
     Attorney General.

          Ratings.  The
     Commonwealth's general obligation
     debt is rated at AA-, Aa2 and AA-
     by Standard & Poor's Rating
     Service, Moody's Investors Service,
     Inc. and Fitch Ratings, respectively.

          Ratings may be changed at
     any time and no assurance can be
     given that they will not be revised or
     withdrawn by the rating agencies, if
     in their respective judgments,
     circumstances should warrant such
     action.  Any downward revision or
     withdrawal of a rating could have an
     adverse effect on market prices of
     the state's bonds.


     Minnesota Trust

          Diversity and a significant
     natural resource base are two
     important characteristics of the
     Minnesota (the "State") economy.
     Generally, the structure of the State's
     economy parallels the structure of
     the United States economy as a
     whole.  There are, however,
     employment concentrations in the
     manufacturing categories of
     industrial machinery, instruments
     and miscellaneous, food, paper and
     related industries, and printing and
     publishing.  During the period from
     1980 to 1990, overall employment
     growth in Minnesota lagged behind
     national employment growth, in
     large part due to declining
     agricultural employment.  The rate of
     non-farm employment growth in
     Minnesota exceeded the rate of
     national growth, however, in the
     period of 1990 to 1996, and between
     1996 and 2000 Minnesota and U.S.
     employment expanded at about the
     same rate.  The State's
     unemployment rate continues to be
     substantially less than the national
     unemployment rate, but, during the
     last 10 months, employment and
     wages have declined more rapidly in
     Minnesota than nationally.  Although
     the economic outlook appears to be
     improving, State revenue growth
     typically lags the resumption of
     growth in the economy.  Since 1980,
     Minnesota per capita income
     generally has remained above the
     national average.

          The State relies heavily on
     a progressive individual income tax
     and a retail sales tax for revenue,
     which results in a fiscal system that
     is sensitive to economic conditions.
     The Economic Forecast released by
     the Minnesota Department of
     Finance on February 25, 2002,
     projected, under then current laws, a
     general fund deficit of $2.289 billion
     for the current biennium ending June
     30, 2003.  The deficit was
     attributable primarily to projected
     revenue shortfalls, but projected
     spending increases also were
     projected.  Total General Fund
     expenditures and transfers for the
     biennium were projected to be
     $27.842 billion.  The projected
     deficit did not take into account the
     State's $350 million cash flow
     account, $653 million budget
     reserve, or $158 million tax relief
     account.  Use of the budget reserve
     is not triggered automatically when a
     deficit is forecast.  The Department's
     planning estimates for the biennium
     ending June 30, 2005, which
     previously projected a surplus,
     showed projected spending
     exceeding projected revenues by
     $3.214 billion, under then current
     laws.

          On February 28, 2002, the
     State Legislature passed, over a veto
     by the Governor, an act that reduced
     the projected deficit for the current
     biennium ending June 30, 2003, by
     approximately $1.95 billion,
     primarily by drawing down reserves
     and restricted accounts by
     approximately $1.3 billion.  The act
     cancelled the $653 million budget
     reserve, $195 million of the cash
     flow account, and the tax relief
     account.  The act also made both
     permanent and one-time spending
     reductions, including reductions in
     appropriations to State departments
     and agencies, the University of
     Minnesota, Minnesota State Colleges
     and Universities, and local school
     districts, and the act provides that
     future budget forecasts shall not
     include an allowance for inflation in
     determining future expenditures.
     The Legislature continues to address
     the remaining $336 million deficit
     and projected shortfalls for the
     biennium ending June 30, 2005.
     Proposals include additional
     spending reductions, which may
     include reductions in funding of
     local governmental units, and
     increased taxes.

          The State is party to a
     variety of civil actions that could
     adversely affect the State's General
     Fund.  In addition, substantial
     portions of State and local revenues
     are derived from federal
     expenditures, and reductions in
     federal aid to the State and its
     political subdivisions and other
     federal spending cuts may have
     substantial adverse effects on the
     economic and fiscal condition of the
     State and its local governmental
     units.  Risks are inherent in making
     revenue and expenditure forecasts.
     Economic or fiscal conditions less
     favorable than those reflected in
     State budget forecasts may create
     additional budgetary pressures.
     Department of Finance Forecasts
     have cautioned that the "budget
     reserve remains well below the
     recommended long-term goal of 5
     percent of biennial spending."

          State grants and aids
     represent a large percentage of the
     total revenues of cities, towns,
     counties and school districts in
     Minnesota, so State budgetary
     difficulties may have substantial
     adverse effects on such local
     government units.  Generally, the
     State has no obligation to make
     payments on local obligations in the
     event of a default.  Accordingly,
     factors in addition to the State's
     financial and economic condition
     will effect the creditworthiness of
     Minnesota Bonds that are not backed
     by the full faith and credit of the
     State.  Even with respect to revenue
     obligations, no assurance can be
     given that economic or other fiscal
     difficulties and the resultant impact
     on State and local government
     finances will not adversely affect the
     ability of the respective obligors to
     make timely payment of the
     principal and interest on Minnesota
     Bonds that are held by the Minnesota
     Trust or the value or marketability of
     such obligations.

          Certain Minnesota tax
     legislation and possible future
     changes in federal and State income
     tax laws, including rate reductions,
     could adversely affect the value and
     marketability of Minnesota Bonds
     and the Minnesota Trust's units.  See
     "Taxes - Minnesota Trust."


     Missouri Trust

          The following discussion
     regarding constitutional limitations
     and the economy of the State of
     Missouri  (the "State") is included
     for the purpose of providing general
     information that may or may not
     affect issuers of the Bonds in
     Missouri.

          In November 1980, the
     voters of Missouri adopted a tax
     limitation amendment to the
     constitution of the State of Missouri
     (the "Amendment").  The
     Amendment prohibits increases in
     local taxes, licenses, or fees by
     political subdivisions without
     approval of the voters of such
     political subdivision.  The
     Amendment also limits the growth in
     revenues and expenditures of the
     State to the rate of growth in the total personal income of the citizens of Missouri. The limitation may be exceeded if the General Assembly declares an emergency by a two-thirds vote. The Amendment did not limit revenue growth at the state level in fiscal 1982 through 1994 with exception of fiscal 1984.
     However, for fiscal years
     1995 1999, total state revenues
     exceeded allowable increases in
     taxes.  In early 1998, the state of
     Missouri returned approximately
     $383 million in previously collected
     taxes for fiscal years 1995 and 1996
     to Missouri taxpayers.  In late 1998,
     the state of Missouri returned
     approximately $324 million in
     previously collected taxes for fiscal
     year 1997 to Missouri taxpayers.  In
     late 1999, the state of Missouri
     returned approximately $167 million
     in previously collected taxes for
     fiscal year 1998 to Missouri
     taxpayers.  In late 2000, the State of
     Missouri returned approximately
     $98.8 million in previously collected
     taxes for fiscal year 1999 to Missouri
     taxpayers.  Total state revenues did
     not exceed allowable increases in
     taxes in 2000 and so there was no
     refund of previously collected taxes
     for fiscal year 2000.  No
     announcement has been made
     concerning possible refunds of
     previously collected taxes for fiscal
     year 2001 to Missouri taxpayers.

          The economy of Missouri is
     diverse and includes manufacturing,
     retail and wholesale trade,
     services,agriculture, tourism and
     mining.  According to the Economic
     and Policy Analysis Research Center
     at the University of Missouri at
     Columbia, real per capita personal
     income in Missouri, adjusted for
     inflation, is projected to increase
     2.9% during 2002.  Missouri General
     Fund Revenues are currently
     projected to increase by 1.5% for the
     2002 fiscal year.  According to the
     Missouri Department of Labor and
     Industrial Relations, the
     unemployment rate in Missouri for
     November 2001 was 4.3% compared
     to 3.2% in November 2000 and 4.0%
     in October 2001.  There can be no
     assurance that the general economic
     conditions or the financial
     circumstances of Missouri or its
     political subdivisions will not
     adversely affect the market value of
     the Bonds or the ability of the
     obligor to pay debt service on such
     Bonds.

          Currently, Moody's
     Investors Service rates Missouri
     general obligation bonds "Aaa" and
     Standard & Poor's Corporation rates
     Missouri general obligation bonds
     "AAA."  Although these ratings
     indicate that the State of Missouri is
     in relatively good economic health,
     there can be, of course, no assurance
     that this will continue or that
     particular bond issues may not be
     adversely affected by changes in the
     State or local economic or political
     conditions.

          The foregoing information
     constitutes only a brief summary of
     most of the general factors which
     may impact certain issuers of Bonds
     and does not purport to be a
     complete or exhaustive description
     of all adverse conditions to which
     the issuers of obligations held by the
     Missouri Trust are subject.
     Additionally, many factors including
     national economic, social and
     environmental policies and
     conditions, which are not within the
     control of the issuers of the Bonds,
     could affect or could have an adverse
     impact on the financial condition of
     the State and various agencies and
     political subdivisions located in the
     State.  It is not possible to predict
     whether or to what extent such
     factors or other factors may affect
     the issuers of the Bonds, the market
     value or marketability of the Bonds
     or the ability of the respective issuers of the Bonds acquired by the Missouri Trust to pay interest on or principal of the Bonds.


     Nebraska Trust

          Nebraska's Economy.
     Approximately 1,713,000 people live
     in Nebraska.  About four-fifths of
     Nebraskans live in the eastern third
     of the state.  The economy of
     western Nebraska continues to
     revolve around crop and livestock
     production, although food processing
     and other types of manufacturing are
     becoming more prevalent.  Eastern
     Nebraska, which includes the Omaha
     metropolitan area with about
     721,000 people and Lincoln with
     about 236,000 residents, has a more
     diversified economy.  The economy
     of eastern Nebraska includes food
     processing, general manufacturing,
     insurance, financial services, health
     services, telemarketing, data
     processing, education, government
     and a large military base in the
     Omaha metropolitan area.  The
     economy of the state as a whole is
     vulnerable to downturns in crop and
     livestock prices, reductions in
     government farm subsidies, changes
     in interest rates and decisions at the
     federal level.  Any one of these
     factors, or other developments could
     adversely affect any, or all issues of
     Nebraska tax-exempt securities.

          The Nebraska Department
     of Labor's preliminary numbers for
     December 2001 indicate that the
     civilian annual average
     unemployment rate was 3.4% as
     compared to 2.8% in February 2001.
     Nebraska's unemployment rate
     remained below the national average
     of 4.8% for the same period.

          Work Force Employment.
     The Nebraska non-farm work force
     increased to a monthly average of
     903,986 jobs in December 2001, or a
     0.3% decrease from December 2000.
     The service sector was the leading
     non-farm job sector at 259,500 jobs,
     or 28.5% of total jobs in 2001.  In
     2001, the Nebraska trade sector
     averaged 216,300 jobs, an increase
     of 0.1% from the previous year.  The
     number of manufacturing jobs,
     which represented 13% of non-farm
     employment, decreased 4% in 2001
     compared to 2000.  The average
     number of manufacturing jobs was
     117,400 with 48% in the durable
     goods subsector and 52% in the non-
     durable goods subsector.  The
     transportation, communications and
     utilities sector provided an average
     of 57,000 jobs per month in 2001, a
     2.7% decrease from 2000.  The
     finance, insurance and real estate
     sector is an important job category in
     Nebraska, primarily because of the
     large banks and insurance companies
     located in Omaha and Lincoln.  In
     2000, the number of jobs in that
     sector averaged 601,050 per month,
     down 0.8% from the previous year.
     Government jobs represented 17.4%
     of total non-farm payroll jobs in
     2001 compared to 17% in 2000.

          Labor Force and
     Unemployment.  Preliminary
     numbers from the state Department
     of Labor show the Nebraska labor
     force totaled 930,900 in December
     2001, or 1.5% less than a year
     earlier.  In December 2001,
     Department of Labor data show the
     Nebraska seasonally adjusted
     unemployment rate was 3.4%,
     compared to the national average of
     5.6%.

          Job Growth.  The Nebraska
     growth in non-farm payroll
     employment has generally been
     positive in recent months and years.
     From December 1999 to December
     2000, preliminary state Department
     of Labor data indicate that Nebraska
     non-farm payroll jobs increased by
     20,156.

          Income.  Historically,
     Nebraska's per capita income has
     been below the U.S. average.  In
     1991, Nebraska per capita income
     was 91.8% of the national average;
     in 2001, it was 93.9%.

          Population.  With
     Nebraska's economic gains in recent
     years have come population
     increases through positive net
     migration.  Reversing a period of net
     out-migration from 1974 to 1990, an
     estimated 48,267 more people
     moved to Nebraska than left between
     1990 and 1999.  Natural increases
     (births exceeding deaths) also helped
     boost the state's total population
     from the 1,578,417 people counted
     by 1990 Census to an estimated
     1,713,235 people in 2001.  A 2000
     county-level population estimate
     shows growth in 40 of Nebraska's 93
     counties between 1990 and 2000
     compared to only ten counties
     between 1980 and 1990.
             Nebraska's
     Developments Relating to Property
     Taxation.  The validity of
     Nebraska's system of assessing and
     taxing real and personal property for
     support of local political
     subdivisions which had been the
     subject of numerous court challenges
     and a constitutional amendment in
     the early 1990s has appeared to
     stabilize.

     New Jersey Trust

          Prospective investors
     should consider the recent financial
     difficulties and pressures which the
     State of New Jersey (the "State") and
     certain of its public authorities have
     undergone.

          The State's economic base
     is diversified, consisting of a variety
     of manufacturing, construction and
     service industries, supplemented by
     rural areas with selective commercial
     agriculture.

          Pursuant to the State
     Constitution, no money may be
     drawn from the State Treasury
     except for appropriations made by
     law.  In addition, all monies for the
     support of State purposes must be
     provided for in one general
     appropriation law covering one and
     the same fiscal year.

          In addition to the
     Constitutional provisions, the New
     Jersey statutes contain provisions
     concerning the budget and
     appropriation system.  Under these
     provisions, each unit of the State
     requests an appropriation from the
     Director of the Division of Budget
     and Accounting, who reviews the
     budget requests and forwards them
     with his recommendations to the
     Governor.  The Governor then
     transmits his recommended
     expenditures and sources of
     anticipated revenue to the legislature,
     which reviews the Governor's
     Budget Message and submits an
     appropriations bill to the Governor
     for his signature by July 1 of each
     year.  At the time of signing the bill,
     the Governor may revise
     appropriations or anticipated
     revenues.  That action can be
     reversed by a two-thirds vote of each
     House.  No supplemental
     appropriation may be enacted after
     adoption of the act, except where
     there are sufficient revenues on hand
     or anticipated, as certified by the
     Governor, to meet the appropriation.
     Finally, the Governor may, during
     the course of the year, prevent the
     expenditure of various
     appropriations when revenues are
     below those anticipated or when he
     determines that such expenditure is
     not in the best interest of the State.

          Calendar year 2000 marked
     the 8th consecutive year of economic
     expansion in New Jersey.
     Employment within the State
     increased by 2.5% in 2000, resulting
     in an increase of more than 95,000
     jobs.  This was the 4th consecutive
     year that employment gains
     exceeded 75,000.  Employment
     gains were primarily spread across
     the service producing industries with
     particularly strong growth in
     wholesale and retail trade (22,100).
     The engineering-consulting-research
     sector and the computer-data
     processing services sector accounted
     for 17,800 of 48,100 job gains in the
     services sub-sector.

          With strong labor market
     conditions, New Jersey's personal
     income increased at a pace of 7.3%
     in 2000, substantially stronger than
     the 4.9% rate in 1999.  The State
     economy also experienced a retail
     sales growth of almost 9%, lower
     than the 1999 rate.  Low inflation,
     approximately 3%, continues to
     benefit New Jersey consumers and
     businesses.  Low interest rates have
     supported spending on housing and
     other consumer durables.  In 2000,
     home building decreased slightly
     from the level of 1999, which was an
     11-year high.  New vehicle
     registrations grew 10% in 2000 to
     the highest level since 1986.  New
     Jersey's unemployment rate fell
     below 4.0% in 2000, a rate which
     was below the national rate.

          Economic performance in
     calendar year 2001 through June has
     moderated from the peak levels of
     2000 as New Jersey parallels the
     national slowdown.  Employment
     growth has steadily trended
     downward since mid-2000.  The
     average annual rate of
     unemployment growth for the first
     half of 2001 is 1.2%.  The
     unemployment rate has edged back
     up to 4% compared to 3.75% for
     2000.  Personal income growth for
     the first half of 2001 is estimated to
     be 6.6% compared to the revised
     2000 rate of 8.3%.  Housing starts
     are at an annual rate of 32,000 units,
     down about 5% from the 2000 rate.
     New vehicle registrations in 2001 are
     about 10% below those for the first
     half of 2000.

          A slower growing national
     economy and the recent national and
     State gubernatorial election make it
     unclear as to what changes in
     national economic or fiscal policy
     will be implemented that will impact
     the State's economy significantly in
     the forecast period.  However,
     uncertainties in the international
     economy are likely to remain due to
     oil price and currency issues.
             Other areas of concern
     include the volatility in the stock
     market, possible significant shifts in
     consumer and investor confidence,
     unstable and potentially deflationary
     international economic conditions
     and the prospect of leaner profits for
     U.S. corporations.  In addition, the
     restructuring of major industries will
     continue due to cost containment,
     globalization of competition and
     deregulation concerns.

          Prior to the events of
     September 11, 2001, it had been
     anticipated that the slowdown
     experienced in 2001 would stabilize
     by the end of the year leading to
     relatively low but positive growth
     rates for most 2001 economic
     indicators.  It was anticipated that
     moderate positive growth would
     resume early in 2002 and continue.
     However, given the many economic
     and civic uncertainties unleashed by
     the events of September 11 and the
     reactions to those events, it is not
     possible to provide a revised forecast
     at this time.  The State and the nation
     may experience further contraction
     of the economy and any expected
     2002 recovery may be delayed as
     consumers, investors, and businesses
     cautiously assess the events of the
     next few months.  The State is
     unable at this time to evaluate the
     extent to which the events of
     September 11, 2001, will affect the
     State's economy and future State
     budgets.

          The New Jersey outlook is
     based on expected national economic
     performance and on recent State
     strategic policy actions aimed at
     infrastructure improvements,
     effective education and training of
     New Jersey's work force and those
     maintaining a competitive business
     environment.  Investments in each of
     these policy areas are critical in
     maintaining the long-term health of
     the State's economy.

          New Jersey has a
     Constitutional provision that requires
     the State to maintain a balanced
     budget.  The State operates on a
     fiscal year beginning July 1 and
     ending June 30.  For example,
     "Fiscal Year 2002" refers to the
     State's fiscal year beginning July 1,
     2001, and ending June 30, 2002.
     Changes in economic activity in the
     State and the nation, consumption of
     durable goods, corporate financial
     performance and other factors that
     are difficult to predict may result in
     actual collections for Fiscal Year
     2002 being more or less than
     forecasted.  The State is bound,
     however, by the constitutional
     requirement that no appropriations
     law may be enacted if the amount of
     money appropriated therein, together
     with all other prior appropriations
     made for the same Fiscal Year,
     exceeds the total amount anticipated
     revenues available therein, together
     with all other prior appropriations
     made for the same Fiscal Year, as
     certified by the Governor.  The
     General Fund is the fund into which
     all State revenues not otherwise
     restricted by statute are deposited
     and from which appropriations are
     made.  The largest part of the total
     financial operations of the State is
     accounted for in the General Fund,
     which includes revenues received
     from taxes and unrestricted by
     statute, most federal revenues and
     certain miscellaneous revenue items.
     The appropriations act provides the
     basic framework for the operation of
     the General Fund.  The undesignated
     General Fund balance at year end for
     Fiscal Year 1997 was $281 million,
     for Fiscal Year 1998, $228 million,
     for Fiscal Year 1999, $276 million
     and for Fiscal Year 2000, $188
     million.  For Fiscal Year 2001, the
     balance at year end in the
     undesignated General Fund is
     estimated to be $198 million and for
     Fiscal Year 2002, $299 million.

          State Aid to Local
     Governments is the largest portion of
     Fiscal Year 2002 appropriations.  In
     Fiscal Year 2002, $9,148.1 million
     of the State's proposed
     appropriations consist of funds
     which are distributed to
     municipalities, counties and school
     districts.  The largest recommended
     State Aid appropriation, in the
     amount of $7,259.3 million, is
     provided for local elementary and
     secondary education programs.  Of
     this amount, $3,080.3 million is for
     core curriculum standards; $330.6
     million is for early childhood aid;
     $429.1 million is Abbott v. Burke
     Parity Remedy aid; $303.8 million is
     for pupil transportation aid; $896.4
     million is for special education;
     $97.0 million is for nonpublic school
     aid; and $140.9 million is for debt
     service on school bonds.  Other
     significant amounts are $251.8
     million for supplemental core
     curriculum standards aid and $199.5
     million for demonstrably effective
     program aid.  In addition, $905.7
     million is appropriated on behalf of
     school districts as the employers'
     share of the social security and
     teachers' pensions and benefits
     programs.

          Recommended
     appropriations to the State
     Department of Community Affairs
     ("DCA") total $976.0 million in
     State Aid monies for Fiscal Year
     2002.  Consolidated Municipal
     Property Tax Relief Aid is
     recommended in the amount of
     $831.6 million.  In addition, there is
     $17.4 million recommended for
     housing programs, $33.8 million for
     the municipal block grant program,
     and $25.0 million for extraordinary
     aid.

          Appropriations
     recommended for the State
     Department of the Treasury total
     $520.5 million in State Aid monies
     for Fiscal Year 2002.  The principal
     programs funded by these
     appropriations are aid to county
     colleges ($203.9 million); the cost of
     senior citizens, disabled and veterans
     property tax deductions and
     exemptions ($81.4 million); $23.0
     million for debt service for county
     investments in solid waste
     management facilities.  Also, $182.0
     million is recommended for school
     renovations and construction funded
     by a portion of the increased
     cigarette tax ($50.0 million), lottery
     proceeds ($62.0 million), Tobacco
     Settlement Funds ($65.5 million) and
     earnings on the Fund for Free Public
     Schools ($4.5 million).

          The second largest portion
     of appropriations in Fiscal Year 2002
     is for grants-in-aid.  These represent
     payments to individuals or public or
     private agencies for benefits to
     which a recipient is entitled to by
     law, or for provision of services on
     behalf of the State.  The amount
     recommended in Fiscal Year 2002
     for grants-in-aid is $7,463.7 million.

          $2,970.8 million is
     recommended for programs
     administered by the State
     Department of Human Services.  Of
     that amount, $1,749.0 million is for
     medical services provided under the
     Medicaid program, $390.5 million is
     for community programs for the
     developmentally disabled, $244.5
     million is for community programs
     for the mentally ill, $298.9 million is
     for grant programs administered by
     the Division of Youth and Family
     Services and $277.6 million is for
     welfare reform and homeless
     services.

          $971.1 million is
     recommended for programs
     administered by the Department of
     Health and Senior Services.  Of that
     amount, $222.0 million is for
     medical services for the aged, $411.0
     million is for pharmaceutical
     assistance to the aged and disabled,
     $131.9 million is for hospital charity
     care and KidCare, $70.8 million is
     for the Lifeline Program, $48.3
     million is for addiction and AIDS
     Services and $28.9 million is for
     other programs for the aged (e.g.,
     ElderCare).

          $1,255.4 million is
     recommended to the Department of
     the Treasury.  Included in this
     amount are the Homestead Rebate
     program ($482.6 million), NJ Saver
     ($607.4 million), which provides
     property tax relief to homeowners
     and renters, the senior and disabled
     citizen property tax freeze ($10.6
     million), and the New Jersey
     Commission on Science and
     Technology ($22.7 million).

          $260.0 million is
     recommended for the State
     Department of Transportation for bus
     and railroad subsidies.

          $908.8 million is
     recommended for State colleges and
     universities.  Other higher education
     appropriations are $363.1 million for
     various grant programs including
     $219.4 million for student financial
     assistance, $25.5 million to support
     independent colleges and
     universities, $39.2 million for debt
     service for the Dormitory Safety
     Trust Fund, the Equipment Leasing
     Fund, the Higher Education
     Facilities Trust Fund and the Higher
     Education Technology Infrastructure
     Fund and $26.9 million for debt
     service on the Higher Education
     Capital Improvement Program.

          $90.1 million is
     recommended for the Department of
     Corrections.  The largest items of
     appropriation in this Department are
     $16.0 million for payments to county
     penal facilities to house State
     inmates and $62.5 million for the
     purchase of community services.

          $557.0 million is
     recommended for programs
     administered by the Department of
     Human Services.  Of that amount,
     $413.9 million is appropriated for
     mental health and developmentally
     disabled programs, including the
     operation of six psychiatric
     institutions ($207.7 million) and
     seven developmental centers ($171.6
     million).

          $27.3 million is
     recommended for administration of
     the Medicaid program; $15.8 million
     for administration of the various
     income maintenance programs,
     including Work First New Jersey;
     and $63.9 million for the Division of
     Youth and Family Services, which
     protects the children of the State
     from abuse and neglect.

          $57.7 million is
     recommended to the Department of
     Labor for the administration of
     programs for workers'
     compensation, unemployment and
     temporary disability insurance,
     manpower development and health
     safety inspection.

          $98.1 million is
     recommended for the Department of
     Health and Senior Services for the
     prevention and treatment of diseases,
     alcohol and drug abuse programs,
     regulation of health care facilities,
     the uncompensated care program and
     senior services programs.  $30.0
     million is appropriated for anti-
     smoking programs to be funded from
     monies anticipated to be received
     from the settlement of the litigation
     with the tobacco companies.

          $1,252.1 million is
     recommended for the Department of
     Law and Public Safety ($472.5
     million, including the Juvenile
     Justice Commission) and the
     Department of Corrections ($779.6
     million).  Among the programs
     funded by this recommended
     appropriation are the administration
     of the State's correctional facilities
     and parole activities and the
     investigative and enforcement
     activities of the State Police.

          $232.4 million is
     recommended for the Department of
     Transportation for the various
     programs it administers, such as the
     maintenance and improvement of the
     State highway system and the
     registration and regulation of motor
     vehicles and licensed drivers.

          $222.9 million is
     recommended for the Department of
     Environmental Protection for the
     protection of air, land, water, forest,
     wildlife and shellfish resources and
     for the provision of outdoor
     recreational facilities.

          The primary method for
     State financing of capital projects is
     through the sale of the general
     obligation bonds of the State.  These
     bonds are backed by the full faith
     and credit of the State.  Certain State
     tax revenues and certain other fees
     are pledged to meet the principal and
     interest payments and any
     redemption premium payments,
     required to fully pay the debt.  No
     general obligation debt can be issued
     by the State without prior voter
     approval, except that no voter
     approval is required for any law
     authorizing the creation of a debt for
     the purpose of refinancing all or a
     portion of outstanding debt of the
     State, so long as such law requires
     that the refinancing provide a debt
     service savings.


     New York Trust

          The following represents
     special considerations regarding
     investment in New York municipal
     obligations.  This information
     provides only a brief summary, does
     not purport to be a complete
     description and is largely based on
     information drawn from Official
     Statements relating to securities
     offerings of New York municipal
     obligations available as of the date of
     this Prospectus.  The Sponsor has not
     independently verified the accuracy
     and completeness of the information
     contained in such Official
     Statements.

          There can be no assurance
     that current or future statewide or
     regional economic difficulties, and
     the resulting impact on New York
     State (the "State") or local
     government finances generally, will
     not adversely affect the market value
     of New York Municipal Obligations
     held by the Trust or the ability of
     particular issues to make timely
     payments of debt service on these
     obligations.

     Economic Trends

          Over the long term, the
     State and the City of New York (the
     "City") face serious potential
     economic problems.  The City
     accounts for approximately 41% of
     the State's population and personal
     income, and the City's financial
     health affects the State in numerous
     ways.  The State historically has
     been one of the wealthiest states in
     the nation.  For decades, however,
     the State has grown more slowly
     than the nation as a whole, gradually
     eroding its relative economic
     affluence.  Statewide, urban centers
     have experienced significant changes
     involving migration of the more
     affluent to the suburbs and an influx
     of generally less affluent residents.
     Regionally, the older Northeast cities
     have suffered because of the relative
     success that the South and the West
     have had in attracting people and
     business.  The City also has had to
     face greater competition as other
     major cities have developed financial
     and business capabilities which
     make them less dependent on the
     specialized services traditionally
     available almost exclusively in the
     City.

          The State for many years
     has had a very high State and local
     tax burden relative to other states.
     The State and its localities have used
     these taxes to develop and maintain
     their transportation networks, public
     schools and colleges, public health
     systems, other social services and
     recreational facilities.  Despite these
     benefits, the burden of State and
     local taxation, in combination with
     the many other causes of regional
     economic dislocation, has
     contributed to the decisions of some
     businesses and individuals to
     relocate outside, or not locate within,
     the State.
             Notwithstanding the
     numerous initiatives that the State
     and its localities may take to
     encourage economic growth and
     achieve balanced budgets, reductions
     in federal spending could materially
     and adversely affect the financial
     condition and budget projections of
     the State and its localities.

     New York State

          The New York Economy

          The Division of Budget
     ("DOB") estimates that tens of
     thousands of jobs have been lost or
     displaced from New York, at least
     temporarily, due to the terrorists
     attacks of September 11, 2001.  The
     attacks affected many sectors of the
     economy, including the financial
     sector, which has been the hardest
     hit.  Securities industry profits are
     expected to decline significantly.
     The pace of layoffs and deteriorating
     wages have also caused significant
     risks to the New York economy.  On
     the other hand, the construction
     sector has experience a net gain in
     employment.  On average, State
     employment is expected to have
     experienced modest growth for 2001
     and to decline 1.2 percent for 2002.

          A substantial amount of
     federal aid is projected to flow
     through the State to certain localities
     over the next several years for
     disaster response and reconstruction
     activities related to the September 11
     attacks.  On November 2, 2001, the
     federal government made available
     $700 million in community
     development block grant funds to
     assist New York City businesses
     effected by the disaster and to
     stimulate economic activity.  Further,
     the President, at the request of the
     Governor, has waived any matching
     requirement for the State and City so
     that the federal government will
     provide 100 percent reimbursement
     for the costs of rescue, recovery,
     debris removal and public
     infrastructure repair and
     reconstruction.  This disaster aid is
     projected by DOB to total $1.53
     billion in the current State fiscal year and $3.74 billion in fiscal year
     2002-03.  This aid is expected to
     have a positive economic impact on
     the State and City.

          The 2001-02 State
     Financial Plan (current fiscal year)

          The State generally issues
     quarterly modifications to the cash-
     basis Financial Plan in July, October
     and January, as provided by law.
     These modifications summarize
     actual receipts and disbursements to
     date for each reporting period.  They
     also describe any revisions to the
     forecast of total receipts and
     disbursements for the current fiscal
     year.  The State issued its most
     recent update to the 2001-02
     Financial Plan (the "Financial Plan")
     on January 31, 2002, concurrently
     with the release of the Executive
     Budget for 2002-03.

          On an unaudited basis, the
     State closed the 2001-02 fiscal year
     with a cash balance of $1.03 billion
     in the General Fund, excluding
     amounts on deposit in the refund
     reserve account.  The State had a
     balance of $1.68 billion on deposit in
     the refund reserve account at the end
     of the 2001-02 fiscal year, a decrease
     of $68 million from the level
     projected in the Financial Plan.

          The 2002-03 Fiscal Year
     Executive Budget Forecast

          The Governor presented his
     2002-03 Executive Budget to the
     Legislature on January 22, 2002 and
     on February 21, 2002, the Governor
     submitted amendments to the
     Executive Budget, as authorized by
     the State Constitution.  These
     amendments did not alter the 2002-
     03 General Fund projections for
     receipts and disbursements contained
     in the Executive Budget.  The
     Executive Budget contains financial
     projections for the State's 2001-02
     through 2004-05 fiscal years, a
     detailed economic forecast for
     calendar years 2001 and 2002, and a
     proposed capital program and
     financial plan for the 2002-03
     through 2006-07 fiscal years.

          The Executive Budget
     projects total General Fund receipts
     at $38.85 billion, a decrease of
     $3.58 billion from the current fiscal
     year.  The General Fund is expected
     to include an additional $1.37 billion
     from the current General Fund thus
     bringing 2002-03 total projected
     resources to $40.22, a decrease of
     $1.23 billion from 2001-02.  The
     State expects to end the 2002-03
     fiscal year with a closing General
     Fund balance of $710 million.
     Further, the Executive Budget
     projects General Fund budget gaps
     of $2.8 billion for 2003-04 and $3.3
     billion for 2004-05 fiscal years.

          On March 26, 2002, the
     State Legislature enacted
     appropriations for all State-
     supported, contingent contractual,
     and certain other debt service
     obligations for the entire 2002-03
     fiscal year.  However, the State
     failed to take final action on all other
     Executive Budget recommendations
     by April 1, the start of the 2002-03
     fiscal year.  Legislation was also
     enacted on March 26, 2002 that
     extends certain revenue-raising
     authority and makes interim
     appropriations.  In prior years, the
     State has enacted similar interim
     appropriations to permit the State to
     continue operations until final action
     on the budget.  The Governor and
     Legislative leaders are continuing
     negotiations over the budget for
     fiscal year 2002-03.

          There can be no assurance
     that the Legislature will enact into
     law the Governor's Executive
     Budget, as amended, or that the
     State's adopted budget projections
     will not differ materially and
     adversely from the projections set
     forth above.

          Special Considerations

          The attacks of September
     11 and the national recession are
     expected to have materially adverse
     financial consequences for the State.
     At this point, it is no longer possible
     to separate the impact of the terrorist
     attacks from the national recession,
     but the combined effect of both
     events introduces significant
     uncertainty into the current Financial
     Plan estimates.  In the long term the
     most significant risk is the possible
     loss of important economic activity
     in the State.  A substantial reduction
     in its operations would likely have
     an adverse impact on State tax
     revenues, leading to material
     changes to the Executive Budget
     projections and the State's outyear
     projections of receipts, adding
     further pressure to budget balance in
     future fiscal years.

          Further, on March 9, 2002,
     the President signed economic
     stimulus legislation, which includes
     temporary tax provisions aimed at
     creating redevelopment incentives
     for businesses located in the Liberty
     Zone, the areas surrounding the
     World Trade Center site.  Certain
     components of this package have the
     potential to adversely affect State tax
     revenues.  The most significant
     impact concerns a provision that
     allows expanded expensing of
     investment costs against federal
     taxable income.  Since the State uses
     federal taxable income as the starting
     point for calculating taxable income,
     the provision will adversely impact
     State tax revenues unless the State
     acts to restructure the basis for
     calculating the tax.

          In addition to the recent
     terrorist attacks in New York City,
     many other complex political, social
     and economic forces influence the
     State's economy and finances, which
     may in turn affect the State's
     Financial Plan.  These forces may
     affect the State unpredictably from
     fiscal year to fiscal year and are
     influenced by governments,
     institutions and events that are not
     subject to the State's control.  For
     example, a downturn in the financial
     markets or the wider economy is
     possible, a risk that is heightened by
     recent events, including the events of
     September 11, 2001.  The securities
     industry is more important to the
     New York economy than the
     national economy as a whole,
     potentially amplifying the impact of
     an economic downturn.  A large
     change in stock market performance
     during the forecast horizon could
     result in wage and unemployment
     levels that are significantly different
     from those embodied in the Financial
     Plan forecast.  Merging and
     downsizing by firms, as a
     consequence  of deregulation,
     continued foreign competition or a
     sustained economic downturn, may
     have more significant adverse effects
     on employment than expected.  The
     Financial Plan is also necessarily
     based upon forecasts of national and
     State economic activity.  Economic
     forecasts have frequently failed to
     predict accurately the timing and
     magnitude of changes in the national
     and State economies.

          Ratings

          Standard & Poor's rates the
     State's general obligation bonds AA,
     and Moody's rates the State's
     general obligation bonds A2.  On
     December 19, 2000, Standard &
     Poor's revised its rating on the
     State's general obligation bonds
     from A+ to AA.

     New York City

          Overview

          The City, with a population
     of approximately 8.0 million, is an
     international center of business and
     culture.  Its non-manufacturing
     economy is broadly based, with the
     banking and securities, life
     insurance, communications,
     publishing, fashion design, retailing
     and construction industries
     accounting for a significant portion
     of the City's total employment
     earnings.  Additionally, the City is
     the nation's leading tourist
     destination.  Manufacturing activity
     in the City is conducted primarily in
     apparel and printing.
             For each of the 1981
     through 2001 fiscal years, the City
     has had an operating surplus, before
     discretionary transfers, and achieved
     balanced operating results as
     reported in accordance with then
     applicable generally accepted
     accounting principles ("GAAP"),
     after discretionary transfers.  The
     City has been required to close
     substantial gaps between forecast
     revenues and forecast expenditures
     in order to maintain balanced
     operating results.  There can be no
     assurance that the City will continue
     to maintain balanced operating
     results as required by State law
     without tax or other revenue
     increases or reductions in City
     services or entitlement programs,
     which could adversely affect the
     City's economic base.

          In addition, for its normal
     operations, the City depends on aid
     from the State, both to enable the
     City to balance its budget and to
     meet its cash requirements.  There
     can be no assurance that there will
     not be reductions in State aid to the
     City from amounts currently
     projected; that State budgets will be
     adopted by the April 1 statutory
     deadline, or that interim
     appropriations will be enacted; or
     that any such reductions or delays
     will not have adverse effects on the
     City's cash flow or expenditures.  In
     addition, the federal budget
     negotiation process could result in a
     reduction or delay in the receipt of
     federal grants which could have
     adverse effects on the City's cash
     flow or revenues.

          The Mayor is responsible
     for preparing the City's financial
     plan, including the City's current
     financial plan for the 2002 through
     2005 fiscal years.  The City's
     projections set forth in the financial
     plan are based on various
     assumptions and contingencies
     which are uncertain and which may
     not materialize.  Such assumptions
     and contingencies include the
     condition of the regional and local
     economies, the provision of State
     and federal aid and the impact on
     City revenues and expenditures of
     any future federal or State policies
     affecting the City.
          Implementation of the
     financial plan is also dependent upon
     the City's ability to market its
     securities successfully.  The City's
     program for financing capital
     projects for fiscal years 2002 through
     2005 contemplates the issuance of
     approximately $11.0 billion of
     general obligation bonds and
     approximately $4.0 billion of bonds
     (excluding bond anticipation notes
     and recovery bonds and notes issued
     to pay costs relating to the
     September 11 attacks) to be issued
     by the New York City Transitional
     Finance Authority.  In addition, the
     City issues revenue and tax
     anticipation notes to finance its
     seasonal working capital
     requirements.  Future developments
     concerning the City and public
     discussion of such developments, as
     well as prevailing market conditions,
     may affect the market for
     outstanding City general obligation
     bonds and notes.

          The 2002-05 Financial Plan

          As required by law, the City
     prepares a four-year annual financial
     plan, which is reviewed and revised
     on a quarterly basis and which
     includes the City's capital, revenue
     and expense projections and outlines
     proposed gap-closing programs for
     years with projected budget gaps.
     On December 4, 2001, the City
     released the 2002-05 Financial Plan
     (the "City Financial Plan"), which
     relates to the City and certain entities which receive funds from the City.
     The City Financial Plan projects a
     surplus for the 2002 fiscal year,
     balanced in accordance with GAAP,
     and projects gaps of $3.6 billion,
     $4.0 billion and $3.9 billion for fiscal years 2003 through 2005, respectively, after implementation of a gap-closing program for fiscal year
     2002 proposed in the City Financial
     Plan.  On December 31, 2001, the
     City revised its Financial Plan to
     reflect a slight improvement in its tax
     revenue forecast.  This pattern of
     current year surplus operating results
     and projected subsequent year
     budget gaps has been consistent
     through the entire period since 1982,
     during which the City has achieved
     surplus operating results, before
     discretionary transfers, for each
     fiscal year.

          Special Considerations

          The City Financial Plan is
     based on numerous assumptions,
     including the condition of the City's
     and the region's economies and the
     concomitant receipt of economically
     sensitive tax revenues in the amounts
     projected and is subject to various
     other uncertainties and
     contingencies.   Although the City
     has maintained balanced budgets in
     each of its last twenty-one fiscal
     years, there can be no assurance that
     the gap-closing actions proposed in
     the Financial Plan can be
     successfully implemented or that the
     City will maintain a balanced budget
     in future years without additional
     State aid, revenue increases or
     expenditure reductions.  Additional
     tax increases and reductions in
     essential City services could
     adversely affect the City's economic
     base.

          The economic and financial
     condition of the City may be affected
     by various financial, social,
     economic and other factors which
     could have a material effect on the
     City.  Further, prior to the terrorist
     attacks of September 11, 2001, the
     national and local economy had been
     weakening, reflecting lower business
     investment, increased unemployment
     and, recently a decline in consumer
     confidence.  It is expected that the
     terrorist attacks will have an adverse
     impact on the City and its economy.
     Reduced economic activity is
     expected to lower corporate profits,
     increase job losses and reduce
     consumer spending, which would
     result in reduced personal income
     and sales tax receipts and other
     business tax revenues for the City
     and could negatively affect real
     property values.  The September 11
     attacks increased substantially the
     risk of a recession and a delay in
     recovery.  It is not possible to
     quantify at present with any certainty
     the short-term or long-term adverse
     impact of September 11 on the City
     and its economy, any offsetting
     economic benefits which may result
     from recovery and rebuilding
     activities, and the amount of
     additional resources from federal,
     State, City and other sources which
     will be required.

          Ratings

          On September 13, 2000,
     Standard & Poor's revised its rating
     of City bonds upward to A.
     Moody's rating of City bonds was
     revised in August 2000 to A2 from
     A3.  On November 16, 2001,
     Moody's revised its outlook on City
     bonds to negative from uncertain.
     The revised outlook reflects the
     disruptive effects of the September
     11 attack on the City's economy, the
     effects of the national economic
     recession that evidenced strain on the
     critical financial services sector even
     prior to September 11 and
     projections of resultant current year
     and outyear revenue loss and
     spending increases attributable to
     these events.  On March 8, 1999,
     Fitch Ratings revised its rating of
     City bonds upward to A from A- and
     on September 15, 2000, Fitch
     Ratings revised its rating to A+.
     Moody's, Standard & Poor's and
     Fitch Ratings currently rate the
     City's outstanding general obligation
     bonds A2, A and A+, respectively.

     Litigation

          A number of court actions
     have been brought involving State
     finances.  The court actions in which
     the State is a defendant generally
     involve State programs and
     miscellaneous tort, real property, and
     contract claims.  While the ultimate
     outcome and fiscal impact, if any, on
     the State of those proceedings and
     claims are not currently predictable,
     adverse determinations in certain of
     them might have a material adverse
     effect upon the State's ability to
     carry out the State Financial Plan.

          The City has estimated that
     its potential future liability on
     account of outstanding claims
     against it as of June 30, 2001,
     amounted to approximately $4.2
     billion.

     North Carolina Trust

          The Sponsor believes that
     the information summarized below
     describes some of the more
     significant developments relating to
     Securities of (i) municipalities or
     other political subdivisions or
     instrumentalities of the State of
     North Carolina (the "State") which
     rely, in whole or in part, on ad
     valorem real property taxes and other
     general funds of such municipalities
     or political subdivisions or (ii) the
     State of North Carolina, which are
     general obligations of the State
     payable from appropriations from the
     State's General Fund.  The sources
     of such information include official
     reports from the Department of the
     Treasurer, as well as other publicly
     available documents.  The Sponsor
     has not independently verified any of
     the information contained in such
     official reports, but is not aware of
     any facts which would render such
     information inaccurate.

          State Economic Profile.
     North Carolina has six municipalities
     with populations in excess of
     100,000; one municipality
     (Charlotte) has exceeded 500,000 in
     population.  Approximately sixty-
     seven percent of the State's
     population live inside metropolitan
     areas.  Much of the recent growth in
     urban centers is the result of
     immigration from other states.  In
     2000, the U.S. Census Bureau
     estimated the State's population to
     be approximately 8,049,313, ranking
     North Carolina eleventh in
     population in the nation.

          During 2001, North
     Carolina's economy began to show
     signs of the national economic
     downturn.  Withheld taxes from
     wages and salaries paid by
     employers, which comprise
     approximately 40% of the General
     Fund Revenue base, grew at an
     average annual rate of 7.5% for the
     1995-99 period, and at a rate of 7.2%
     for 2000.  The rate of growth
     dropped to 4.9% for the first quarter
     of 2001, and was approximately
     3.8% and 2.6% for the second and
     third quarters, respectively.  The
     State's outlook depends on two
     features of the State's economy.
     First, continued economic
     diversification means that the State's
     prospects are more in line with the
     national outlook for economic
     recovery.  This diversification is
     illustrated by the fact that in 1970,
     46% of the workforce was employed
     in manufacturing, while the current
     percentage is 18%.  Despite the
     diversification trend, the State's
     economy remains more dependent
     than the national average on
     traditional manufacturing industries
     and thus is more cyclical than the
     national economy.  This leads to
     steeper downturns and stronger
     recoveries.

          As of December 2001,
     nonagricultural wage and salary
     employment in North Carolina
     accounted for approximately
     3,960,800 jobs.  The largest
     nonagricultural segment of jobs was
     the service industry, employing
     approximately 1,062,600.  The
     second largest nonagricultural
     segment of jobs was the
     approximately 912,600 persons
     employed in trade. The United States
     Department of Labor estimates that
     as of December 2001, North
     Carolina ranked tenth among the
     states in nonagricultural
     employment, eighth in construction
     employment, eighth in
     manufacturing employment, eleventh
     in trade, and thirteenth in services.

          The North Carolina
     Employment Security Commission
     estimated the State's seasonally-
     adjusted unemployment rate in
     December 2001 to be 6.3 % of the
     labor force; the nationwide rate was
     5.8%.  During the period from 1990
     to 2001, per capita income in North
     Carolina grew from  $17,295 to
     $27,875, an increase of
     approximately 61%.

          In 2000, agricultural income
     (excluding farm forest products) was
     $7,857 million.  This places North
     Carolina ninth in the nation in
     agricultural income. Tobacco
     production is the leading source of
     agricultural crop income in the State,
     accounting for approximately 11.5%
     of agricultural income in 2000.
     Livestock, dairy and poultry
     products account for approximately
     57.7% of North Carolina's
     agricultural income, and in 2000
     North Carolina was seventh in the
     nation in terms of livestock, dairy
     and poultry production, and ninth in
     the nation in terms of crop
     production.

          As a result of its
     participation in the Master
     Settlement Agreement with the
     nation's largest tobacco companies,
     it is projected that the State will
     receive approximately $4.6 billion
     through the year 2025.  Fifty percent
     of the funds received will be used to
     provide economic impact assistance
     to economically affected tobacco-
     dependent regions of North Carolina.

          In late 1999, the eastern
     part of the State was hit by Hurricane
     Floyd which resulted in major
     flooding that left one-third of North
     Carolina suffering from an
     unprecedented natural disaster.
     Many North Carolina citizens lost
     their homes, farms and businesses.
     The affected areas account for 20%
     of the State's economy, and
     recovering the wealth destroyed by
     Hurricane Floyd will take several
     years.

          On December 16, 1999, the
     General Assembly set aside $836.6
     million in funds for recovery from
     damages caused by Hurricane Floyd.
     These funds were allocated as
     follows:  $446.3 million for
     housing/rental; $162.2 million for
     State match of federal funds; $98.3
     million for agriculture and fisheries;
     $37.8 million for local government
     assistance; $36.7 million for small
     business; and $55.3 million for
     various other programs.  The primary
     funding for the $836.6 million
     Hurricane Floyd recovery fund was
     from the General Fund operating
     budgets ($292.5 million), unspent
     capital improvement funds
     ($146.5 million), and the General
     Fund Savings Reserve Account
     ($286 million).  At June 30, 2001,
     the State's General Fund held $448.6
     million in reserve for disaster relief.

          State Financial Condition.
     The State's two principal operating
     accounts are the General Fund and
     the Highway Fund.  The principal
     sources of General Fund tax
     revenues are individual and
     corporate income taxes and the sales
     and use tax.

          As of June 30, 2001, the
     total fund balance of the General
     Fund on the modified accrual basis
     was a negative $32.4 million, in
     comparison to balances of
     approximately $901 million, $945
     million, $1.42 billion, $1.7 billion,
     $1.665 billion, $1.144 billion, and
     $265.7 million at the end of 1994,
     1995, 1996, 1997, 1998, 1999, and
     2000, respectively.

          In 2001, expenditures and
     other financing uses for general
     governmental purposes totaled
     $28.136 billion, an increase of
     $1.214 billion.  This increase was
     directly related to the continued
     emphasis on education, and health
     and human services.
             General government
     expenditures decreased by $195
     million, due in large part to a
     decrease in expenditures for
     employer pension contributions of
     $129 million.

          Revenues and other
     financing sources for general
     governmental functions amounted to
     $27.925 billion for the fiscal year
     ended June 30, 2001.  Total tax
     revenues increased by $578 million
     in 2001, a 4% increase over 2000.
     Individual income tax collections
     increased by $508 million in 2001 to
     $7.6 billion, a 7.16% increase over
     2000.  Sales tax collections grew by
     $68 million in 2001, a 2.03%
     increase over 2000.  In 2001,
     highway taxes were $1.705 billion,
     $111.2 million more than in 2000.
     Federal funds revenues increased in
     2001 by $672 million, an increase of
     9.3% over 2000.

          For the 2001 2002 fiscal
     year, the State is projecting a budget
     deficit of over $900 million.  The
     deficit is due in large part to a more
     rapid slowing of the economy,
     particularly in the manufacturing
     sector, compounded by the events of
     September 11, 2001.  These factors
     have caused monthly revenue
     collections to lag behind
     expectations.  The State also
     experienced a budget deficit for
     fiscal year 2000 2001, which was
     caused by a slowing of the economy,
     coupled with the payment of $120
     million of unbudgeted tax refunds
     and the refunding of $58.7 million of
     privilege license payments resulting
     from the conclusion of a legal
     proceeding involving Chrysler
     Financial Corporation's petition for
     refund.

          Due to the budget deficit,
     the State has been forced to put in
     place significant spending
     restrictions, including reversions by
     agencies, in order to meet the
     balanced budget requirement of
     Article III, Section 5(3) of the North
     Carolina Constitution.

          The General Fund budget
     for fiscal year 2002 included several
     tax increases.  The State sales tax
     was increased from 4% to 4.5%, and
     the State projects that this increase
     will generate an additional
     $246.3 million in General Fund
     revenue for fiscal year 2002.  The
     increase will expire July 1, 2003.
     Effective for tax years January 1,
     2001, through December 31, 2003,
     the highest individual income tax
     rate will rise from 7.75% to 8.25%,
     generating an additional estimated
     $125.5 million for fiscal year 2002.
     The $1,500 cap on sales tax on cars
     was eliminated effective October 1,
     2001.

          State Debt.  In November
     1996, the voters approved $1.8
     billion in bonds for school
     construction and $950 million in
     bonds for highway construction.  In
     November 1998, the voters approved
     $800 million of new debt to finance
     grants and loans to local government
     units for water supply systems,
     wastewater collection systems,
     wastewater treatment works, and
     water conservation and water reuse
     projects, and another $200 million of
     new debt was approved to finance
     grants, loans, or other financing to
     public or private entities for
     construction of natural gas facilities.
     In November 2000, voters approved
     $3.1 billion of University and
     Community College general
     obligation bonds.  The amount of
     authorized, but unissued bonds, was
     $4.37 billion as of September 30,
     2001.

          As of June 30, 2001, the
     State was committed to construction
     spending of $1,597.7 million for
     highways and $444.4 million for
     State government facilities.
     Additional outstanding construction
     commitments include $392.4 million
     for the University of North Carolina
     system and $94.1 million for
     community colleges.

          Litigation.  The court
     actions in which the State is a
     defendant generally involve State
     programs and miscellaneous tax,
     tort, real property, and contract
     claims.  While the ultimate outcome
     and fiscal impact, if any, on the State
     of those proceedings and claims are
     not currently predictable, adverse
     determinations in certain of them
     might require the State to make
     significant future expenditures or
     impair future revenue sources.


     Ohio Trust

          The Ohio Trust will invest
     most of its net assets in securities
     issued by or on behalf of (or in
     certificates of participation in lease-
     purchase obligations of) the State of
     Ohio (the "State"), political
     subdivisions of the State, or agencies
     or instrumentalities of the State or its political subdivisions (Ohio
     Obligations).  The Ohio Trust is
     therefore susceptible to general or
     particular economic, political or
     regulatory factors that may affect
     issuers of Ohio Obligations.  The
     following information constitutes
     only a brief summary of some of the
     many complex factors that may have
     an effect.  The information does not
     apply to "conduit" obligations on
     which the public issuer itself has no
     financial responsibility.  This
     information is derived from official
     statements of certain Ohio issuers
     published in connection with their
     issuance of securities and from other
     publicly available information, and is
     believed to be accurate.  No
     independent verification has been
     made of any of the following
     information.

          Generally, the
     creditworthiness of Ohio Obligations
     of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

          There may be specific
     factors that at particular times apply
     in connection with investment in
     particular Ohio Obligations or in
     those obligations of particular Ohio
     issuers.  It is possible that the
     investment may be in particular Ohio
     Obligations, or in those of particular
     issuers, as to which those factors
     apply.  However, the information
     below is intended only as a general
     summary, and is not intended as a
     discussion of any specific factors
     that may affect any particular
     obligation or issuer.

          The timely payment of
     principal of and interest on Ohio
     Obligations has been guaranteed by
     bond insurance purchased by the
     issuers, the Ohio Trust or other
     parties.  Those Ohio Obligations
     may not be subject to the factors
     referred to in this section of the
     Prospectus.

          Ohio is the seventh most
     populous state.  The Census count
     for 2000 was 11,353,140, up from
     10,847,100 in 1990.

          While diversifying more
     into the service and other non-
     manufacturing areas, the Ohio
     economy continues to rely in part on
     durable goods manufacturing largely
     concentrated in motor vehicles and
     equipment, steel, rubber products
     and household appliances.  As a
     result, general economic activity, as
     in many other industrially-developed
     states, tends to be more cyclical than
     in some other states and in the nation
     as a whole.  Agriculture is an
     important segment of the economy,
     with over half the State's area
     devoted to farming and a significant
     portion of total employment in
     agribusiness.

          In earlier years, the State's
     overall unemployment rate was
     commonly somewhat higher than the
     national figure.  For example, the
     reported 1990 average monthly State
     rate was 5.7%, compared to the 5.5%
     national figure.  However, then
     through 1998 the annual State rates
     were below the national rates (4.3%
     vs. 4.5% in 1998), but were again
     slightly higher in 1999 (4.3% vs.
     4.2%) and 2000 (4.1% vs. 4.0%).
     The unemployment rate and its
     effects vary among geographic areas
     of the State.

          There can be no assurance
     that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio
     Trust or the ability of particular
     obligors to make timely payments of
     debt service on (or lease payments
     relating to) those Obligations.

          The State operates on the
     basis of a fiscal biennium for its
     appropriations and expenditures, and
     is precluded by law from ending its
     July 1 to June 30 fiscal year (FY) or
     fiscal biennium in a deficit position.
     Most State operations are financed
     through the General Revenue Fund
     (GRF), for which the personal
     income and sales-use taxes are the
     major sources.  Growth and
     depletion of GRF ending fund
     balances show a consistent pattern
     related to national economic
     conditions, with the ending FY
     balance reduced during less
     favorable and increased during more
     favorable economic periods.  The
     State has well-established procedures
     for, and has timely taken, necessary
     actions to ensure
     resource/expenditure balances during
     less favorable economic periods such
     as the current FY.  Those procedures
     include general and selected
     reductions in appropriations
     spending.

          The 1992-93 biennium
     presented significant challenges to
     State finances, successfully
     addressed.  To allow time to resolve
     certain budget differences an interim
     appropriations act was enacted
     effective July 1, 1991; it included
     GRF debt service and lease rental
     appropriations for the entire
     biennium, while continuing most
     other appropriations for a month.
     Pursuant to the general
     appropriations act for the entire
     biennium, passed on July 11, 1991,
     $200 million was transferred from
     the Budget Stabilization Fund (BSF,
     a cash and budgetary management
     fund) to the GRF in FY 1992.

          Based on updated results
     and forecasts in the course of that
     FY, both in light of a continuing
     uncertain nationwide economic
     situation, there was projected and
     then timely addressed an FY 1992
     imbalance in GRF resources and
     expenditures.  In response, the
     Governor ordered most State
     agencies to reduce GRF spending in
     the last six months of FY 1992 by a
     total of approximately $184 million;
     the $100.4 million BSF balance and
     additional amounts from certain
     other funds were transferred late in
     the FY to the GRF, and adjustments
     were made in the timing of certain
     tax payments.

          A significant GRF shortfall
     (approximately $520 million) was
     then projected for FY 1993.  It was
     addressed by appropriate legislative
     and administrative actions, including
     the Governor's ordering
     $300 million in selected GRF
     spending reductions and subsequent
     executive and legislative action (a
     combination of tax revisions and
     additional spending reductions).  The
     June 30, 1993, ending GRF fund
     balance was approximately $111
     million, of which, as a first step to its replenishment, $21 million was deposited in the BSF.

          The 1994-95 biennium
     presented a more affirmative
     financial picture.  The biennium
     ended June 30, 1995, with a GRF
     ending fund balance of $928 million,
     which, after leaving in the GRF an
     unreserved and undesignated balance
     of $70 million, was transferred to the
     BSF ($535.2 million) and other
     funds including school assistance
     funds and, in anticipation of possible
     federal program changes, a human
     services stabilization fund.

          From a higher than forecast
     1996-97 mid-biennium GRF fund
     balance, $100 million was
     transferred for elementary and
     secondary school computer network
     purposes and $30 million to a new
     State transportation infrastructure
     fund.  Approximately $400.8 million
     served as a basis for temporary 1996
     personal income tax reductions
     aggregating that amount.  Of the
     1996-97 biennium-ending $834.9
     million GRF fund balance, $250
     million went to school buildings, $94
     million to the school computer
     network, $44.2 million for school
     textbooks and instructional materials
     and a distance learning program, and
     $34 million to the BSF, and the $263
     million balance to the State income
     tax reduction fund.

          The 1998-99 biennium
     ending GRF balances were $1.5
     billion (cash) and $976 million
     (fund).  Of that fund balance, $325.7
     million was transferred to school
     building assistance, $46.3 million to
     the BSF, $90 million for classroom
     computers and interactive video
     distance learning, and the remaining
     amount to the State income tax
     reduction fund.

          The State's financial
     situation varied substantially in the
     2000-01 biennium.  The GRF
     appropriations acts for that biennium
     (one for all education purposes, and
     one for general GRF purposes) were
     passed in June 1999 and promptly
     signed (after selective vetoes) by the
     Governor.  From the June 30, 2000,
     FY ending GRF fund balance of over
     $855 million transfers were made in
     amounts of $610 million to the
     income tax reduction fund and $49
     million to the BSF (increasing its
     balance to over $1 billion).

          The Governor announced in
     late March 2001 new preliminary
     lowered revenue estimates for the
     then current FY (ending June 30,
     2001) and for FYs 2002 and 2003
     (for which appropriation bills were
     then pending).  Based on indications
     that the Ohio economy continued to
     be affected by the economic
     downturn being experienced
     nationwide, and higher than
     previously projected Medicaid
     expenditures, significant steps were
     taken to ensure the positive GRF
     ending fund balance at June 30,
     2001.  Those steps included
     reductions in expenditures and
     appropriations spending, and OBM
     was authorized to transfer by June
     30, 2001, from the BSF to the GRF
     amounts necessary to ensure a July
     1, 2001, beginning GRF fund
     balance (and a June 30 ending
     balance) of at least $188,200,000
     (representing historical 0.5% year
     end cash flow allowance).  The State
     ended FY 2001 with a GRF cash
     balance of over $817 million and
     fund balance of over $219 million,
     making that transfer unnecessary.

          None of the spending
     reductions over the years were
     applied to appropriations needed for
     debt service or lease rentals relating
     to any State obligations.

          Lengthy and rigorous
     consideration was given to revenues
     and expenditures for the new FYs
     2002 and 2003.  Included in that
     consideration were the OBM
     projections for the biennium of
     continuing lower than anticipated
     levels of revenues and higher than
     anticipated Medicaid expenses.
     Another key consideration was
     compliance with the then imminent
     school funding court order discussed
     below.

          The GRF appropriations act
     for the 2002-03 biennium, not
     providing for any increases in major
     State taxes, was passed in June 2001,
     and promptly signed (after selective
     vetoes) by the Governor.  That act
     provided for total GRF biennial
     expenditures of approximately $45.1
     billion.  Necessary GRF debt service
     and lease-rental appropriations for
     the entire biennium were requested
     in the Governor's proposed budget,
     incorporated in the related
     appropriations bills as introduced
     and included in the versions as
     passed by the House and Senate, and
     in the act as passed and signed.  The
     same was true for the separate
     appropriations acts for the
     Department of Transportation,
     Department of Public Safety and
     Bureau of Workers Compensation,
     which included lease-rental
     appropriations for certain OBA-
     financed ODOT, DPS and BWC
     projects.

          The appropriations act
     provided for the use of certain
     reserves, aimed at achieving FY and
     biennium ending positive fund
     balances based on estimates and
     projections at the time of passage.  It
     authorized OBM to transfer, if
     necessary, $150,000,000 from the
     BSF (January 22, 2002, balance of
     over $1 billion) to the GRF for
     purposes of increasing moneys
     available to pay Medicaid expenses,
     with an additional $10,000,000
     appropriated from the BSF to an
     ongoing State emergency purposes
     fund.  Assuming all those transfers
     were made from the BSF, its balance
     would be reduced to approximately
     $855,000,000.  As an additional
     reserve transfer, the entire balance of
     $100,000,000 may be transferred by
     OBM in FY 2002 from a Family
     Services Stabilization Fund to the
     GRF.  Based on the enacted budget,
     and assuming those transfers being
     made, OBM had been projecting a
     positive FY 2002 GRF ending fund
     balance.

          However, the Ohio
     economy continues to be negatively
     affected by the national economic
     downturn and by recent national and
     international events.  On October 16,
     2001, OBM announced its revised
     estimates of revenues and
     expenditures for the current fiscal
     biennium.  Based on continuing
     reduced revenue collections in
     certain categories (particularly sales
     and personal income taxes), OBM
     then projected a GRF budget
     shortfall for the current FY of
     $709,000,000 and of $763,000,000
     for the next FY.  Due to the
     continuing pendency of the school
     funding litigation (the State's motion
     for reconsideration has been granted)
     those revised estimates did not
     include additional expenditures
     pursuant to the recent Supreme Court
     order; as noted below the motion
     requested reconsideration of the
     portion of the Court's order that
     would require an additional
     substantial but as yet undetermined
     amount in each FY of this biennium,
     estimated by OBM to be as much as
     $1.24 billion each year.

          As a first step to achieving
     a positive GRF ending fund balance
     for the current FY based on these
     new OBM estimates, the Governor
     on October 16 ordered reduced
     appropriations spending by most
     State agencies in amounts and
     manner to be determined by the
     OBM Director, and limits on hiring
     and on major purchases.  Expressly
     excepted from the Governor's
     cutback order are appropriations for
     or relating to debt service on State
     obligations.  Those announced
     spending reductions, that would
     reduce the current FY shortfall by an
     estimated $224,000,000, are at the
     annual rate of 6% (being 8.5% for
     the balance of the FY) for most State
     agencies (including higher education
     institutions), with lesser reductions
     for correctional and mental health
     institutions.  Exemptions from
     reductions include primary and
     secondary education and the adjutant
     general.

          Following subsequent
     extensive considerations by the
     Governor and the General Assembly,
     the General Assembly on December
     5, 2001, enacted, and the Governor
     has signed, legislation making
     budget adjustments for the current
     and next FY.  Those adjustments,
     together with possible additional
     Governor-ordered cutbacks, are
     intended to ensure positive GRF
     ending fund balances for the current
     biennium (ending June 30, 2003) and
     for each of its two FYs, based on
     then current revenue and expenditure
     projections by OBM.

          More significant aspects of
     this legislation include:
     authorization to transfer to the GRF
     up to $248 million from the BSF (in
     addition to the $150 million transfer
     provided for in the original
     appropriations act); temporary
     reallocation to the GRF of a $260
     million portion of tobacco settlement
     revenues ($125 million in FY 2002,
     $135 million in 2003, intended to be
     reimbursed in FYs 2013 and 2014);
     certain tax-related changes
     (including accelerating the time for
     certain payments); legislated
     reductions in appropriations
     spending authorizations for the
     legislative and judicial branches; and
     authorization to participate in a
     multi-state lottery game estimated to
     generate $41 million in FY 2003.
     (Litigation has been filed seeking to
     enjoin the lottery provisions on State
     constitutional grounds, including a
     claim that the provisions of the Act
     violate the "one subject" requirement
     for legislation.)

          If all authorized transfers
     from the BSF are made, its balance
     would be reduced to approximately
     $600 million.

          The Governor and the
     General Assembly will continue to
     consider and evaluate actions that
     may be necessary in response to final
     Supreme Court action in the school
     funding case or to subsequent
     revised revenue or expenditure
     projections.

          An additional
     appropriations action, affecting most
     subdivisions and local libraries in the
     State, caps the amount to be
     distributed from the various local
     government assistance funds in FYs
     2002 and 2003 essentially to the
     equivalent monthly payment
     amounts in FYs 2000 and 2001.

          The State's incurrence or
     assumption of debt without a vote of
     the people is, with exceptions noted
     below, prohibited by current State
     constitutional provisions.  The State
     may incur debt, limited in amount to
     $750,000, to cover casual deficits or
     failures in revenues or to meet
     expenses not otherwise provided for.
     The Constitution expressly precludes
     the State from assuming the debts of
     any local government or corporation.
     (An exception is made in both cases
     for any debt incurred to repel
     invasion, suppress insurrection or
     defend the State in war.)

          By 17 constitutional
     amendments approved from 1921 to
     date (the latest in 2000) Ohio voters
     authorized the incurrence of State
     general obligation debt and the
     pledge of taxes or excises to its
     payment.  At January 22, 2002, over
     $2.51 billion (excluding certain
     highway bonds payable primarily
     from highway user receipts) of this
     debt was outstanding or awaiting
     delivery.  The only such State debt at
     that date authorized to be incurred
     were portions of the highway bonds,
     and the following:  (a) up to $100
     million of obligations for coal
     research and development may be
     outstanding at any one time ($38.6
     million outstanding); (b) obligations
     for local infrastructure
     improvements, no more than $120
     million of which may be issued in
     any calendar year ($1.17 billion
     outstanding or awaiting delivery); (c)
     the conservation purposes bonds
     referred to below ($50 million
     awaiting delivery); and (d) up to
     $200 million in general obligation
     bonds for parks, recreation and
     natural resources purposes which
     may be outstanding at any one time
     ($141.7 million outstanding, with no
     more than $50 million to be issued in
     any one year).

          The electors in 1995
     approved a constitutional
     amendment extending the local
     infrastructure bond program
     (authorizing an additional $1.2
     billion of State full faith and credit
     obligations to be issued over
     10 years for the purpose), and
     authorizing additional highway
     bonds (expected to be payable
     primarily from highway user
     receipts).  The latter authorizes not
     more than $1.2 billion to be
     outstanding at any time and not more
     than $220 million to be issued in a
     fiscal year.

          A constitutional amendment
     approved by the voters in 1999
     authorizes State general obligation
     debt to pay costs of facilities for a
     system of common schools
     throughout the State ($513.1 million
     outstanding as of January 22, 2002)
     and facilities for state supported and
     assisted institutions of higher
     education ($602.6 million
     outstanding).

          That 1999 amendment also
     provided that State general
     obligation debt and other debt
     represented by direct obligations of
     the State (including lease-rental
     obligations authorized by the Ohio
     Building Authority and by the
     Treasurer and previously by the Ohio
     Public Facilities Commission), may
     not be issued if future FY total debt
     service on those direct obligations to
     be paid from the GRF or net lottery
     proceeds exceeds 5% of total
     estimated revenues of the State for
     the GRF and from net State lottery
     proceeds during the FY of issuance.

          A constitutional amendment
     approved by Ohio electors in
     November 2000 authorizes the
     issuance of State bonds for land
     conservation and revitalization
     purposes (including statewide
     brownfields clean-up).  For each of
     the two purposes, the amendment
     authorizes not more than
     $50,000,000 in principal amount to
     be issued in any FY and not more
     than $200,000,000 in principal
     amount to be outstanding in
     accordance with their terms at any
     time.  The bonds for conservation
     purposes are State general
     obligations, and those for
     revitalization purposes will be
     special obligations of the State
     payable from particular revenues and
     receipts designated by the General
     Assembly.

          The Constitution also
     authorizes the issuance of State
     obligations for certain purposes, the
     owners of which do not have the
     right to have excises or taxes levied
     to pay debt service.  Those special
     obligations include obligations
     issued by the Ohio Building
     Authority and the State Treasurer,
     and previously by the Ohio Public
     Facilities Commission, over $4.7
     billion of which were outstanding at
     January 22, 2002.

          In recent years, State
     agencies have participated in
     transportation and office building
     projects that may have some local as
     well as State use and benefit, in
     connection with which the State
     enters into lease purchase
     agreements with terms ranging from
     7 to 20 years.  Certificates of
     participation, or special obligation
     bonds of the State or a local agency,
     are issued that represent
     fractionalized interests in or are
     payable from the State's anticipated
     payments.  The State estimates
     highest future FY payments under
     those agreements (as of January 22,
     2002) to be approximately $45
     million (of which $40.7 million is
     payable from sources other than the
     GRF, such as federal highway
     money distributions).  State
     payments under all those agreements
     are subject to biennial
     appropriations, with the lease terms
     being two years subject to renewal if
     appropriations are made.

          A 1990 constitutional
     amendment authorizes greater State
     and political subdivision
     participation (including financing) in
     the provision of housing.  The
     General Assembly may for that
     purpose authorize the issuance of
     State obligations secured by a pledge
     of all or such portion as it authorizes
     of State revenues or receipts (but not
     by a pledge of the State's full faith
     and credit).

          A 1994 constitutional
     amendment pledges the full faith and
     credit and taxing power of the State
     to meeting certain guarantees under
     the State's tuition credit program
     which provides for purchase of
     tuition credits, for the benefit of
     State residents, guaranteed to cover
     a specified amount when applied to
     the cost of higher education tuition.
     (A 1965 constitutional provision that
     authorized student loan guarantees
     payable from available State moneys
     has never been implemented, apart
     from a "guarantee fund" approach
     funded essentially from program
     revenues.)

          State and local agencies
     issue obligations that are payable
     from revenues from or relating to
     certain facilities (but not from taxes).
     By judicial interpretation, these
     obligations are not "debt" within
     constitutional provisions.  In general,
     payment obligations under lease-
     purchase agreements of Ohio public
     agencies (in which certificates of
     participation may be issued) are
     limited in duration to the agency's
     fiscal period, and are renewable only
     upon appropriations being made
     available for the subsequent fiscal
     period.

          Local school districts in
     Ohio receive a major portion (state-
     wide aggregate of less than 50% in
     FY 2001) of their operating moneys
     from State subsidies, but are
     dependent on local property taxes,
     and in 125 districts (as of February
     6, 2002) on voter-authorized income
     taxes, for significant portions of their budgets.

          In a September 2001
     opinion the Ohio Supreme Court
     issued its latest substantive decision
     in litigation that has long been
     pending in Ohio courts questioning
     the constitutionality of the State's
     system of school funding and
     compliance with the constitutional
     requirement that the State provide a
     "thorough and efficient system of
     common schools."  The majority of
     the Court concluded that the system
     of school funding, as it had been
     modified and developed since 1991
     and assuming full implementation of
     two modifications newly ordered by
     the Court, will meet constitutional
     requirements.  (Two dissenters
     would find the system not yet in
     compliance; a third continued to
     conclude that compliance was a
     matter for the legislative branch, not
     the judiciary.)  The two
     modifications directed by the Court,
     one of which will have an impact in
     the current State fiscal biennium, are:

             Revisions of the
             formula and factors
             involved in
             calculating the per
             student costs of
             providing an adequate
             education.  The Court
             stated no deadline,
             but does require that
             the new calculations
             be applied
             retroactively to July
             1, 2001 (the
             beginning of the
             current State
             biennium).  OBM
             estimates the
             additional annual cost
             of this change to the
             State to be as much as
             $1.24 billion.  The
             Court has granted the
             State's motion for
             reconsideration and
             clarification of this
             ordered modification
             and of its retroactive
             application.  It has
             also referred to a
             master commissioner
             the issues raised in
             that motion and any
             other issues the
             parties and the
             selected mediator
             consider appropriate
             issue for mediation,
             and stayed the cause
             pending completion
             of the settlement
             conferences.

             The effective date of
             full implementation
             of a parity aid
             program (already
             adopted and being
             phased in) moved up
             by two years -- full
             funding to be in FY
             2004 rather than
             2006.  That program
             is aimed at providing
             poorer districts with
             resources similar to
             those available to
             wealthier districts.

          It is not possible at this time
     to state what the results of referral to a master commissioner or of mediation will be, or what the Court's final action on reconsideration will be, or what or when the General Assembly's responses will be, or what effect they or any related actions may have on the State's overall financial condition
     (particularly in the current fiscal
     biennium) or on specific State
     operations or functions.

          The Court had previously
     set as general base threshold
     requirements that every school
     district have enough funds to
     operate, an ample number of
     teachers, sound and safe buildings,
     and equipment sufficient for all
     students to be afforded an
     educational opportunity.

          A small number of the
     State's 612 local school districts
     have in any year required special
     assistance to avoid year-end deficits.
     A now superseded program provided
     for school district cash need
     borrowing directly from commercial
     lenders, with diversion of State
     subsidy distributions to repayment if
     needed.  The annual number of loans
     under this program ranged from 10
     to 44, and the aggregate annual
     dollar amount of loans ranged from
     over $11 million to over $113
     million (including $90 million to one
     for restructuring its prior loans).
     Under a restructured solvency
     assistance program, in FY 2001 four
     districts sought approximately $3.8
     million.

          Ohio's 943 incorporated
     cities and villages rely primarily on
     property and municipal income taxes
     to finance their operations.  With
     other subdivisions, they also receive
     local government support and
     property tax relief moneys from
     State resources.

          For those few
     municipalities and school districts
     that on occasion have faced
     significant financial problems, there
     are statutory procedures for a joint
     State/local commission to monitor
     the fiscal affairs and for development
     of a financial plan to eliminate
     deficits and cure any defaults.
     (Similar procedures have recently
     been extended to counties and
     townships.)  As of January 22, 2002,
     nine municipalities were in "fiscal
     emergency" status and three in
     preliminary "fiscal watch" status,
     and a school district "fiscal
     emergency" provision was applied to
     eight districts with four on
     preliminary "fiscal watch" status.

          At present the State itself
     does not levy ad valorem taxes on
     real or tangible personal property.
     Those taxes are levied by political
     subdivisions and other local taxing
     districts.  The Constitution has since
     1934 limited to 1% of true value in
     money the amount of the aggregate
     levy (including a levy for unvoted
     general obligations) of property taxes
     on particular property by the State
     and all overlapping subdivisions,
     without a vote of the electors or a
     municipal charter provision, and
     statutes limit the amount of that
     aggregate levy to 10 mills per $1 of
     assessed valuation (commonly
     referred to as the "ten-mill
     limitation").  Voted general
     obligations of subdivisions are
     payable from property taxes that are
     unlimited as to amount or rate.

          The outstanding State
     General Obligation Bonds are rated
     Aa1 by Moody's Investors Service
     ("Moody's") and AA+ by both
     Standard & Poor's Ratings Services
     ("S&P") and Fitch Ratings ("Fitch").
     (S&P rates the State's highway
     general obligations AAA.)  The
     outstanding State lease-rental Bonds
     issued by the Ohio Building
     Authority and the State Treasurer,
     and previously by the Ohio Public
     Facilities Commission, are rated AA
     by both Fitch and S&P, and Aa2 by
     Moody's.


     Pennsylvania Trust

          Potential purchasers of
     Units of the Pennsylvania Trust
     should consider the fact that the
     Trust's portfolio consists primarily
     of securities issued by the
     Commonwealth of Pennsylvania (the
     "Commonwealth"), its municipalities
     and authorities and should realize the
     substantial risks associated with an
     investment in such securities.
     Although the General Fund of the
     Commonwealth (the principal
     operating fund of the
     Commonwealth) has experienced
     deficits in fiscal 1990 and 1991, it
     has been in a surplus position during
     recent years; as of June 30, 2001, the
     General Fund had a surplus of
     $4,485 million.

          Pennsylvania's economy
     historically has been dependent upon
     heavy industry, but has diversified
     recently into various services,
     particularly into medical and health
     services, education and financial
     services.  Agricultural industries
     continue to be an important part of
     the economy, including not only the
     production of diversified food and
     livestock products, but substantial
     economic activity in agribusiness
     and food-related industries.  Service
     industries currently employ the
     greatest share of nonagricultural
     workers, followed by the categories
     of trade and manufacturing.  Future
     economic difficulties in any of these
     industries could have an adverse
     impact on the finances of the
     Commonwealth or its municipalities
     and could adversely affect the
     market value of the Bonds in the
     Pennsylvania Trust or the ability of
     the respective obligors to make
     payments of interest and principal
     due on such Bonds.

          Certain litigation is pending
     against the Commonwealth that
     could adversely affect the ability of
     the Commonwealth to pay debt
     service on its obligations, including,
     as of February 5, 2002, suits relating
     to the following matters:  (i) In 1987,
     the Pennsylvania Supreme Court
     held the statutory scheme for county
     funding of the judicial system to be
     in conflict with the Pennsylvania
     Constitution, but it stayed its
     judgment to permit enactment by the
     legislature of funding legislation
     consistent with the opinion.  The
     Court appointed a special master to
     submit a plan for implementation
     and the special master recommended
     a four-phase transition to state
     funding of a unified judicial system,
     during each of which specified court
     employees would transfer into the
     state payroll system.  Phase 1,
     involving the transfer of
     approximately 165 county-level
     court administrators, was
     implemented in legislation enacted in
     1999.  The remainder of the
     recommendation for later phases
     remains pending before the
     Pennsylvania Supreme Court.  (ii) In
     March 1998, certain Philadelphia
     residents, the School District of
     Philadelphia and others brought suit
     in the United States District Court
     for the Eastern District of
     Pennsylvania against the Governor,
     the Secretary of Education and
     others alleging that the defendants
     are violating a regulation of the U.S.
     Department of Education
     promulgated under Title VI of the
     Civil Rights Act of 1964 and certain
     other provisions in that the
     Commonwealth's system for funding
     public schools has the effect of
     discriminating on the basis of race.
     The district court dismissed the
     complaint, but in August 1999 the
     Third Circuit Court of Appeals
     reversed and remanded for further
     proceedings.  On June 23, 2000, by
     agreement of the parties, the district
     court stayed all proceedings and
     placed the case in civil suspense
     until approximately June 8, 2001.
     Since then, the Governor and the
     Mayor of Philadelphia entered into
     an agreement resulting in the
     Philadelphia School District being
     designated as distressed under the
     School Code.  Prior to that
     agreement, the governmental
     plaintiffs and defendants requested a
     stay until the end of October 2001.
     The non-governmental plaintiffs
     oppose the stay, and the District
     Court has yet to rule on it.  No other
     activity has occurred in the District
     Court in the meantime.  (iii) PPG
     Industries has challenged the
     constitutionality of the
     manufacturing exemption from the
     capital stock/franchise tax insofar as
     it limits the exemption for
     headquarters property and payroll
     only to headquarters property and
     payroll attributable to manufacturing
     in Pennsylvania.  On November 30,
     2001, the Pennsylvania Supreme
     Court held that this limitation
     discriminates against interstate
     commerce and ordered the limitation
     to be eliminated from the capital
     stock/franchise tax.  The Court also
     directed that the Commonwealth
     provide a retrospective remedy to
     taxpayers to include (1) refunds for
     taxpayers who suffered the
     discrimination, (2) additional
     assessments against taxpayers who
     benefited from the unlawful
     limitation, or (3) some combination
     of the two, provided that the remedy
     does not discriminate against
     interstate commerce.  The
     Department of Revenue has not yet
     announced a remedy, and PPG has
     filed a petition for reconsideration
     with the Court, which is currently
     pending.  The General Assembly has
     enacted legislation that
     presumptively cures the
     constitutional problem beginning
     after January 1, 1999.  Such
     legislation has no effect on the years
     involved in the litigation.  (iv)
     Unisys Corporation has challenged
     the three-factor apportionment
     formula used for the apportionment
     of capital stock value in the
     Pennsylvania franchise tax.  In a
     decision issued in March 1999, the
     Commonwealth Court held for the
     taxpayer on statutory grounds, but
     denied its constitutional claims.
     Both the Commonwealth and the
     taxpayer have appealed to the
     Pennsylvania Supreme Court, which
     held oral argument in December
     2000.  (v) Twenty or more insurance
     companies have challenged the
     Department of Revenue's application
     of portions on the Life and Health
     Guarantee Association Act of 1982.
     The Act establishes a funding
     mechanism to fulfill defaulted
     obligations under life and health
     insurance policies and annuity
     contracts.  Insurance companies are
     assessed to provide the funds due to
     Pennsylvania residents insured from
     other insurance companies that have
     become insolvent or are otherwise in
     default.  A provision in the Act
     allows assessed insurance companies
     to claim a credit for these
     assessments against their
     Pennsylvania gross premiums tax
     liability.  Life and health insurance
     premiums have always been subject
     to the premium tax liability.  Life
     and health insurance premiums have
     always been subject to the premium
     tax and there is no dispute that
     companies may claim credit for life
     and health assessments.  Annuity
     considerations, however, were taxed
     for approximately a three-year
     period, 1992-1995.  Some annuity
     considerations were subject to tax,
     others were not.  The Department of
     Revenue ultimately decided to allow
     credits for assessments paid on
     taxable annuity considerations, but
     not for assessments paid on non-
     taxable annuities.  Taxpayers want
     the credit for assessments paid on all
     annuities, both during the period that
     annuities were taxed and going
     forward.  Settlement negotiations
     continue and the matter is also being
     prepared for litigation.  Estimates of
     refund potential range from $50
     million to $300 million.

          The City of Philadelphia
     (the "City") experienced a series of
     General Fund deficits for Fiscal
     Years 1988 through 1992 and, while
     its general financial situation has
     improved, the City is still seeking a
     long-term solution for its economic
     difficulties.  In recent years an
     authority of the Commonwealth, the
     Pennsylvania Intergovernmental
     Cooperation Authority ("PICA"), has
     issued approximately $1.76 billion of
     Special Revenue Bonds on behalf of
     the City to cover budget shortfalls, to
     eliminate projected deficits and to
     fund capital spending.  As one of the
     conditions of issuing bonds on behalf
     of the City, PICA exercises oversight
     of the City's finances.  The City is
     currently operating under the five
     year plan approved by PICA in 2001.
     PICA's power to issue further bonds
     to finance capital projects expired on
     December 31, 1994.  PICA's power
     to issue bonds to finance cash flow
     deficits expired on December 31,
     1995, but its authority to refund
     outstanding debt is unrestricted.
     PICA had approximately $902
     million in special revenue bonds
     outstanding as of June 30, 2001.

          Although there can be no
     assurance that such conditions will
     continue, the Commonwealth's
     general obligation bonds are
     currently rated AA by Standard &
     Poor's and Aa2 by Moody's and
     Philadelphia's general bonds are
     currently rated BBB by Standard &
     Poor's and Baa1 by Moody's.

     TAXES

          This is a general discussion
     of some of the income tax
     consequences of the ownership of
     the Units. It applies only to investors
     who hold the Units as capital assets.
     It does not discuss rules that apply to
     investors subject to special tax
     treatment, such as securities dealers,
     financial institutions, insurance
     companies, tax exempt organizations
     or anyone who holds the Units as
     part of a hedge or straddle.

     The Bonds

          In the opinions of bond
     counsel delivered on the dates the
     Bonds were issued (or in opinions to
     be delivered, in the case of when
     issued Bonds), the interest on the
     Bonds is excludable from gross
     income for regular federal income
     tax purposes  under the law in effect
     at that time (except in certain
     circumstances because of the identity
     of the holder).  However, interest on
     the Bonds may be subject to state
     and local taxes.  The Sponsor and
     Paul, Hastings, Janofsky & Walker
     LLP have not made and will not
     make any review of the procedures
     for the issuance of the Bonds or the
     basis for these opinions.

          In the opinions of bond
     counsel referred to above, none of
     the interest received on the Bonds at
     the time of issuance is subject to the
     alternative minimum tax for
     individuals.  However, the interest is
     includible in the calculation of a
     corporation's alternative minimum
     tax.

          In the case of certain
     Bonds, the opinions of bond counsel
     indicate that interest received by a
     substantial user of the facilities
     financed with proceeds of the Bonds,
     or persons related thereto, will not be
     exempt from regular federal income
     tax, although interest on those Bonds
     received by others generally would
     be exempt.  The term substantial user
     includes only a person whose gross
     revenue derived with respect to the
     facilities financed by the issuance of
     the Bonds is more than 5% of the
     total revenue derived by all users of
     those facilities, or who occupies
     more than 5% of the usable areas of
     those facilities or for whom those
     facilities or a part thereof were
     specifically constructed,
     reconstructed or acquired.  Related
     persons are defined to include certain
     related natural persons, affiliated
     corporations, partners and
     partnerships.  Similar rules may be
     applicable for state tax purposes.

          The opinions of bond
     counsel are limited to the law
     existing at the time the Bonds were
     issued and may not apply to the
     extent that future changes in law,
     regulations or interpretations affect
     such Bonds.  Interest on some or all
     of the Bonds may become subject to
     regular federal income tax, perhaps
     retroactively to their dates of
     issuance, as a result of possible
     changes in federal law or as a result
     of the failure of issuers (or other
     users of the proceeds of the bonds) to
     comply with certain ongoing
     requirements.  Failure to meet these
     requirements could cause the interest
     on the Bonds to become taxable,
     thereby reducing the value of the
     Bonds, subjecting  holders of the
     Bonds to unanticipated tax liabilities
     and possibly requiring the Trustee to
     sell the Bonds at reduced values.

          The Sponsor and Paul,
     Hastings, Janofsky & Walker LLP
     have not made any investigation as
     to the current or future owners or
     users of the facilities financed by the
     Bonds, the amount of such persons'
     outstanding tax-exempt private
     activity bonds, or the facilities
     themselves and it is not possible to
     give any assurance that future events
     will not affect the tax-exempt status
     of the Bonds.
             From time to time
     Congress considers proposals to tax
     the interest on state and local
     obligations such as the Bonds and it
     can be expected that similar
     proposals, including proposals for a
     flat tax or consumption tax, may be
     introduced in the future.  The
     Supreme Court has concluded that
     the U.S. Constitution does not
     prohibit Congress from passing a
     nondiscriminatory tax on interest on
     state and local obligations.  This type
     of legislation, if enacted, could
     adversely affect an investment in
     Units.  The decision does not,
     however, affect the current
     exemption from taxation of the
     interest earned on the Bonds in the
     Trust.

          As of the date of this
     prospectus, legislation passed in
     2001 will phase in lower personal
     income tax rates under federal law
     over the next several years.  Under
     lower personal income tax rates on
     interest income, the benefit of the
     tax-exempt status of the Bonds held
     by the Trusts is relatively less than
     the benefit that would exist under
     higher tax rates.  Investors should be
     aware of this change in the tax rates
     given that the interest rates on the
     Bonds generally are lower than
     interest rates on similar taxable
     bonds.

          Investors should consult
     their tax advisors for advice with
     respect to the effect of these
     provisions on their particular tax
     situation.

     The Trust

          In the opinion of Paul,
     Hastings, Janofsky & Walker LLP,
     special counsel for the Sponsor,
     under existing law as of the date of
     this Prospectus:

                       The Trusts are not
             associations taxable as
             corporations for federal
             income tax purposes and
             the interest on the Bonds
             that is excludible from
             federal gross income when
             received by the Trusts will
             be excludible from the
             federal gross income of the
             Holders.  Any proceeds
             paid under the insurance
             policies described above
             issued to the Trusts with
             respect to the Bonds and
             any proceeds paid under
             individual policies obtained
             by issuers of Bonds or
             other parties that represent
             maturing interest on
             defaulted obligations held
             by the Trusts will be
             excludible from federal
             gross income to the same
             extent as such interest
             would have been excludible
             if paid in the normal course
             by the issuer of the
             defaulted obligations.

                    Each Holder will be
          considered the owner of a
          pro rata portion of the
          Bonds and any other assets
          held in the Trust under the
          grantor trust rules of the
          Code.  Each Holder will be
          considered to have received
          its pro rata share of income
          from Bonds held by the
          Trust on receipt by the
          Trust (or earlier accrual,
          depending on the Holder's
          method of accounting and
          depending on the existence
          of any original issue
          discount on the Bonds) and
          each Holder will have a
          taxable event when an
          underlying Bond is
          disposed of (whether by
          sale, redemption, or
          payment at maturity) or
          when the Holder sells,
          exchanges or redeems its
          Units.

          The opinion of Paul,
     Hastings, Janofsky & Walker LLP,
     which is set forth above, as to the tax
     status of the Trusts is not affected by
     the provision of the Trust Agreement
     that authorizes the acquisition of
     Replacement Bonds or by the
     implementation of the option
     automatically to reinvest principal
     and interest distributions from the
     Trusts pursuant to the Reinvestment
     Programs, described under
     "Reinvestment Programs."
     However, reinvestment does not
     avoid a taxable event that otherwise
     occurs.

     Other Tax Issues

          The Trust may contain
     Bonds issued with original issue
     discount.  Holders are required to
     accrue tax-exempt original issue
     discount by using the constant
     interest method provided for the
     holders of taxable obligations and to
     increase the basis of a tax-exempt
     obligation by the amount of any
     accrued tax-exempt original issue
     discount.  These provisions are
     applicable to obligations issued after
     September 3, 1982, and acquired
     after March 1, 1984.  The Trust's tax
     basis (and the Holder's tax basis) in
     a Bond is increased by any tax-
     exempt accrued original issue
     discount.  For Bonds issued after
     June 9, 1980, that are redeemed prior
     to maturity, the difference between
     the Trust's basis, as adjusted and the
     amount received will be taxable gain
     or loss to the Holders.

          Holders should consult their
     own tax advisors with respect to the
     state and local tax consequences of
     owning original issue discount
     bonds.  It is possible that in
     determining state and local taxes,
     interest on tax-exempt bonds issued
     with original issue discount may be
     deemed to be received in the year of
     accrual even though there is no
     corresponding cash payment.

          The total cost of a Unit to a
     Holder, including sales charge, is
     allocated among the Bonds held in
     the Trust (in proportion to the values
     of each Bond) in order to determine
     the Holder's per Unit tax basis for
     each Bond.  The tax basis reduction
     requirements of the Code relating to
     amortization of bond premium
     discussed below will apply
     separately to the per Unit cost of
     each such Bond.

          A Holder will be considered
     to have purchased its pro rata interest
     in a Bond at a premium when it
     acquires a Unit if its tax cost for its
     pro rata interest in the Bond exceeds
     its pro rata interest in the Bond's
     face amount (or the issue price plus
     accrued original issue discount of an
     original issue discount bond).  The
     Holder will be required to amortize
     any premium over the period
     remaining before the maturity or call
     date of the Bond.  Amortization of
     premium on a Bond will reduce a
     Holder's tax basis for its pro rata
     interest in the Bond, but will not
     result in any deduction from the
     Holder's income.  Thus, for
     example, a Holder who purchases a
     Unit at a price that results in a Bond
     premium and resells it at the same
     price will recognize taxable gain
     equal to the portion of the premium
     that was amortized during the period
     the Holder is considered to have held
     such interest.

          Bond premium must be
     amortized under the method the
     Holder regularly employs for
     amortizing bond premium (assuming
     such method is reasonable).  With
     respect to a callable bond, the
     premium must be computed with
     respect to the call price and be
     amortized to the first call date (and
     successively to later call dates based
     on the call prices for those dates).

          Gain or loss realized on a
     sale, maturity or redemption of the
     Bonds or on a sale or redemption of
     a Unit is includible in gross income
     for federal, state and local income
     tax purposes.  That gain or loss will
     be capital gain or loss, assuming that
     the Unit is held as a capital asset,
     except for any accrued interest,
     accrued original issue discount or
     accrued market discount.  When a
     Bond is sold by the Trust, taxable
     gain or loss will be realized by the
     Holder equal to the difference
     between (i) the amount received
     (excluding the portion representing
     accrued interest) and (ii) the adjusted
     basis (including any accrued original
     issue discount).  Taxable gain or loss
     will also result if a Unit is sold or
     redeemed for an amount different
     from its adjusted basis to the Holder.
     The amount received when a Unit is
     sold or redeemed is allocated among
     all the Bonds in the Trust in the same
     manner if the Trust had disposed of
     the Bonds and the Holder may
     exclude accrued interest, including
     any accrued original issue discount,
     but not amounts attributable to
     market discount.  The return of a
     Holder's tax basis is otherwise a tax-
     free return of capital.

          A Holder may acquire its
     Units or the Trust may acquire
     Bonds at a price that represents a
     market discount for the Bonds.
     Bonds purchased at a market
     discount tend to increase in market
     value as they approach maturity,
     when the principal amount is
     payable, thus increasing the potential
     for taxable gain (or reducing the
     potential for loss) on their
     redemption, maturity or sale.  Gain
     on the disposition of a Bond
     purchased at a market discount
     generally will be treated as taxable
     ordinary income, rather than capital
     gain, to the extent of any accrued
     market discount.

          Long-term capital gains
     realized by non-corporate Holders
     (with respect to Units and Bonds
     held for more than one year) will be
     taxed at a maximum federal income
     tax rate of 20% (10% if the non-
     corporate Holder is, and would be
     after accounting for such gains,
     eligible for the 10% or 15% tax
     bracket for ordinary income), while
     ordinary income and short-term
     capital gains received by non-
     corporate Holders will be taxed at a
     maximum federal income tax rate of
     38.6%.  These rates are scheduled to
     change over time under legislation
     passed in 2001.  Beginning in the
     year 2001, for Holders in the 10% or
     15% tax bracket for ordinary income
     (or in the year 2006, for Holders in
     tax brackets higher than 15% for
     ordinary income), capital gains
     realized with respect to Units and
     Bonds held for more than five years
     may be subject to a reduced rate of
     long-term capital gains  tax.  The
     deductibility of capital losses is
     limited to the amount of capital gain;
     in addition, up to $3,000 of capital
     losses of non-corporate Holders
     ($1,500 in the case of married
     individuals filing separate returns)
     may be deducted against ordinary
     income.  Since the proceeds from the
     sale of Bonds, under certain
     circumstances, may not be
     distributed pro rata, a Holder's
     taxable income or gain for any year
     may exceed its actual cash
     distributions in that year.

          If the Trust purchases any
     units of a previously issued unit
     investment trust series, based on the
     opinion of counsel with respect to
     such series, the Trust's pro rata
     ownership interest in the bonds of
     such series (or any previously issued
     series) will be treated as though it
     were owned directly by the Trust.

          Among other things, the
     Code provides for the following: (1)
     interest on certain private activity
     bonds is an item of tax preference
     included in the calculation of
     alternative minimum tax, however,
     bond counsel has opined that none of
     the Bonds in the Trust are covered
     by this provision; (2) 75% of the
     amount by which adjusted current
     earnings (including interest on all
     tax-exempt bonds) exceed alternative
     minimum taxable income, as
     modified for this calculation, will be
     included in corporate alternative
     minimum taxable income; (3) subject
     to certain exceptions, no financial
     institution is allowed a deduction for
     interest expense allocable to tax-
     exempt interest on bonds acquired
     after August 7, 1986; (4) the amount
     of the deduction allowed to property
     and casualty insurance companies
     for underwriting loss is decreased by
     an amount determined with regard to
     tax-exempt interest income and the
     deductible portion of dividends
     received by such companies; (5) an
     issuer must meet certain
     requirements on a continuing basis in
     order for interest on a bond to be tax-
     exempt, with failure to meet such
     requirements resulting in the loss of
     tax exemption; and (6) the branch
     profits tax on U.S. branches of
     foreign corporations may have the
     effect of taxing a U.S. branch of a
     foreign corporation on the interest on
     bonds otherwise exempt from tax.

          The Code provides that a
     portion of social security benefits is
     includible in taxable income for
     taxpayers whose "modified adjusted
     gross income" combined with a
     portion of their social security
     benefits exceeds a base amount.  The
     base amount is $32,000 for a married
     couple filing a joint return, zero for
     married persons filing separate
     returns and not living apart at all
     times during the year and $25,000
     for all others.  Interest on tax-exempt
     bonds is added to adjusted gross
     income for purposes of determining
     whether an individual's income
     exceeds this base amount.

          Certain S corporations, with
     accumulated earnings and profits
     from years in which they were
     subject to regular corporate tax, may
     be subject to tax on tax-exempt
     interest.

          If borrowed funds are used
     by a Holder to purchase or carry
     Units of the Trust, interest on such
     indebtedness will not be deductible
     for federal income tax purposes.
     Fees and expenses of the Trust will
     also not be deductible.  Under rules
     used by the Internal Revenue
     Service, the purchase of Units may
     be considered to have been made
     with borrowed funds even though the
     borrowed funds are not directly
     traceable to the purchase of Units.
     Similar rules are applicable for
     purposes of state and local taxation.

          After the end of each
     calendar year, the Trustee will
     furnish to each Holder an annual
     statement containing information
     relating to the interest received by
     the Trust on the Bonds, the gross
     proceeds received by the Trust from
     the disposition of any Bond
     (resulting from redemption or
     payment at maturity of any Bond or
     the sale by the Trust of any Bond)
     and the fees and expenses paid by
     the Trust.  The Trustee will also
     furnish annual information returns to
     each Holder and to the Internal
     Revenue Service.  Holders are
     required to report to the Internal
     Revenue Service the amount of tax-
     exempt interest received during the
     year.

          The description of federal
     tax consequences applies separately
     for each State Trust and Umbrella
     Series.  Below is a description of
     certain state and local tax
     consequences for residents of the
     state and locality for which such
     State Trust is named.

     California Trust

          In the opinion of Paul,
     Hastings, Janofsky & Walker LLP,
     special California tax counsel under
     existing law:
             The California Trust
             will not be treated as
             an association taxable
             as a corporation.
             Accordingly, interest
             on Bonds received by
             the California Trust
             that is exempt from
             personal income taxes
             imposed by or under
             the authority of the
             State of California
             will be treated for
             California income tax
             purposes in the same
             manner as if received
             directly by the
             Holders.

             Each Holder of the
             California Trust will
             recognize gain or loss
             when the California
             Trust disposes of a
             Bond (whether by
             sale, exchange,
             redemption or
             payment at maturity)
             or upon the Holder's
             sale or other
             disposition of a Unit.
             The amount of gain
             or loss for California
             income tax purposes
             will generally be
             calculated pursuant to
             the Internal Revenue
             Code, certain
             provisions of which
             are incorporated by
             reference under
             California law.

     Connecticut Trust

          In the opinion of Day, Berry
     & Howard LLP, special Connecticut
     counsel on Connecticut tax matters,
     which is based explicitly on the
     opinion of Paul, Hastings, Janofsky
     & Walker LLP regarding federal
     income tax matters, under existing
     Connecticut law:

             The Connecticut
             Trust is not subject to
             any tax on or
             measured by net
             income imposed by
             the State of
             Connecticut;

             Interest income of the
             Connecticut Trust
             from an obligation
             issued by or on behalf
             of the State of
             Connecticut, any
             political subdivision
             thereof, or public
             instrumentality, state
             or local authority,
             district, or similar
             public entity created
             under the laws of the
             State of Connecticut
             (a "Connecticut
             Bond"), or from an
             obligation of United
             States territories or
             possessions and their
             public authorities the
             interest on which
             federal law would
             prohibit Connecticut
             from taxing if
             received directly by a
             Holder from the
             issuer thereof, is not
             taxable under the
             Connecticut tax on
             the Connecticut
             taxable income of
             individuals, trusts and
             estates (the
             "Connecticut Income
             Tax"), when any such
             income is received or
             accrued by the
             Connecticut Trust or
             distributed by it to the
             Holder;

             Gains and losses
             recognized by a
             Holder for federal
             income tax purposes
             upon the maturity,
             redemption, sale, or
             other disposition by
             the Connecticut Trust
             of an obligation held
             by the Connecticut
             Trust or upon the
             redemption, sale, or
             other disposition of a
             Unit of the
             Connecticut Trust
             held by a Holder are
             taken into account as
             gains or losses,
             respectively, for
             purposes of the
             Connecticut Income
             Tax, except that, in
             the case of a Holder
             holding a Unit of the
             Connecticut  Trust as
             a capital asset, such
             gains and losses
             recognized upon the
             maturity, redemption,
             sale, or exchange of a
             Connecticut Bond
             held by the
             Connecticut Trust are
             excluded from gains
             and losses taken into
             account for purposes
             of such tax and no
             opinion is expressed
             as to the treatment for
             purposes of such tax
             of gains and losses
             recognized, to the
             extent attributable to
             Connecticut Bonds,
             upon the redemption,
             sale, or other
             disposition by such
             Holder of a Unit of
             the Connecticut Trust
             held by him;

             The portion of any
             interest income or
             capital gain of the
             Connecticut Trust
             that is allocable to a
             Holder that is subject
             to the Connecticut
             corporation business
             tax is includable in
             the gross income of
             such Holder for
             purposes of such tax;
             and

             An interest in a Unit
             of the Connecticut
             Trust that is owned
             by or attributable to a
             Connecticut resident
             at the time of his
             death is includable in
             his gross estate for
             purposes of the
             Connecticut
             succession tax and
             the Connecticut estate
             tax.

             Generally, a Holder
             recognizes gain or
             loss for purposes of
             the Connecticut
             Income Tax to the
             same extent as the
             Holder recognizes
             gain or loss for
             federal income tax
             purposes.  Ordinarily
             this would mean that
             gain or loss would be
             recognized by a
             Holder upon the
             maturity, redemption,
             sale, or other
             disposition by the
             Connecticut Trust of
             an obligation held by
             it, or upon the
             redemption, sale, or
             other disposition of a
             Unit of the
             Connecticut Trust
             held by the Holder.
             However, gains and
             losses from the sale
             or exchange of
             Connecticut Bonds
             held as capital assets
             are not taken into
             account for purposes
             of this tax.
             Regulations indicate
             that this rule would
             apply to gain or loss
             recognized by a
             Holder holding a Unit
             of the Connecticut
             Trust as a capital
             asset upon the
             maturity, redemption,
             sale, or other
             disposition of a
             Connecticut Bond
             held by the
             Connecticut Trust.
             However, it is not
             clear whether this
             rule would also apply,
             to the extent
             attributable to
             Connecticut Bonds
             held by the
             Connecticut Trust, to
             gain or loss
             recognized by a
             Holder upon the
             redemption, sale, or
             other disposition of a
             Unit of the
             Connecticut Trust
             held by the Holder.

             In 1993, Connecticut
             enacted the net
             Connecticut
             minimum tax, which
             is applicable to
             individuals, trusts and
             estates that are
             subject to the
             Connecticut Income
             Tax and required to
             pay the federal
             alternative minimum
             tax.  Income of the
             Connecticut Trust
             that is subject to the
             federal alternative
             minimum tax in the
             case of such a Holder,
             other than interest
             from Connecticut
             Bonds or from
             obligations of United
             States territories or
             possessions that
             federal law would
             prohibit Connecticut
             from taxing if
             received directly by
             the Holder, could
             cause the Holder to
             be liable for the net
             Connecticut
             minimum tax.

             Holders are urged to
             consult their own tax
             advisors concerning
             these matters.

     Florida Trust

          On the Date of Deposit for
     each Florida Trust, Messrs. Carlton
     Fields, P.A., special Florida counsel
     on Florida tax matters, rendered an
     opinion, under then existing law
     substantially to the effect that:

             The Florida Trust will
             not be subject to the
             Florida income tax
             imposed by Chapter
             220 so long as the
             Florida Trust
             transacts no business
             in Florida or has no
             income subject to
             federal income
             taxation.  In addition,
             political subdivisions
             of Florida do not
             impose any income
             taxes.

             Non-Corporate
             Holders will not be
             subject to any Florida
             income taxation on
             income realized by
             the Florida Trust.
             Corporate Holders
             with commercial
             domiciles in Florida
             will be subject to
             Florida income
             taxation on income
             realized by the Trust.
             Other corporate
             Holders will be
             subject to Florida
             income taxation on
             income realized by
             the Florida Trust only
             to the extent that the
             income realized is
             other than "non-
             business income" as
             defined by Chapter
             220.

             Florida Trust Units
             will be subject to
             Florida estate tax if
             owned by Florida
             residents and may be
             subject to Florida
             estate tax if owned by
             other decedents at
             death.  However, the
             Florida estate tax is
             limited to the amount
             of the credit
             allowable under the
             applicable Federal
             Revenue Act
             (currently Section
             2011 [and in some
             cases Section 2102]
             of the Internal
             Revenue Code of
             1986, as amended)
             for death taxes
             actually paid to the
             several states.

             Neither the Bonds nor
             the Units will be
             subject to the Florida
             ad valorem property
             tax or the Florida
             sales or use tax.

             Neither the Florida
             Trust nor the Units of
             the Florida Trust will
             be subject to Florida
             intangible personal
             property tax.

     Maryland Trust

          Messrs. Venable, Baetjer
     and Howard acted as special
     Maryland counsel to Maryland Trust
     75 and all prior Maryland Trusts.
     Messrs. Weinberg & Green acted as
     special Maryland counsel to
     Maryland Trust 76 and all
     subsequent Maryland Trusts.  On the
     Date of Deposit for each Maryland
     Trust, the respective counsel to the
     Trusts rendered an opinion for
     Maryland State and local income tax
     purposes and under then existing
     law.  In the opinion of Messrs. Saul
     Ewing LLP, under applicable
     existing Maryland law:

             The Maryland Trust
             will not be treated as
             an association taxable
             as a corporation and
             the income of the
             Maryland Trust will
             be treated as the
             income of the
             Holders.  The
             Maryland Trust is not
             a "financial
             institution" subject to
             the Maryland
             Franchise Tax
             measured by net
             earnings.  The
             Maryland Trust is not
             subject to Maryland
             property taxes
             imposed on the
             intangible personal
             property of certain
             corporations.

             Except as described
             below in the case of
             interest paid on
             private activity bonds
             constituting a tax
             preference for federal
             income tax purposes,
             a Holder will not be
             required to include
             such Holder's pro-
             rata share of the
             earnings of, or
             distributions from,
             the Maryland Trust in
             such Holder's
             Maryland taxable
             income to the extent
             that such earnings or
             distributions
             represent interest
             excludable from gross
             income for federal
             income tax purposes
             received by the
             Maryland Trust on
             obligations of the
             State of Maryland,
             the Government of
             Puerto Rico, or the
             Government of Guam
             and their respective
             political subdivisions
             and authorities.
             Interest on bonds is
             not subject to the
             Maryland Franchise
             Tax imposed on
             "financial
             institutions" and
             measured by net
             earnings.

             In the case of
             taxpayers who are
             individuals, Maryland
             presently imposes an
             income tax on items
             of tax preference with
             reference to such
             items as defined in
             the Internal Revenue
             Code, as amended,
             for purposes of
             calculating the federal
             alternative minimum
             tax.  Interest paid on
             certain private
             activity bonds is a
             preference item for
             purposes of
             calculating the federal
             alternative minimum
             tax.  Accordingly, if
             the Maryland Trust
             holds such bonds,
             50% of the interest on
             such bonds in excess
             of a threshold amount
             is taxable by
             Maryland.

             A Holder will
             recognize taxable
             gain or loss, except in
             the case of an
             individual Holder
             who is not a
             Maryland resident,
             when the Holder
             disposes of all or part
             of such Holder's pro-
             rata portion of the
             Bonds in the
             Maryland Trust.  A
             Holder will be
             considered to have
             disposed of all or part
             of such Holder's pro-
             rata portion of each
             Bond when the
             Holder sells or
             redeems all or some
             of such Holder's
             Units.  A Holder will
             also be considered to
             have disposed of all
             or part of such
             Holder's pro-rata
             portion of a Bond
             when all or part of the
             Bond is disposed of
             by the Maryland
             Trust or is redeemed
             or paid at maturity.
             Gain included in the
             gross income of
             Holders for federal
             income tax purposes
             is, however,
             subtracted from
             income for Maryland
             income tax purposes
             to the extent that the
             gain is derived from
             the disposition of
             Bonds issued by the
             State of Maryland
             and its political
             subdivisions.  Profits
             realized on the sale or
             exchange of Debt
             Obligations are not
             subject to the
             Maryland Franchise
             Tax imposed on
             "financial
             institutions" and
             measured by net
             earnings.

             Units of the Maryland
             Trust will be subject
             to Maryland
             inheritance and estate
             tax only if held by
             Maryland residents.

             Neither the Debt
             Obligations nor the
             Units will be subject
             to Maryland personal
             property tax.

             The sales of Units in
             Maryland or the
             holding of Units in
             Maryland will not be
             subject to Maryland
             Sales or Use Tax.

     Massachusetts Trust

          In the opinion of
     Masterman, Culbert & Tully LLP,
     Boston, Massachusetts, special
     counsel on Massachusetts tax
     matters, under existing
     Massachusetts law and regulations:

             For Massachusetts
             income tax purposes,
             the Massachusetts
             Trust will be
             classified as a fixed
             investment trust, as
             the term is defined in
             Section 62.8.1 of
             Title 830 of the Code
             of Massachusetts
             Regulations and,
             therefore, will not be
             subject as an entity to
             Massachusetts
             income taxation.

             Holders who are
             subject to
             Massachusetts
             income taxation
             under Chapter 62 of
             the Massachusetts
             General Laws will
             not be required to
             include their share of
             the earnings of the
             Massachusetts Trust
             in their Massachusetts
             gross income to the
             extent that such
             earnings represent
             interest received by
             the Massachusetts
             Trust on obligations
             issued by
             Massachusetts, its
             political subdivisions
             or their agencies or
             instrumentalities the
             interest on which is
             exempt from taxation
             under Massachusetts
             law and on
             obligations issued by
             the Government of
             Puerto Rico or by the
             Government of
             Guam.

             The Massachusetts
             Trust's gains and
             losses to the extent
             included in the
             federal gross income
             of Holders who are
             subject to
             Massachusetts
             income taxation
             under Chapter 62 of
             the Massachusetts
             General Laws, will be
             included as gains and
             losses in the Holders'
             Massachusetts gross
             income, except those
             gains specifically
             exempted from
             Massachusetts
             income taxation
             under the statutes
             authorizing issuance
             of the obligations
             held by the
             Massachusetts Trust.
             However, in some
             cases losses will not
             be allowed in the
             determination of a
             Holder's
             Massachusetts gross
             income when such
             losses are realized by
             the Massachusetts
             Trust on the sale of
             obligations issued
             pursuant to statutes
             specifically
             exempting gains from
             Massachusetts
             income taxation.
                    Gains
                    and
                    losses
                    realized
                    upon
                    sale or
                    redempti
                    on of
                    Units of
                    Massach
                    usetts
                    Trust by
                    Holders
                    who are
                    subject
                    to
                    Massach
                    usetts
                    income
                    taxation
                    under
                    Chapter
                    62 to the
                    extent
                    included
                    in the
                    Federal
                    gross
                    income
                    of such
                    Holders
                    will be
                    included
                    as gains
                    and
                    losses in
                    the
                    Holder's
                    Massach
                    usetts
                    gross
                    income,
                    except
                    those
                    gains
                    attributa
                    ble to
                    obligatio
                    ns held
                    by the
                    Massach
                    usetts
                    Trust
                    which
                    are
                    issued
                    pursuant
                    to
                    statutes
                    specifica
                    lly
                    exempti
                    ng gains
                    from
                    Massach
                    usetts
                    income
                    taxation.
                    Howeve
                    r, in
                    some
                    cases,
                    losses
                    will not
                    be
                    allowed
                    in the
                    determin
                    ation of
                    a
                    Holder's
                    Massach
                    usetts
                    gross
                    income
                    when
                    such
                    losses
                    are
                    attributa
                    ble to
                    obligatio
                    ns issued
                    pursuant
                    to
                    statutes
                    specifica
                    lly
                    exempti
                    ng gains
                    from
                    Massach
                    usetts
                    income
                    taxation.

             Distributions to
             Holders who are
             subject to
             Massachusetts
             income taxation
             under Chapter 62 of
             the Massachusetts
             General Laws will be
             subject to tax only to
             the extent provided in
             paragraphs 2, 3 and 4
             above.

          The opinions expressed
     above apply only to Holders who are
     individuals.  In addition, these
     opinions (i) assume that the
     Massachusetts Trust is classified as a
     fixed investment trust, as the term is
     defined in Section 301-7701-4(c) of
     Title 26 of the Code of Federal
     Regulations and (ii) are subject to
     the opinion of Paul, Hastings,
     Janofsky & Walker LLP that the
     Massachusetts Trust is not an
     association taxable as a corporation
     for federal income tax purposes and
     will be treated as a grantor trust for
     federal income tax purposes.

     Minnesota Trust

          Dorsey & Whitney LLP, a
     Minnesota professional limited
     liability partnership, special
     Minnesota counsel on Minnesota tax
     matters, has rendered an opinion
     under existing law substantially to
     the effect that:

             The Minnesota Trust
             is not an association
             taxable as a
             corporation for
             purposes of
             Minnesota income
             taxation.  Minnesota
             taxable net income is,
             with certain
             modifications,
             determined with
             reference to federal
             taxable income.  Each
             Holder of the
             Minnesota Trust will
             be treated as the
             owner of a pro rata
             portion of the
             Minnesota Trust
             (including the
             ownership interest of
             the Minnesota Trust
             in property
             comprising
             previously issued
             Series) for purposes
             of Minnesota income
             taxation and the
             income of the
             Minnesota Trust will
             be treated as the
             income of the
             Holders under
             Minnesota law.
             Interest on Bonds that
             would be excluded
             from Minnesota
             taxable net income
             when paid directly to
             an individual, estate
             or trust will be
             excluded from
             Minnesota taxable net
             income of Holders
             that are individuals,
             estates or trusts when
             received by the
             Minnesota Trust (or
             by a previously
             issued Series in
             which the Minnesota
             Trust has an
             ownership interest)
             and when distributed
             to such Holders.
             Interest on Bonds that
             would be included in
             Minnesota
             "alternative minimum
             taxable income"
             when paid directly to
             a non-corporate
             taxpayer will be
             included in
             Minnesota
             "alternative minimum
             taxable income" of
             Holders that are
             individuals, estates or
             trusts for purposes of
             the Minnesota
             alternative minimum
             tax.

             Any such Holder that
             is subject to
             Minnesota income
             taxation will realize
             taxable gain or loss
             when the Minnesota
             Trust (or a previously
             issued Series in
             which the Minnesota
             Trust has an
             ownership interest)
             disposes of a Bond or
             an ownership interest
             in a previously issued
             Series (whether by
             sale, exchange,
             redemption or
             payment at maturity)
             or when the Holder
             redeems or sells Units
             at a price that differs
             from original cost, as
             adjusted for
             amortization of bond
             premium and other
             basis adjustments
             (including any
             adjustment that may
             be required to reflect
             a Holder's share of
             interest, if any,
             accruing on Bonds
             during the interval
             between the purchase
             of the Units and
             delivery of the
             Bonds).  The total tax
             cost of each Unit to a
             Holder is allocated
             proportionately (by
             value) among each of
             the Bonds held in the
             Minnesota Trust.  Tax
             cost reduction
             requirements relating
             to amortization of
             bond premium may,
             under some
             circumstances, result
             in the realization of
             taxable gain by
             Holders when their
             Units (or underlying
             Bonds) are sold or
             redeemed for an
             amount equal to or
             less than their
             original cost.
             Minnesota has
             repealed the favorable
             treatment of capital
             gains, but preserved
             limitations on the
             deductibility of
             capital losses.

                    Interest
                    income
                    attributa
                    ble to
                    Bonds
                    that are
                    "industri
                    al
                    develop
                    ment
                    bonds"
                    or
                    "private
                    activity
                    bonds,"
                    as such
                    terms are
                    defined
                    in the
                    Internal
                    Revenue
                    Code,
                    will be
                    taxable
                    under
                    Minneso
                    ta law to
                    a Holder
                    that is a
                    "substan
                    tial user"
                    of the
                    facilities
                    financed
                    by the
                    proceeds
                    of such
                    Bonds
                    (or a
                    "related
                    person"
                    to such a
                    "substan
                    tial
                    user") to
                    the same
                    extent as
                    if such
                    Bonds
                    were
                    held
                    directly
                    by such
                    Holder.

             Minnesota law does
             not permit a
             deduction for interest
             on indebtedness
             incurred or continued
             by individuals, estates
             and trusts to purchase
             or carry Units.
             Minnesota law also
             restricts the
             deductibility of other
             expenses allocable to
             Units.

             Interest on Bonds in
             the Minnesota Trust
             will be included in
             taxable income for
             purposes of the
             Minnesota franchise
             tax on corporations
             and financial
             institutions.  No
             opinion is expressed
             as to other Minnesota
             tax effects on Holders
             that are corporations
             or financial
             institutions.

             The 1995 Minnesota
             Legislature enacted a
             statement of intent
             that interest on
             obligations of
             Minnesota
             governmental units
             and Indian tribes be
             included in net
             income of
             individuals, estates
             and trusts for
             Minnesota income tax
             purposes if a court
             determines that
             Minnesota's
             exemption of such
             interest unlawfully
             discriminates against
             interstate commerce
             because interest on
             obligations of
             governmental issuers
             located in other states
             is so included.  This
             provision applies to
             taxable years that
             begin during or after
             the calendar year in
             which any such court
             decision becomes
             final, irrespective of
             the date on which  the
             obligations were
             issued.  We are not
             aware of any judicial
             decision holding that
             a state's exemption of
             interest on its own
             bonds or those of its
             political subdivisions
             or Indian tribes, but
             not of interest  on the
             bonds of other states
             or their political
             subdivisions or Indian
             tribes, unlawfully
             discriminates against
             interstate commerce
             or otherwise
             contravenes the
             United States
             Constitution.
             Nevertheless, we
             cannot predict and we
             express no opinion
             concerning the
             likelihood that
             interest on the
             Minnesota Bonds
             held by the
             Minnesota Trust
             would become
             taxable under this
             Minnesota statutory
             provision.

     Missouri Trust

          In the opinion of Blackwell
     Sanders Peper Martin LLP, special
     Missouri counsel on Missouri tax
     matters under existing Missouri law:

             For Missouri income
             tax purposes under
             Chapter 143 of the
             Missouri Revised
             Statutes, the Missouri
             Trust will be treated
             as having the same
             organizational
             characteristics as it is
             accorded for federal
             income tax purposes.
             In reliance upon the
             opinion of Paul,
             Hastings, Janofsky &
             Walker LLP, the
             Missouri Trust will
             not be an association
             taxable as a
             corporation under
             Missouri law, each
             Holder will be treated
             as the owner of a
             proportionate,
             undivided interest in
             the Missouri Trust
             and the income of the
             Missouri Trust will
             be treated as the
             income of such
             Holders.

             Under Missouri law,
             interest income
             received by the
             Missouri Trust from
             (i) obligations of the
             State of Missouri, its
             political subdivisions
             and authorities, or (ii)
             bonds issued by the
             Government of
             Puerto Rico, or by its
             authority and which
             is excluded from
             federal gross income
             by federal law or on
             which Missouri is
             prohibited by federal
             law from imposing an
             income tax, will be
             excluded from the
             Missouri taxable
             income of the
             Holders to the extent
             that the interest is
             exempt from income
             tax under Missouri
             law when received by
             the Missouri Trust.

             Gains and losses from
             the Missouri Trust
             treated for federal
             income tax purposes
             as the gains and
             losses of the Holders,
             to the extent included
             in federal gross
             income, will be
             included in the
             Missouri taxable
             income of Holders
             who are individuals,
             except to the extent
             that (i) such Holders
             are non-residents of
             Missouri and (ii) such
             gains and losses of
             such non-resident
             Holders are derived
             from sources wholly
             without Missouri.
             Such gains or losses,
             to the extent included
             in determining the
             federal taxable
             income of a corporate
             Holder after Missouri
             adjustments, are
             allocated or
             apportioned to
             Missouri in order to
             determine Missouri
             taxable income.

            Nebraska Trust

          In the opinion of Kutak
     Rock LLP, Omaha, Nebraska,
     special counsel on Nebraska's tax
     matters, with respect to the Nebraska
     Trust, under existing law applicable
     to individuals, corporations, estates
     and trusts who are Nebraska
     residents:

             Under the Nebraska
             Revenue Act of 1967
             and the applicable
             regulations of the
             Nebraska Department
             of Revenue, each
             Holder of the
             Nebraska Trust will
             be treated as the
             owner of a pro rata
             portion of the
             Nebraska Trust and
             income of the
             Nebraska Trust will
             be treated as income
             of the respective
             Holders.  Interest on
             Securities in the
             Nebraska Trust that is
             exempt from personal
             and corporate income
             tax under the income
             tax law of the State of
             Nebraska when
             received by such
             Nebraska Trust will
             retain its tax-exempt
             status when
             distributed to the
             Holders.

             Each Holder of the
             Nebraska Trust will
             have a taxable event
             when the Nebraska
             Trust disposes of a
             security (whether by
             sale, exchange,
             redemption or
             payment at maturity)
             or when the Holder
             redeems or sells its
             certificates.  For
             purposes of
             determining gain or
             loss, the total tax cost
             of each Unit to a
             Holder is allocated
             among the underlying
             Securities (in
             accordance with the
             proportion of the
             Nebraska Trust's
             assets comprised by
             such Security), in
             order to determine the
             Holder's per Unit
             cost for each
             Security.

             Title 48 U.S.C.
             Section 745 provides
             that bonds issued by
             the Government of
             Puerto Rico, or by its
             authority, shall be
             exempt from taxation
             by any state or by any
             county, municipality
             or other municipal
             subdivision of any
             state.  Accordingly,
             the interest on any
             such obligations held
             by the Nebraska Trust
             would be exempt
             from the Nebraska
             corporate and
             individual income
             taxes applicable to
             resident corporations,
             resident trusts,
             resident estates and
             resident individuals.

             Upon the death of a
             Holder, the value of
             the Holder's interest
             will be included in
             the estate of such
             deceased Holder and
             will be subject to
             Nebraska inheritance
             tax.

     New Jersey Trust

          In the opinion of Messrs.
     Drinker Biddle & Shanley LLP,
     special New Jersey counsel on New
     Jersey tax matters, under existing
     law:

             The proposed
             activities of the New
             Jersey Trust will not
             cause it to be subject
             to the New Jersey
             Corporation Business
             Tax Act.

             The income of the
             New Jersey Trust will
             be treated as the
             income of
             individuals, estates
             and trusts who are the
             Holders of Units of
             the New Jersey Trust
             for purposes of the
             New Jersey Gross
             Income Tax Act and
             interest which is
             exempt from tax
             under the New Jersey
             Gross Income Tax
             Act when received by
             the New Jersey Trust
             will retain its status as
             tax-exempt in the
             hands of such
             Holders.  Gains
             arising from the sale
             or redemption by a
             Holder of his Units or
             from the sale,
             exchange,
             redemption, or
             payment at maturity
             of a Bond by the New
             Jersey Trust are
             exempt from taxation
             under the New Jersey
             Gross Income Tax
             Act (P.L. 1976 c. 47),
             as enacted and
             construed on the date
             hereof, to the extent
             such gains are
             attributable to Bonds,
             the interest on which
             is exempt from tax
             under the New Jersey
             Gross Income Tax
             Act.  Any loss
             realized on such
             disposition may not
             be utilized to offset
             gains realized by such
             Unit Holder on the
             disposition of assets
             the gain on which is
             subject to the New
             Jersey Gross Income
             Tax Act.

             Units of the New
             Jersey Trust may be
             subject, in the estates
             of New Jersey
             residents, to taxation
             under the Transfer
             Inheritance Tax Law
             of the State of New
             Jersey.

     New York Trust

          In the opinion of Paul,
     Hastings, Janofsky & Walker LLP,
     special New York counsel on New
     York tax matters for the Sponsor,
     under existing New York law:

                    Under
                    the
                    income
                    tax laws
                    of the
                    State and
                    City of
                    New
                    York,
                    the Trust
                    is not an
                    associati
                    on
                    taxable
                    as a
                    corporati
                    on and
                    income
                    received
                    by the
                    Trust
                    will be
                    treated
                    as the
                    income
                    of the
                    Holders
                    in the
                    same
                    manner
                    as for
                    federal
                    income
                    tax
                    purposes
                    .
                    Accordi
                    ngly,
                    each
                    Holder
                    will be
                    consider
                    ed to
                    have
                    received
                    the
                    interest
                    on its
                    pro rata
                    portion
                    of each
                    Bond
                    when
                    interest
                    on the
                    Bond is
                    received
                    by the
                    Trust (or
                    on
                    earlier
                    accrual,
                    dependi
                    ng on the
                    Holder's
                    method
                    of
                    accounti
                    ng and
                    dependi
                    ng on the
                    existence
                    of any
                    original
                    issue
                    discount
                    ).  A
                    non-
                    corporat
                    e Holder
                    who is a
                    New
                    York
                    State
                    (and
                    City)
                    resident
                    will be
                    subject
                    to New
                    York
                    State
                    (and
                    City)
                    personal
                    income
                    taxes on
                    any gain
                    or
                    market
                    discount
                    income
                    recogniz
                    ed when
                    it
                    disposes
                    of all or
                    part of
                    its pro
                    rata
                    portion
                    of a
                    Bond.  A
                    non-
                    corporat
                    e Holder
                    who is
                    not a
                    New
                    York
                    State
                    resident
                    will not
                    be
                    subject
                    to New
                    York
                    State or
                    City
                    personal
                    income
                    taxes on
                    any gain
                    or
                    market
                    discount
                    income
                    recogniz
                    ed when
                    it
                    disposes
                    of all or
                    part of
                    its pro
                    rata
                    portion
                    of a
                    Bond
                    unless
                    such
                    Units are
                    attributa
                    ble to a
                    business,
                    trade,
                    professi
                    on or
                    occupati
                    on
                    carried
                    on in
                    New
                    York.  A
                    New
                    York
                    State
                    (and
                    City)
                    resident
                    should
                    determin
                    e its tax
                    basis for
                    its pro
                    rata
                    portion
                    of each
                    Bond for
                    New
                    York
                    State
                    (and
                    City)
                    income
                    tax
                    purposes
                    in the
                    same
                    manner
                    as for
                    federal
                    income
                    tax
                    purposes
                    .
                    Interest
                    income
                    on, as
                    well as
                    any gain
                    recogniz
                    ed on the
                    dispositi
                    on of, a
                    Holder's
                    pro rata
                    portion
                    of the
                    Bonds is
                    generally
                    not
                    excludab
                    le from
                    income
                    in
                    computi
                    ng New
                    York
                    State and
                    City
                    franchise
                    taxes on
                    corporati
                    ons or
                    financial
                    institutio
                    ns.

     North Carolina Trust

          As of the date of this
     Prospectus, in the opinion of Messrs.
     Kilpatrick Stockton LLP, special
     North Carolina counsel on North
     Carolina tax matters, with respect to
     the North Carolina Trust, under then
     existing law applicable to persons
     who are North Carolina residents:

             The State of North
             Carolina imposes a
             tax upon the taxable
             income of
             individuals,
             corporations, estates,
             and trusts.
             Nonresident
             individuals are
             generally taxed only
             on income from
             North Carolina
             sources.
             Corporations doing
             business within and
             without North
             Carolina are entitled
             to allocate and
             apportion their
             income if they have
             income from business
             activity which is
             taxable in another
             state.  The mere
             ownership of Units
             will not subject a
             nonresident Holder to
             the tax jurisdiction of
             North Carolina.

             Counsel has been
             advised that for
             federal income tax
             purposes the North
             Carolina Trust will be
             a grantor trust and not
             an association taxable
             as a corporation.
             Based upon this
             assumption, counsel
             is of the opinion that
             the North Carolina
             Trust will be treated
             as a grantor trust for
             North Carolina
             income tax purposes
             and not as an
             association taxable as
             a corporation.  Each
             participant in the
             North Carolina Trust
             must report his share
             of the taxable income
             of the North Carolina
             Trust.

             The calculation of
             North Carolina
             taxable income of an
             individual,
             corporation, estate or
             trust begins with
             federal taxable
             income.  Certain
             modifications are
             specified, but no such
             modification requires
             the addition of
             interest on the
             obligations of the
             State of North
             Carolina, its political
             subdivisions, or
             nonprofit educational
             institutions organized
             or chartered under the
             laws of North
             Carolina.

             As a general rule,
             gain (or loss) from
             the sale of obligations
             held by the North
             Carolina Trust
             (whether as a result of
             the sale of such
             obligations by the
             North Carolina Trust
             or as a result of the
             sale of a Unit by a
             Holder) is includable
             (or deductible) in the
             calculation of the
             Holder's North
             Carolina taxable
             income.  Under the
             language of certain
             enabling legislation
             such as the North
             Carolina Hospital
             Authorities Act, the
             North Carolina
             Health Care Facilities
             Finance Act, the
             North Carolina
             Housing Finance
             Agency Act, the act
             establishing the North
             Carolina State Ports
             Authority, the North
             Carolina Joint
             Municipal Electric
             Power and Energy
             Act, the North
             Carolina Private
             Educational Facilities
             Finance Act, the
             North Carolina
             Agricultural Finance
             Act, and the act
             establishing the North
             Carolina Solid Waste
             Management Loan
             Program, profits
             made on the sale of
             obligations issued
             before July 1, 1995,
             by authorities created
             thereunder are
                    made
             expressly exempt
             from North Carolina
             income taxation.  The
             exemption of such
             profits from North
             Carolina income
             taxation does not
             require a
             disallowance of any
             loss incurred on the
             sale of such
             obligations in the
             calculation of North
             Carolina income
             taxes.  With respect
             to North Carolina
             obligations issued
             after June 30, 1995,
             the treatment of gains
             from the sale or
             disposition of such
             obligations is the
             same for federal and
             North Carolina
             income tax purposes.

             For federal income
             tax purposes, interest
             on North Carolina
             obligations that
             would otherwise be
             exempt from taxation
             may in certain
             circumstances be
             taxable to the
             recipient.  North
             Carolina law provides
             that the interest on
             North Carolina
             obligations shall
             maintain its
             exemption from
             North Carolina
             income taxation
             notwithstanding that
             such interest may be
             subject to federal
             income taxation.

             North Carolina
             imposes a tax on
             transfers which occur
             by reason of death or
             by gift.  Transfers of
             obligations of North
             Carolina, its political
             subdivisions,
             agencies of such
             governmental units,
             or nonprofit
             educational
             institutions organized
             or chartered under the
             laws of North
             Carolina are not
             exempt from the
             North Carolina estate
             and gift taxes.

             48 U.S.C. 745
             provides that bonds
             issued by the
             Government of
             Puerto Rico, or by its
             authority, shall be
             exempt from taxation
             by any State or by
             any county,
             municipality, or other
             municipal subdivision
             of any State.
             Accordingly, interest
             on any such
             obligations held by
             the North Carolina
             Trust would be
             exempt from the
             North Carolina
             corporate and
             individual income
             taxes.  The North
             Carolina Department
             of Revenue takes the
             position that gains
             from the sale or other
             disposition of such
             obligations are
             subject to the North
             Carolina corporate
             and individual
             income taxes.

     Ohio Trust

          In the opinion of Squire,
     Sanders & Dempsey L.L.P., special
     Ohio counsel on Ohio tax matters,
     under current Ohio law:

             The Ohio Trust is not
             subject to the Ohio
             personal income tax,
             school district or
             municipal income
             taxes in Ohio.  The
             Ohio Trust is not
             subject to the Ohio
             corporation franchise
             tax, or the Ohio
             dealers in intangibles
             tax, provided that, if
             there is a sufficient
             nexus between the
             State of Ohio and
             such entity that would
             enable the State to tax
             such entity, then such
             entity shall be exempt
             from such taxes only
             if it timely complies
             with the annual filing
             requirement of
             Section 5733.09 of
             the Ohio Revised
             Code.  The Ohio Tax
             Commissioner has
             waived this annual
             filing requirement for
             every year since
             1990, the first tax
             year to which such
             requirement applied.

             Income of the Ohio
             Trust will be treated
             as the income of the
             Holders for purposes
             of the Ohio personal
             income tax, school
             district and municipal
             income taxes in Ohio
             and the Ohio
             corporation franchise
             tax in proportion to
             the respective interest
             therein of each
             Holder; provided that
             the Ohio Trust
             continues to qualify
             as a grantor trust for
             federal income tax
             purposes.

             Provided that the
             Ohio Trust continues
             to qualify as a grantor
             trust for federal
             income tax purposes
             and that at all times at
             least 50% of the value
             of the total assets of
             the Ohio Trust
             consists of
             obligations issued by
             or on behalf of Ohio,
             political subdivisions
             thereof or agencies or
             instrumentalities of
             Ohio or its political
             subdivisions ("Ohio
             Obligations"), or
             similar obligations of
             other states or their
             subdivisions (a fund
             satisfying these
             requirements being
             referred to as
             "Qualified Ohio
             Trust"), interest on
             Ohio Obligations held
             by the Ohio Trust is
             exempt from the Ohio
             personal income tax
             and school district
             and municipal income
             taxes in Ohio and is
             excluded from the net
             income base of the
             Ohio corporation
             franchise tax when
             distributed or deemed
             distributed to
             Holders.

             Assuming the Ohio
             Trust is a Qualified
             Ohio Trust, Holders
             otherwise subject to
             the Ohio personal
             income tax or school
             district or municipal
             income taxes in Ohio
             imposed on
             individuals and
             estates or the Ohio
             corporation franchise
             tax computed on the
             net income basis will
             not be subject to such
             taxes on distributions
             with respect to Units
             of the Ohio Trust to
             the extent such
             distributions are
             properly attributable
             to profit made on the
             sale, exchange or
             other disposition by
             the Ohio Trust of
             Ohio Obligations.

             However, other
             distributions with
             respect to Units of the
             Ohio Trust will
             generally not be
             exempt from Ohio
             personal income tax
             and municipal and
             school district income
             taxes in Ohio and
             Units of the Ohio
             Trust will not be
             excluded from the net
             worth base of the
             Ohio corporation
             franchise tax.

             The foregoing is a
             general abbreviated
             summary of certain of
             the provisions of and
             administrative
             interpretations of, the
             Ohio Revised Code
             presently in effect as
             they directly govern
             the tax consequences
             of investment in the
             Ohio Trust.  These
             provisions are subject
             to change by
             legislative or
             administrative action
             and any such change
             may be retroactive
             with respect to Trust
             transactions.  You are
             urged to consult with
             your own tax adviser
             for more detailed
             information
             concerning Ohio tax
             matters.

     Pennsylvania Trust

          Under current law, Messrs.
     Drinker Biddle & Reath LLP, special
     Pennsylvania counsel on
     Pennsylvania tax matters, is of the
     opinion that:

             Income received by a
             Holder attributable to
             interest realized by
             the Pennsylvania
             Trust from bonds
             issued by the
             Commonwealth of
             Pennsylvania, any
             public authority,
             commission, board or
             other agency created
             by the
             Commonwealth of
             Pennsylvania or any
             public authority
             created by any such
             political subdivision
             ("Pennsylvania
             Bonds"), bonds or
             other obligations
             issued by the
             Government of Guam
             or by its authority,
             bonds issued by the
             Government of
             Puerto Rico or by its
             authority and bonds
             issued by the
             Government of the
             Virgin Islands or by a
             municipality thereof
             (collectively,
             "Possession Bonds")
             is not taxable to
             individuals, estates or
             trusts under the
             Personal Income Tax
             imposed by Article
             III of the Tax Reform
             Code of 1971; to
             corporations under
             the Corporate Net
             Income Tax imposed
             by Article IV of the
             Tax Reform Code of
             1971; nor to
             individuals under the
             Philadelphia School
             District Net Income
             Tax ("School District
             Tax") imposed on
             Philadelphia resident
             individuals under the
             authority of the Act
             of August 9, 1963,
             P.L. 640.

             Income received by a
             Holder attributable to
             gain on the sale or
             other disposition by
             the Pennsylvania
             Trust of Pennsylvania
             Bonds and Possession
             Bonds will be taxable
             under the Personal
             Income Tax, the
             Corporate Net
             Income Tax and the
             School District Tax,
             except that income
             attributable to gain on
             such sales or other
             dispositions
             attributable to such
             investments held for
             more than six months
             will not be taxable
             under the School
             District Tax.

             Likewise, gain on the
             disposition of a Unit
             will be taxable under
             the Personal Income
             Tax, the Corporate
             Net Income Tax and
             the School District
             Tax, except that gain
             realized with respect
             to a Unit held for
             more than six months
             will not be taxable
             under the School
             District Tax.

             Pennsylvania Trust
             Units may be subject
             to tax in the estate of
             a resident decedent
             under the
             Pennsylvania
             inheritance and estate
             taxes.

          No opinion is expressed
     regarding the extent, if any, to which
     Units, or interest and gain thereon, is
     subject to, or included in the measure
     of, the special taxes imposed by the
     Commonwealth of Pennsylvania on
     banks and other financial institutions
     or with respect to any privilege,
     excise, franchise or other tax
     imposed on business entities not
     discussed herein (including the
     Corporate Capital Stock/Foreign
     Franchise Tax).

     EXPENSES AND CHARGES

          Initial Expenses.  At no
     cost to the State Trust and Umbrella
     Series, the Sponsor has borne all the
     expenses of creating and establishing
     each Multistate Trust or Umbrella
     Series with a Date of Deposit prior to
     June 22, 1995, including the cost of
     the initial preparation and execution
     of the Trust Agreement, initial
     preparation and printing of the
     certificates for Units, the fees of the
     Evaluator during the initial public
     offering, legal expenses,
     advertising and selling expenses and
     other out-of-pocket expenses.  All or
     some portion of the expenses
     incurred in establishing each
     Multistate Trust or Umbrella Series
     with a Date of Deposit on or after
     June 22, 1995, including the cost of
     the initial preparation of documents
     relating to a Trust, federal and State
     registration fees, the initial fees and
     expenses of the Trustee, legal
     expenses and any other out-of-pocket
     expenses have been paid by the Trust
     and amortized over five years.  All
     or some portion of the expenses
     incurred in establishing each Trust
     with a Date of Deposit on or after
     July 1, 1998, including the cost of
     the initial preparation of documents
     relating to a Trust, federal and State
     registration fees, the initial fees and
     expenses of the Trustee, legal
     expenses and any other out-of-pocket
     expenses have been paid by investors
     who were Holders as of the close of
     the initial public offering period.  For
     Trusts with a Date of Deposit on or
     after July 1, 1998, the estimated
     organization costs were paid on a pro
     rata per Unit basis as part of the
     public offering price during the
     initial offering period.  The estimated
     organization costs were then paid to
     the Sponsor from the assets of the
     Trust at the close of the initial public offering period. To the extent that actual organization costs were less than the estimated amount, only the actual organization costs were deducted from the assets of a Trust.
     To the extent that actual organization
     costs were greater than the estimated
     amount, only the estimated
     organization costs added to the
     Public Offering Price were
     reimbursed to the Sponsor.  Any
     balance of the costs incurred in
     establishing a Trust, as well as
     advertising and selling expenses and
     other out-of-pocket expenses, will be
     paid at no cost to the Trusts.

          Fees.  The Trustee's,
     Evaluator's and Sponsor's fees are
     set forth under the Summary of
     Essential Information.  The Trustee
     receives for its services as Trustee
     payable in monthly installments, the
     amount set forth under Summary of
     Essential Information.  The Trustee's
     fee is based on the principal amount
     of Bonds contained in the Trust
     during the preceding month.  The
     Trustee also receives benefits to the
     extent that it holds funds on deposit
     in the various non-interest bearing
     accounts created under the Indenture.

          The Evaluator's fee, which
     is earned for Bond evaluations, is
     received for each evaluation of the
     Bonds in a Trust as set forth under
     Summary of Essential Information.

          The Sponsor's fee, which is
     earned for trust supervisory services,
     is based on the largest number of
     Units outstanding during the year.
     The Sponsor's fee, which is not to
     exceed the maximum amount set
     forth under Summary of Essential
     Information, may exceed the actual
     costs of providing supervisory
     services for the Trust.  However, at
     no time will the total amount the
     Sponsor receives for trust
     supervisory services rendered to all
     series of Tax Exempt Securities
     Trusts in any calendar year exceed
     the aggregate cost to it of supplying
     these services in that year.  In
     addition, the Sponsor may also be
     reimbursed for bookkeeping or other
     administrative services provided to
     the Trust in amounts not exceeding
     its cost of providing those services.
     The Sponsor's Fee has been incurred
     by Portfolios that have come into
     existence after August 14, 1991,
     beginning with Series 345, initially,
     and each Series, in existence
     thereafter.

          The fees of the Trustee,
     Evaluator and Sponsor may be
     increased without approval of
     Holders in proportion to increases
     under the classification "All Services
     Less Rent" in the Consumer Price
     Index published by the United States
     Department of Labor.

          Other Charges.  The
     following additional charges are or
     may be incurred by a Trust:  all
     expenses of the Trustee (including
     fees and expenses of counsel and
     auditors) incurred in connection with
     its activities under the Trust
     Agreement, including reports and
     communications to Holders;
     expenses and costs of any action
     undertaken by the Trustee to protect
     a Trust and the rights and interests of
     the Holders; fees of the Trustee for
     any extraordinary services performed
     under the Trust Agreement;
     indemnification of the Trustee for
     any loss or liability accruing to it
     without gross negligence, bad faith
     or willful misconduct on its part,
     arising out of or in connection with
     its acceptance or administration of a
     Trust.  To the extent lawful, the
     Trust will also pay expenses
     associated with updating the Trust's
     registration statements and
     maintaining registration or
     qualification of the Units and/or a
     Trust under federal or state securities
     laws subsequent to initial
     registration.  Such expenses shall
     include legal fees, accounting fees,
     typesetting fees, electronic filing
     expenses and regulatory filing fees.
     The expenses associated with
     updating registration statements have
     been historically paid by a unit
     investment trust's sponsor.  Any
     payments received by the Sponsor
     reimbursing it for payments made to
     update Trusts' registration
     statements will not exceed the costs
     incurred by the Sponsors.

          The Trusts shall further
     incur expenses associated with all
     taxes and other governmental
     charges imposed upon the Bonds or
     any part of a Trust (no such taxes or
     charges are being levied or made or,
     to the knowledge of the
     Sponsor, contemplated).  The above
     expenses, including the Trustee's
     fee, when paid by or owing to the
     Trustee, are secured by a lien on the
     Trust.  In addition, the Trustee is
     empowered to sell Bonds in order to
     make funds available to pay all
     expenses.  All direct distribution
     expenses of the Trusts (including the
     costs of maintaining the secondary
     market for the Trusts), such as
     printing and distributing
     prospectuses and preparing, printing
     and distributing any advertisements
     or sales literature, will be paid at no
     cost to the Trusts.


     PUBLIC OFFERING


     Offering Price

          The Public Offering Price
     of the Units of each Trust is
     determined by adding to the
     Evaluator's determination of the
     aggregate bid price of the Bonds per
     Unit a sales charge equal to the
     percentage of the Public Offering
     Price indicated for the Trust in Part
     A, "Summary of Essential
     Information."  The aggregate bid
     price of the underlying Bonds may
     be expected to be less than the
     aggregate offering price of the
     Bonds.  A proportionate share of
     accrued and undistributed interest on
     the Bonds in a Trust at the date of
     delivery of the Units of such Trust to
     the purchaser is also added to the
     Public Offering Price.

          Units held in the name of
     the spouse or child under the age of
     21 of the purchaser are deemed to be
     registered in the name of the
     purchaser for purposes of calculating
     the applicable sales charge.

          Units of a Trust are
     available to certain employees of the
     Sponsor, pursuant to employee
     benefit plans, at a Public Offering
     Price equal to the Evaluator's
     determination of the aggregate bid
     price of Bonds of a Trust per Unit
     plus a sales charge of .50% of the
     Public Offering Price.  Sales through
     such plans to employees of the
     Sponsor require less selling effort
     and selling expenses than sales to the
     general public.  Participants in the
     Smith Barney Asset OneSM Program
     may purchase Units of the Trust at a
     Public Offering Price equal to the
     Evaluator's determination of the
     aggregate bid price of the Bonds of a
     Trust per Unit.  Participants in the
     Smith Barney Asset OneSM Program
     are subject to certain fees for
     specified securities brokerage and
     execution services.

     Method of Evaluation

          The aggregate bid price of
     the Bonds (which is used to calculate
     the price at which the Sponsor
     repurchases and sells Units in the
     secondary market and the
     Redemption Price at which Units
     may be redeemed) will be
     determined by the Evaluator (1) on
     the basis of the current bid prices for
     the Bonds, (2) if bid prices are not
     available for any Bonds, on the basis
     of current bid prices of comparable
     securities, (3) by appraisal, or (4) by
     any combination of the above.  Such
     determinations will be made each
     business day as of the Evaluation
     Time set forth in the "Summary of
     Essential Information" of Part A,
     effective for all sales made
     subsequent to the last preceding
     determination.  The term "business
     day," as used herein, shall exclude
     Saturdays, Sundays and any day on
     which the New York Stock
     Exchange is closed.  The difference
     between the bid and offering prices
     of the Bonds may be  expected to
     average approximately 1 1/2% of
     principal amount.  In the case of
     actively traded securities, the
     difference may be as little as 1/2 of
     1%, and in the case of inactively
     traded securities, such difference will
     usually not exceed 3%.  The price at
     which Units may be repurchased by
     the Sponsor in the secondary market
     could be less than the price paid by
     the Unit holder.

     Distribution of Units

          Units acquired in the
     secondary market may be offered by
     this Prospectus at the Public Offering
     Price determined in the manner
     provided above.  The Sponsor will
     allow a discount on Units sold to
     members of the National Association
     of Securities Dealers, Inc.  Such
     discount is subject to change from
     time to time.

          Sales will be made only
     with respect to whole Units, and the
     Sponsor reserve the right to reject, in
     whole or in part, any order for the
     purchase of Units.  A purchaser does
     not become a Holder or become
     entitled to exercise the rights of a
     Holder (including the right to redeem
     its Units) until payment has been
     made for such Units.  Generally,
     such payment must be made within
     five business days after an order for
     the purchase of Units has been
     placed.  The price paid by a Holder
     is the Public Offering Price in effect
     at the time its order is received, plus
     accrued interest.  This price may be
     different from the Public Offering
     Price in effect on any other day,
     including the day on which the Unit
     holder pays for the Units.

     Market for Units

          While the Sponsor is not
     obligated to do so, its intention is to
     maintain a market for the Units of a
     Trust and to continuously offer to
     purchase such Units at prices based
     upon the aggregate bid price of the
     underlying Bonds.  The Sponsor may
     cease to maintain such a market at
     any time and from time to time
     without notice if the supply of Units
     of a Trust exceeds demand, or for
     any other reason.  In this event the
     Sponsor may nonetheless purchase
     Units, at prices based on the current
     Redemption Price of those Units.  In
     the event that a market is not
     maintained for the Units of a Trust, a
     Holder desiring to dispose of his
     Units may be able to do so only by
     tendering such Units to the Trustee
     for redemption at the Redemption
     Price.

     Exchange Option

          Holders may exchange their
     Units of a series for units of any
     series of Tax Exempt Securities
     Trust (the "Exchange Trust")
     available for sale in the state in
     which the Holder resides.  Such
     exchange will be at a Public Offering
     Price for the Units of the Exchange
     Trust to be acquired based on a fixed
     sales charge of $25 per unit.  The
     terms of the Exchange Option will
     also apply to Holders who wish to
     exchange Units of an Exchangeable
     Series for Units of a Trust of this
     Series.  The Sponsor reserves the
     right to modify, suspend or terminate
     this plan at any time without further
     notice to Holders.  Therefore, there
     is no assurance that the Exchange
     Option will be available to a Holder.
     Exchanges will be effected in whole
     units only.  If the proceeds from the
     Units being surrendered are less than
     the cost of a whole number of Units
     being acquired, the exchanging
     Holder will be permitted to add cash
     in an amount to round up to the next
     highest number of whole Units.

          An exchange of Units
     pursuant to the Exchange Option for
     units of an Exchange Trust or Units
     of an Exchangeable Series for Units
     of a Trust will generally constitute a
     taxable event under the Code, i.e., a
     Holder will recognize a gain or loss
     at the time of exchange.  However,
     an exchange of Units of this Trust
     for units of any other series of the
     Tax Exempt Securities Trust, or
     Units of an Exchangeable Series for
     Units of a Trust of this Series, which
     are grantor trusts for U.S. federal
     income tax purposes will not
     constitute a taxable event to the
     extent that the underlying securities
     in each trust do not differ materially
     either in kind or in extent.  Holders
     are urged to consult their own tax
     advisors as to the tax consequences
     to them of exchanging Units in
     particular cases.

          Units of the Exchange Trust
     or a Trust of this Series will be sold
     under the Exchange Option at the bid
     prices (for trusts being offered in the
     secondary market) and offer prices
     (for trusts being offered in the
     primary market) of the underlying
     securities in the particular portfolio
     involved per Unit plus a fixed charge
     of $25 per Unit.  Sales for dealers
     will be made at prices which
     represent a concession.  The amount
     of the concession will be established
     at the time of sale by the Sponsor.
     As an example, assume that a
     Holder, who has three Units of a
     trust with a current price of $1,020
     per Unit based on the bid prices of
     the underlying securities, desires to
     exchange his Units for Units of a
     series of an Exchange Trust with a
     current price of $880 per Unit based
     on the bid prices of the underlying
     securities.  In this example, the
     proceeds from the Holder's Units
     will aggregate $3,060.  Since only
     whole units of an Exchange Trust or
     a Trust of this Series may be
     purchased under the Exchange
     Option, the Holder would be able to
     acquire three Units in the Exchange
     Trust for a total cost of $2,715
     ($2,640 for the Units and $75 for the
     sales charge) and would receive the
     remainder of his proceeds ($345) in
     cash.  The Holder, at his option,
     could also decide to add $560 ($535
     for the Unit and $25 for the sales
     charge) to the remaining cash
     balance and purchase another Unit of
     the Exchange Trust as explained in
     the first paragraph of this section.

     Reinvestment Programs

          Distributions of interest and
     principal are made to Holders
     monthly.  The Holder has the option
     of either receiving a
     monthly income check from the
     Trustee or participating in one of the
     reinvestment programs offered by
     the Sponsor provided such Holder
     meets the minimum qualifications of
     the reinvestment program and such
     program lawfully qualifies for sale in
     the jurisdiction in which the Holder
     resides.  Upon enrollment in a
     reinvestment program, the Trustee
     will direct monthly interest
     distributions and principal
     distributions to the reinvestment
     program selected by the Holder.
     Since the Sponsor has arranged for
     different reinvestment alternatives,
     Holders should contact the Sponsor
     for more  complete information,
     including charges and expenses.  The
     appropriate prospectus will be sent to
     the Holder.  The Holder should read
     the prospectus for a reinvestment
     program carefully before deciding to
     participate.  Participation in the
     reinvestment program will apply to
     all Units of a Trust owned by a
     Holder and may be terminated at any
     time by the Holder, or the program
     may be modified or terminated by
     the Trustee or the program's
     Sponsor.

     Sponsor's and Underwriters'
     Profits

          The Underwriters receive a
     commission based on the sales
     charge of a particular Trust as
     adjusted pursuant to the agreement
     among Underwriters.  The Sponsor
     receives a gross commission equal to
     the applicable sales charge for any
     Units they have underwritten and
     receive the difference between the
     applicable sales charge and the
     Underwriter's commission for the
     remainder of the Units.  In addition,
     the Sponsor may realize profits or
     sustain losses in the amount of any
     difference between the cost of the
     Bonds to a Trust and the purchase
     price of such Bonds to the Sponsor.
     Under certain circumstances, an
     Underwriter may be entitled to share
     in such profits, if any, realized by the Sponsor. The Sponsor may also realize profits or sustain losses with respect to Bonds deposited in a Trust which were acquired from its own organization or from underwriting syndicates of which it was a member.

          In maintaining a market for
     the Units the Sponsor will also
     realize profits or sustain losses in the amount of any difference between the price at which they buy such Units and the price at which they resell or redeem such Units.

     RIGHTS OF HOLDERS

     Certificates

          Ownership of Units of the
     respective State Trust and Umbrella
     Series is evidenced by registered
     certificates executed by the Trustee
     and the Sponsor.  A Certificate is
     transferable by presentation and
     surrender of the Certificate to the
     Trustee properly endorsed or
     accompanied by a written instrument
     or instruments of transfer.

          Certificates may be issued
     in denominations of one Unit or any
     multiple thereof.  A Holder may be
     required to pay $2.00 per certificate
     reissued or transferred and to pay
     any governmental charge that may
     be imposed in connection with each
     such transfer or interchange.  For
     new certificates issued to replace
     destroyed, stolen or lost certificates,
     the Holder must furnish indemnity
     satisfactory to the Trustee and must
     pay such expenses as the Trustee
     may incur.  Mutilated certificates
     must be surrendered to the Trustee
     for replacement.

     Distribution of Interest and
     Principal

          Interest and principal
     received by a Trust will be
     distributed on each monthly
     Distribution Date on a pro rata basis
     to Holders in such Trust as of the
     preceding Record Date.  All
     distributions will be net of applicable
     expenses and funds required for the
     redemption of Units and, if
     applicable, reimbursements to the
     Trustee for interest payments
     advanced to Holders on previous
     Distribution Dates.

          The Trustee will credit to
     the Interest Account of a Trust all
     interest received by such Trust,
     including that part of the proceeds of
     any disposition of Bonds of such
     Trust which represents accrued
     interest.  Other receipts will be
     credited to the Principal Account of
     a Trust.  The pro rata share of the
     Interest Account and the pro rata
     share of cash in the Principal
     Account represented by each Unit of
     a Trust will be computed by the
     Trustee each month as of the Record
     Date.  Proceeds received from the
     disposition of any of the Bonds
     subsequent to a Record Date and
     prior to the next succeeding
     Distribution Date will be held in the
     Principal Account and will not be
     distributed until the following
     Distribution Date.  The distribution
     to Holders as of each Record Date
     will be made on the following
     Distribution Date or shortly
     thereafter.  Such distributions shall
            consist of an amount
     substantially equal to one-twelfth of
     such Holders' pro rata share of the
     estimated annual income to the
     Interest Account after deducting
     estimated expenses (the "Monthly
     Income Distribution") plus such
     Holders' pro rata share of the cash
     balance in the Principal Account
     computed as of the close of business
     on the preceding Record Date.
     Persons who purchase Units between
     a Record Date and a Distribution
     Date will receive their first
     distribution on the second
     Distribution Date following their
     purchase of Units.  No distribution
     need be made from the Principal
     Account if the balance therein is less
     than an amount sufficient to
     distribute $5.00 per Unit.  The
     Monthly Income Distribution per
     Unit will be in the amount shown
     under Summary of Essential
     Information for a Trust.  The
     Monthly Income Distribution will
     change as the income and expenses
     of such Trust change and as Bonds
     are exchanged, redeemed, paid or
     sold.

          Normally, interest on the
     Bonds is paid on a semi-annual
     basis.  Because Bond interest is not
     received by a Trust at a constant rate
     throughout the year, any Monthly
     Income Distribution may be more or
     less than the amount credit to the
     Interest Account as of the Record
     Date.  In order to eliminate
     fluctuations in Monthly Income
     Distributions resulting from such
     variances, the Trustee is required by
     the Trust Agreement to advance such
     amounts as may be necessary to
     provide Monthly Income
     Distributions of approximately equal
     amounts.  The Trustee will be
     reimbursed, without interest, for any
     such advances from funds available
     from the Interest Account on the next
     ensuing Record Date.  If all or a
     portion of the Bonds for which
     advances have been made
     subsequently fail to pay interest
     when due, the Trustee may recoup
     such advances by reducing the
     amount distributed per Unit in one or
     more Monthly Income Distributions.
     If Units are redeemed subsequent to
     such advances by the Trustee, each
     remaining Holder will be subject to
     a greater pro rata reduction in his
     Monthly Income Distribution.  To
     the extent it is unable to recoup
     advances from the Interest Account,
     the Trustee is also entitled to
     withdraw from the Principal
     Account.  Funds which are available
     for future distributions, payments of
     expenses and redemptions are in
     accounts which are non-interest
     bearing to Holders and are available
     for use by JPMorgan Chase Bank
     pursuant to normal banking
     procedures.  The Trustee is entitled
     to the benefit of any reasonable cash
     balances in the Interest and Principal
     Accounts.  Because of the varying
     interest payment dates of the Bonds,
     accrued interest may at any point in
     time be greater than the amount of
     interest distributed to Holders.  This
     excess accrued but undistributed
     interest amount will be added to the
     value of the Units on any purchase
     made after the Date of Deposit.  If a
     Holder sells or redeems all or a
     portion of his Units, a portion of his
     sale proceeds will be allocable to his
     proportionate share of the accrued
     interest.  Similarly, if a Holder
     redeems all or a portion of his Units,
     the Redemption Price per Unit which
     he is entitled to receive from the
     Trustee will also include his accrued
     interest on the Bonds.

          As of the first day of each
     month the Trustee will deduct from
     the Interest Account of a Trust
     amounts necessary to pay the
     expenses of such Trust.  To the
     extent there are not sufficient funds
     in the Interest Account to pay Trust
     expenses, the Trustee is also entitled
     to withdraw from the Principal
     Account.  The Trustee also may
     withdraw from the accounts such
     amounts it deems necessary to
     establish a reserve for any
     governmental charges payable out of
     a Trust.  Amounts so withdrawn
     shall not be considered a part of the
     Trust's assets until such time as the
     Trustee returns any part of such
     amounts to the appropriate account.
     In addition, the Trustee may
     withdraw from the Interest Account
     and the Principal Account such
     amounts as may be necessary to
     cover redemption of Units by the
     Trustee.

     Reports and Records

          The Trustee shall furnish
     Holders in connection with each
     distribution a statement of the
     amount of interest and the amount of
     other receipts which are being
     distributed, expressed in each case as
     a dollar amount per Unit.  In the
     event that the issuer of any of the
     Bonds fails to make payment when
     due of any interest or principal and
     such failure results in a change in the
     amount which would otherwise be
     distributed as a monthly distribution,
     the Trustee will, with the first such
     distribution following such failure,
     set forth in an accompanying
     statement, the issuer and the Bonds,
     the amount of the reduction in the
     distribution per Unit resulting from
     such failure, the percentage of the
     aggregate principal amount of Bonds
     which such Bond represents and
     information regarding any
     disposition or legal action with
     respect to such Bond.  Within a
     reasonable time after the end of each
     calendar year, the Trustee will
     furnish to each person who at any
     time during the calendar year was a
     Holder of record, a statement (1) as
     to the Interest Account:  interest
     received, deductions for payment of
     applicable taxes and for fees and
     expenses of a Trust, redemptions of
     Units and the balance remaining
     after such distributions and
     deductions, expressed as a total
     dollar amount representing the pro
     rata share of each Unit outstanding
     on the last business day of such
     calendar year; (2) as to the Principal
     Account:  the dates of disposition of
     any Bonds and the net proceeds
     received therefrom (excluding any
     portion representing
     interest), deductions for payments of
     applicable taxes and for fees and
     expenses of a Trust, redemptions of
     Units and the balance remaining
     after such distributions and
     deductions, expressed both as a total
     dollar amount and as a dollar amount
     representing the pro rata share of
     each Unit outstanding on the last
     business day of such calendar year;
     (3) a list of the Bonds held and the
     number of Units outstanding on the
     last business day of such calendar
     year; (4) the Redemption Price per
     Unit based upon the last computation
     thereof made during such calendar
     year; and (5) amounts actually
     distributed during such calendar year
     from the Interest Account and from
     the Principal Account.  The accounts
     of a Trust shall be audited not less
     frequently than annually by
     independent auditors designated by
     the Sponsor and the report of such
     auditors shall be furnished by the
     Trustee to Holders upon request.

          The Trustee shall keep
     available for inspection by Holders
     at all reasonable times during usual
     business hours, books of record and
     account of its transactions as Trustee
     including records of the names and
     addresses of Holders, certificates
     issued or held, a current list of Bonds
     in the Portfolio of a Trust and a copy
     of the Trust Agreement.

     Redemption of Units

          Units may be tendered to
     the Trustee for redemption at its unit
     investment trust office at 4 Chase
     MetroTech Center, 3rd Floor,
     Brooklyn, New York 11245, upon
     payment of any relevant tax.  At the
     present time there are no specific
     taxes related to the redemption of the
     Units.  No redemption fee will be
     charged by the Sponsor or the
     Trustee.  Units redeemed by the
     Trustee will be canceled.

          Certificates for Units to be
     redeemed must be properly endorsed
     or accompanied by a written
     instrument of transfer.  Holders must
     sign exactly as their name appears on
     the face of the certificate with the
     signature guaranteed by an officer of
     a national bank or trust company or
     by a member of either the New
     York, Midwest or Pacific Stock
     Exchange.  In certain instances the
     Trustee may require additional
     documents such as, but not limited
     to, trust instruments, certificates of
     death, appointments as executor or
     administrator or certificates of
     corporate authority.

          Within seven calendar days
     following such tender, the Holder
     will be entitled to receive in cash an
     amount for each Unit tendered equal
     to the Redemption Price per Unit.
     The "date of tender" is deemed to be
     the date on which Units are received
     by the Trustee, except that as regards
     Units received after the close of
     trading on the New York Stock
     Exchange, the date of tender is the
     next day on which such Exchange is
     open for trading.

          Accrued interest paid on
     redemption shall be withdrawn from
     the Interest Account, or, if the
     balance therein is insufficient, from
     the Principal Account.  All other
     amounts paid on redemption shall be
     withdrawn from the Principal
     Account.  The Trustee is empowered
     to sell Bonds in order to make funds
     available for redemption.  Such sales
     could result in a sale of Bonds by the
     Trustee at a loss.  To the extent
     Bonds are sold, the size and diversity
     of a Trust will be reduced.

          The Trustee reserves the
     right to suspend the right of
     redemption and to postpone the date
     of payment of the Redemption Price
     per Unit for any period during which
     the New York Stock Exchange is
     closed or trading on that Exchange is
     restricted or during which (as
     determined by the Securities and
     Exchange Commission) an
     emergency exists as a result of which
     disposal or evaluation of the
     underlying Bonds is not reasonably
     practicable, or for such other periods
     as the Securities and Exchange
     Commission has by order permitted.

          Computation of
     Redemption Price per Unit.  The
     Redemption Price per Unit of a Trust
     is determined by the Trustee on the
     basis of the bid prices of the Bonds
     in such Trust as of the Evaluation
     Time on the date any such
     determination is made.  The
     Redemption Price per Unit of a Trust
     is each Unit's pro rata share,
     determined by the Trustee, of:  (1)
     the aggregate value of the Bonds in
     such Trust on the bid side of the
     market (determined by the Evaluator
     as set forth below), (2) cash on hand
     in such Trust (other than funds
     covering contracts to purchase
     Bonds) and accrued and unpaid
     interest on the Bonds as of the date
     of computation, less (a) amounts
     representing taxes or governmental
     charges payable out of such Trust,
     (b) the accrued expenses of such
     Trust and (c) cash held for
     distribution to Holders of such Trust
     of record as of a date prior to the
     evaluation.  As of the close of the
     initial public offering period the
     Redemption Price per Unit was
            reduced to reflect the
     organization costs per Unit of a
     Trust.  To the extent that actual
     organization costs were less than the
     estimated amount, only the actual
     organization costs were deducted
     from the Assets of a Trust.

          Purchase by the Sponsor
     of Units Tendered for Redemption.
     The Trust Agreement requires that
     the Trustee notify the Sponsor of any
     tender of Units for redemption.  So
     long as the Sponsor maintains a bid
     in the secondary market, the
     Sponsor, prior to the close of
     business on the second succeeding
     business day, will purchase any
     Units tendered to the Trustee.  Such
     a purchase by the Sponsor will be at
     the price so bid by making payment
     to the Holder in an amount not less
     than the Redemption Price and not
     later than the day on which the Units
     would otherwise have been
     redeemed by the Trustee.

          The offering price of any
     Units resold by the Sponsor will be
     the Public Offering Price determined
     in the manner provided in this
     Prospectus.  Any profit resulting
     from the resale of such Units will
     belong to the Sponsor.  The Sponsor
     will likewise bear any loss resulting
     from a lower offering or redemption
     price subsequent to their acquisition
     of such Units.

     SPONSOR

          Salomon Smith Barney Inc.
     ("Salomon Smith Barney"), a New
     York Corporation, was originally
     incorporated in Delaware in 1960
     and traces its history through
     predecessor partnerships to 1873.
     On September 1, 1998, Salomon
     Brothers, Inc. merged with and into
     Smith Barney Inc. ("Smith Barney")
     with Smith Barney surviving the
     merger and changing its name to
     Salomon Smith Barney Inc.  The
     merger of Salomon Brothers Inc. and
     Smith Barney followed the merger of
     their parent companies in November
     1997.  Salomon Smith Barney, an
     investment banking and securities
     broker-dealer firm, is a member of
     the New York Stock Exchange, Inc.
     and other major securities and
     commodities exchanges, the
     National Association of Securities
     Dealers, Inc. and the Securities
     Industry Association.  Salomon
     Smith Barney is an indirect wholly-
     owned subsidiary of Citigroup Inc.
     Salomon Smith Barney or an affiliate
     is investment adviser, principal
     underwriter or distributor of 60
     open-end investment companies and
     investment manager of 12 closed-end
     investment companies.  Salomon
     Smith Barney also sponsors all
     Series of Corporate Securities Trust,
     Government Securities Trust, Harris,
     Upham Tax-Exempt Fund and Tax
     Exempt Securities Trust and most
     series of Defined Asset Funds.

     Limitations on Liability

          The Sponsor is liable for the
     performance of its obligations arising
     from their responsibilities under the
     Trust Agreement, but will be under
     no liability to Holders for taking any
     action or refraining from any action
     in good faith or for errors in
     judgment.  The Sponsor shall not be
     responsible in any way for
     depreciation or loss incurred by
     reason of the sale of any Bonds,
     except in cases of willful
     misfeasance, bad faith, gross
     negligence or reckless disregard of
     its obligations and duties.

     Responsibility

          Although the Trusts are not
     actively managed as mutual funds
     are, the portfolios are reviewed
     periodically on a regular cycle. The
     Sponsor is empowered to direct the
     Trustee to dispose of Bonds when
     certain events occur that adversely
     affect the value of the Bonds.  Such
     events include:  default in payment
     of interest or principal, default in
     payment of interest or principal on
     other obligations of the same issuer,
     institution of legal proceedings,
     default under other documents
     adversely affecting debt service,
     decline in price or the occurrence of
     other market or credit factors, or
     decline in projected income pledged
     for debt service on revenue bonds
     and advanced refunding that, in the
     opinion of the Sponsor, may be
     detrimental to the interests of the
     Holders.  The Sponsor intends to
     provide portfolio supervisory
     services for each Trust in order to
     determine whether the Trustee
     should be directed to dispose of any
     such Bonds.

          It is the responsibility of the
     Sponsor to instruct the Trustee to
     reject any offer made by an issuer of
     any of the Bonds to issue new
     obligations in exchange and
     substitution for any Bonds pursuant
     to a refunding or refinancing plan.
     However, the Sponsor may instruct
     the Trustee to accept such an offer or
     to take any other action with respect
     thereto as the Sponsor may deem
     proper if the issuer is in default with
     respect to such Bonds or in the
     judgment of the Sponsor the issuer
     will probably default in respect to
     such Bonds in the foreseeable
            future.

          Any obligations so received
     in exchange or substitution will be
     held by the Trustee subject to the
     terms and conditions of the Trust
     Agreement to the same extent as
     Bonds originally deposited
     thereunder.  Within five days after
     the deposit of obligations in
     exchange or substitution for
     underlying Bonds, the Trustee is
     required to give notice thereof to
     each Holder, identifying the Bonds
     eliminated and the Bonds substituted
     therefor.  Except as stated in the
     preceding paragraph, the acquisition
     by a Trust of any securities other
     than the Bonds initially deposited in
     the Trust is prohibited.

     Resignation

          If Sponsor resigns or
     otherwise fails or becomes unable to
     perform its duties under the Trust
     Agreement and no express provision
     is made for action by the Trustee in
     such event, the Trustee may appoint
     a successor sponsor or terminate the
     Trust Agreement and liquidate the
     Trusts.

     TRUSTEE

          The Trustee is JPMorgan
     Chase Bank with its principal
     executive office located at 270 Park
     Avenue, New York, New York
     10017, and its unit investment trust
     office at 4 Chase MetroTech Center,
     3rd Floor, Brooklyn, New York
     11245.  The Trustee is subject to
     supervision by the Superintendent of
     Banks of the State of New York, the
     Federal Deposit Insurance
     Corporation and the Board of
     Governors of the Federal Reserve
     System.  In connection with the
     storage and handling of certain
     Bonds deposited in the Trust, the
     Trustee may use the services of The
     Depository Trust Company.  These
     services may include safekeeping of
     the Bonds and coupon-clipping,
     computer book-entry transfer and
     institutional delivery services.  The
     Depository Trust Company is a
     limited purpose trust company
     organized under the Banking Law of
     the State of New York, a member of
     the Federal Reserve System and a
     clearing agency registered under the
     Securities Exchange Act of 1934.

     Limitations on Liability

          The Trustee shall not be
     liable or responsible in any way for
     depreciation or loss incurred by
     reason of the disposition of any
     moneys, securities or certificates or
     in respect of any evaluation or for
     any action taken in good faith
     reliance on prima facie properly
     executed documents except in cases
     of willful misfeasance, bad faith,
     gross negligence or reckless
     disregard for its obligations and
     duties.  In addition, the Trustee shall
     not be personally liable for any taxes
     or other governmental charges
     imposed upon or in respect of a Trust
     which the Trustee may be required to
     pay under current or future law of
     the United States or any other taxing
     authority having jurisdiction.

     Resignation

          By executing an instrument
     in writing and filing the same with
     the Sponsor, the Trustee and any
     successor may resign.  In such an
     event the Sponsor is obligated to
     appoint a successor trustee as soon
     as possible.  If the Trustee becomes
     incapable of acting or becomes
     bankrupt or its affairs are taken over
     by public authorities, the Sponsor
     may remove the Trustee and appoint
     a successor as provided in the Trust
     Agreement.  Such resignation or
     removal shall become effective upon
     the acceptance of appointment by the
     successor trustee.  If no successor
     has accepted the appointment within
     thirty days after notice of
     resignation, the retiring trustee may
     apply to a court of competent
     jurisdiction for the appointment of a
     successor.  The resignation or
     removal of a trustee becomes
     effective only when the successor
     trustee accepts its appointment as
     such or when a court of competent
     jurisdiction appoints a successor
     trustee.

     EVALUATOR

          The Evaluator is Kenny
     S&P Evaluation Services, Inc., a
     division of J.J. Kenny Company,
     Inc., a subsidiary of the McGraw-
     Hill Companies, Inc., with main
     offices located at 65 Broadway, New
     York, New York 10006.

     Limitations on Liability

             The Trustee, Sponsor
     and Holders may rely on any
     evaluation furnished by the
     Evaluator and shall have no
     responsibility for the accuracy
     thereof.  Determination by the
     Evaluator under the Trust Agreement
     shall be made in good faith upon the
     basis of the best information
     available to it; provided, however,
     that the Evaluator shall be under no
     liability to the Trustee, the Sponsor
     or Holders for errors in judgment.
     But this provision shall not protect
     the Evaluator in cases of willful
     misfeasance, bad faith, gross
     negligence or reckless disregard of
     its obligations and duties.

     Responsibility

          The Trust Agreement
     requires the Evaluator to evaluate the
     Bonds of a Trust on the basis of their
     bid prices on the last business day of
     June and December in each year, on
     the day on which any Unit of such
     Trust is tendered for redemption and
     on any other day such evaluation is
     desired by the Trustee or is requested
     by the Sponsor.

     Resignation

          The Evaluator may resign
     or may be removed by the joint
     action of the Sponsor and the
     Trustee.  Should such removal occur,
     the Sponsor and the Trustee are to
     use their best efforts to appoint a
     satisfactory successor.  Such
     resignation or removal shall become
     effective upon the acceptance of
     appointment by a successor
     evaluator.  If upon resignation of the
     Evaluator no successor has accepted
     appointment within thirty days after
     notice of resignation, the Evaluator
     may apply to a court of competent
     jurisdiction for the appointment of a
     successor.

     AMENDMENT AND
     TERMINATION OF THE TRUST
     AGREEMENT

     Amendment

          The Sponsor and the
     Trustee have the power to amend the
     Trust Agreement without the consent
     of any of the Holders when such an
     amendment is (1) to cure any
     ambiguity or to correct or
     supplement any provision of the
     Trust Agreement which may be
     defective or inconsistent with any
     other provision contained therein, or
     (2) to make such other provisions as
     shall not adversely affect the
     interests of the Holders.  However,
     the Trust Agreement may not be
     amended to increase the number of
     Units issuable or to permit the
     deposit or acquisition of securities
     either in addition to or in substitution for any of the Bonds initially deposited in a Trust. In the event of any amendment, the Trustee is obligated to notify promptly all
     Holders of the substance of such
     amendment.

     Termination

          The Trust Agreement
     provides that if the principal amount
     of Bonds is less than 50% of the
     principal amount of the Bonds
     originally deposited in such Trust,
     the Trustee may in its discretion and
     will, when directed by the Sponsor,
     terminate such Trust.  A Trust may
     be terminated at any time by 100%
     of the Holders.  However, in no
     event may a Trust continue beyond
     the Mandatory Termination Date set
     forth under "Summary of Essential
     Information."   In the event of
     termination, written notice thereof
     will be sent by the Trustee to all
     Holders.  Within a reasonable period
     after termination, the Trustee will
     sell any Bonds remaining in the
     affected Trust.  Then, after paying all
     expenses and charges incurred by
     such Trust, the Trustee will distribute
     to each Holder, upon surrender for
     cancellation of his certificate for
     Units, his pro rata share of the
     balances remaining in the Interest
     and Principal Account of such Trust.

     LEGAL OPINIONS

          Certain legal matters in
     connection with the Units offered
     hereby have been passed upon by
     Paul, Hastings, Janofsky & Walker
     LLP, 75 East 55th Street, New York,
     New York 10022, as special counsel
     for the Sponsor.

     AUDITORS

          The statements of financial
     condition and portfolios of securities,
     included in this Prospectus, have
            been audited by KPMG
     LLP, independent auditors, as
     indicated in their report with respect
     thereto and are included herein in
     reliance upon the authority of said
     firm as experts in accounting and
     auditing.

     PERFORMANCE
     INFORMATION

          Sales material may compare
     tax-equivalent yields of long-term
     municipal bonds to long-term U.S.
     Treasury bonds and to the Bond
     Buyer Revenue Bond Index.  Such
     information is based on past
     performance and is not indicative of
     future results.  Yields on taxable
     investment are generally higher than
     those of tax-exempt securities of
     comparable maturity.  While income
     from municipal bonds is exempt
     from federal income taxes, income
     from Treasuries is exempt from state
     and local taxes.  Since Treasuries are
     considered to have the highest
     possible credit quality, the difference
     in yields is somewhat narrower than
     if compared to corporate bonds with
     similar ratings and maturities.

     BOND RATINGS

          All ratings shown under
     Part A, "Portfolio of Securities,"
     except those identified otherwise, are
     by Standard & Poor's.

     Standard & Poor's

          A Standard & Poor's
     corporate or municipal bond rating is
     a current assessment of the
     creditworthiness of an obligor with
     respect to a specific debt obligation.
     This assessment of creditworthiness
     may take into consideration obligors
     such as guarantors, insurers, or
     lessees.  The bond rating is not a
     recommendation to purchase or sell
     a security, inasmuch as it does not
     comment as to market price or
     suitability for a particular investor.
     The ratings are based on current
     information furnished to Standard &
     Poor's by the issuer and obtained by
     Standard & Poor's from other
     sources it considers reliable.  The
     ratings may be changed, suspended
     or withdrawn as a result of changes
     in, or unavailability of, such
     information.

          The ratings are based, in
     varying degrees, on the following
     considerations:

     I.   Likelihood of default--
          capacity and willingness of
          the obligor as to the timely
          payment of interest and
          repayment of principal in
          accordance with the terms
          of the obligation;

     II.  Nature of and provisions of
          the obligation; and

     III. Protection afforded by and
          relative position of, the
          obligation in the event of
          bankruptcy, reorganization
          or other arrangement under
          the laws of bankruptcy and
          other laws affecting
          creditors' rights.

          A summary of the meaning
     of the applicable ratings symbols as
     published by Standard & Poor's
     follows:

          AAA--This is the highest
          rating assigned by Standard
          & Poor's to a debt
          obligation and indicates an
          extremely strong capacity
          to pay interest and repay
          principal.

          AA--Bonds rated AA have
          a very strong capacity to
          pay interest and repay
          principal and in the
          majority of instances they
          differ from AAA issues
          only in small degrees.

          A--Bonds rated A have a
          strong capacity to pay
          interest and repay principal,
          although they are somewhat
          more susceptible to the
          adverse affects of changes
          in circumstances and
          economic conditions than
          bonds in higher-rated
          categories.

          BBB--Bonds rated BBB are
          regarded as having an
          adequate capacity to pay
          interest and repay
              principal.  Whereas
          they normally exhibit
          adequate protection
          parameters, adverse
          economic conditions or
          changing circumstances are
          more likely to lead to
          weakened capacity to pay
          interest and repay principal
          for bonds in this category
          than for bonds in the
          higher-rated categories.

             BB, B, CCC, CC, C--
     Debt rated BB, B, CCC, CC and C is
     regarded, on balance, as
     predominantly speculative with
     respect to capacity to pay interest
     and repay principal in accordance
     with the terms of the obligation.  BB
     indicates the lowest degree of
     speculation and C the highest degree
     of speculation.  While such debt will
     likely have some quality and
     protective characteristics, these are
     outweighed by large uncertainties or
     major risk exposures to adverse
     conditions.

          Plus (+) or Minus (-):  To
     provide more detailed indications of
     credit quality, the ratings from "AA"
     to "CCC" may be modified by the
     addition of a plus or minus sign to
     show relative standing within the
     major rating categories.

          Provisional Ratings:  The
     letter "p" following a rating indicates
     the rating is provisional.  A
     provisional rating assumes the
     successful completion of the project
     being financed by the issuance of the
     bonds being rated and indicates that
     payment of debt service
     requirements is largely or entirely
     dependent upon the successful and
     timely completion of the project.
     This rating, however, while
     addressing credit quality subsequent
     to completion, makes no comment
     on the likelihood of, or the risk of
     default upon failure of, such
     completion.  Accordingly, the
     investor should exercise his own
     judgment with respect to such
     likelihood and risk.

          Conditional rating(s),
     indicated by "con" are given to
     bonds for which the continuance of
     the security rating is contingent upon
     Standard & Poor's receipt of an
     executed copy of escrow agreement
     or closing documentation confirming
     investments and cash flows and/or
     the security rating is conditional
     upon the issuance of insurance by
     the respective insurance company.

     Moody's Investors Service

          A brief description of the
     applicable Moody's Investors
     Service's rating symbols and their
     meanings is as follows:

          Aaa--Bonds which are rated
     Aaa are judged to be of the best
     quality.  They carry the smallest
     degree of investment risk and are
     generally referred to as "gilt edge."
     Interest payments are protected by a
     large or by an exceptionally stable
     margin and principal is secure.
     While the various protective
     elements are likely to change, such
     changes as can be visualized are
     most unlikely to impair the
     fundamentally strong position of
     such issues.

          Aa--Bonds which are rated
     Aa are judged to be of high quality
     by all standards.  Together with the
     Aaa group they comprise what are
     generally known as high grade
     bonds.  Aa bonds are rated lower
     than the best bonds because margins
     of protection may not be as large as
     in Aaa securities or fluctuations of
     protective elements may be of
     greater amplitude or there may be
     other elements present which make
     the long-term risks appear somewhat
     larger than in Aaa securities.

          A--Bonds which are rated A
     possess many favorable investment
     attributes and are to be considered as
     upper medium grade obligations.
     Factors giving security to principal
     and interest are considered adequate,
     but elements may be present which
     suggest a susceptibility to
     impairment sometime in the future.

          Baa--Bonds which are rated
     Baa are considered as medium grade
     obligations; i.e., they are neither
     highly protected nor poorly secured.
     Interest payments and principal
     security appear adequate for the
     present but certain protective
     elements may be lacking or may be
     characteristically unreliable over any
     great length of time.  Such bonds
     lack outstanding investment
     characteristics and in fact have
     speculative characteristics as well.

          Ba--Bonds which are rated
     Ba are judged to have speculative
     elements; their future cannot be
     considered as well assured.  Often
     the protection of interest and
     principal payments may be very
     moderate and thereby not well
     safeguarded during both good and
     bad times over the future.
     Uncertainty of position characterizes
     bonds in this class.

             B--Bonds which are
     rated B generally lack characteristics
     of the desirable investment.
     Assurance of interest and principal
     payments or of maintenance of other
     terms of the contract over any long
     period of time may be small.
          Caa--Bonds which are rated
     Caa are of poor standing.  Such
     issues may be in default or there may
     be present elements of danger with
     respect to principal or interest.

          Ca--Bonds which are rated
     Ca represent obligations which are
     speculative in a high degree.  Such
     issues are often in default or have
     other marked shortcomings.

          C--Bonds which are rated C
     are the lowest rated class of bonds
     and issues so rated can be regarded
     as having extremely poor prospects
     of ever attaining any real investment
     standing.

          Note:  Those municipal
     bonds in the Aa, A, Baa, Ba and B
     groups which Moody's believes
     possess the strongest investment
     attributes are designated by the
     symbols Aa1, A1, Baa1, Ba1 and
     B1, respectively. In addition,
     Moody's applies numerical
     modifiers, 1, 2 and 3 in each generic
     rating  classification from Aa
     through B in its corporate bond
     rating system.  The modifier 1
     indicates that the security ranks in
     the higher end of its generic rating
     category; the modifier 2 indicates a
     mid-range ranking; and the modifier
     3 indicates that the issue ranks in the
     lower end of its generic rating
     category.  Although industrial
     Revenue Bonds and Environmental
     Control Revenue Bonds are tax-
     exempt issues, they are included in
     the corporate bond rating system.

          Conditional ratings,
     indicated by "Con" are given to
     bonds for which the security depends
     upon the completion of some act or
     the fulfillment of some condition.
     These are bonds secured by (a)
     earnings of projects under
     construction, (b) earnings of projects
     unseasoned in operating experience,
     (c) rentals which begin when
     facilities are completed, or (d)
     payments to which some other
     limiting condition attaches.  A
     parenthetical rating denotes probable
     credit stature upon completion of
     construction or elimination of basis
     of condition.

     Fitch Ratings

          A brief description of the
     applicable Fitch Ratings' rating
     symbols and their meanings is as
     follows:

          AAA--Bonds which are
     considered to be investment grade
     and of the highest credit quality.
     The obligor has an exceptionally
     strong ability to pay interest and
     repay principal, which is unlikely to
     be affected by reasonably
     foreseeable events.

          AA--Bonds which are
     considered to be investment grade
     and of very high credit quality.  The
     obligor's ability to pay interest and
     repay principal is very strong
     although not quite as strong as bonds
     rated AAA.

          A--Bonds which are
     considered to be investment grade
     and of high credit quality.  The
     obligor's ability to pay interest and
     repay principal is considered to be
     strong, but may be more vulnerable
     to adverse changes in economic
     conditions and circumstances than
     bonds with higher ratings.

          BBB-Bonds which are
     considered to be investment grade
     and of satisfactory credit quality.
     The obligor's ability to pay interest
     and repay principal is considered to
     be adequate.  Adverse changes in
     economic conditions and
     circumstances, however, are more
     likely to have adverse impact on
     these bonds and therefore impair
     timely payment.  The likelihood that
     these bonds will fall below
     investment grade is higher than for
     bonds with higher ratings.

          A "+" or a "- " sign after a
     rating symbol indicates relative
     standing in its rating.

     Duff & Phelps Credit Rating Co.

          A brief description of the
     applicable Duff & Phelps Credit
     Rating Co. rating symbols and their
     meanings is as follows:

          AAA-Highest credit
     quality. The risk factors are
     negligible, being only slightly more
     than for risk-free U.S. Treasury debt.

             AA-High credit
     quality. Protection factors are strong.
     Risk is modest but may vary slightly
     from time to time because of
     economic conditions.

          A-Protection factors are
     average but adequate. However, risk
     factors are more variable and greater
     in periods of economic stress.

          BBB-Below average
     protection factors but still considered
     sufficient for prudent investment.
     Considerable variability in risk
     during economic cycles.

          NR- Not rated (credit
     characteristics comparable to A or
     better on the Date of Deposit).


          A "+" or a "- " sign after a
     rating symbol indicates relative
     standing in its rating.

</MODULE>

Tax Exempt
Securities
TrustProspectus
This Prospectus contains information
concerning the
Trust and the Sponsor, but does not
contain all the
information set forth in the
registration statements
and exhibits relating thereto, which
the Trust  has
filed with the Securities and
Exchange Commission,
Washington, D.C. under the
Securities Act of 1933
and the Investment Company Act of
1940, and to
which reference is hereby made.
______________________________
___________
_____________________
Index:
Page
Summary of Essential Information
A- 2
Minnesota Trust 109
Financial and Statistical Information
A- 4
New York Trust 123
Financial Statements
A- 5
Report of Independent Auditors
A- 8
Portfolio of Securities
A- 9

Tax Exempt Securities Trust
1
  The Trust
1
  Objectives
1
4,696 Units
  Portfolio
1
Risk Factors
2
  State Risk Factors
13

  The Units
47
  Estimated Current Return and
Estimated Long-
Term Return
48
Taxes
48
PROSPECTUS
Expenses and Charges
58
Dated September 4, 2002
Public Offering
59
  Offering Price
59

  Method of Evaluation
59
  Distribution of Units
60
Sponsor
  Market for Units
60
  Exchange Option
60
SALOMON SMITH BARNEY INC.
  Reinvestment Programs
61
  Sponsor's and Underwriters' Profits
61
300 First Stamford Place, 4th Fl.
Rights of Unit Holders
61
Stamford, CT  06902
  Certificates
61
(800) 298-UNIT
  Distribution of Interest and
Principal
61
  Reports and Records
62
  Redemption of Units
63
Trustee:
Sponsor
64

  Limitations on Liability
64
JPMORGAN CHASE BANK
  Responsibility
64

  Resignation
65
4 New York Plaza
Trustee
65
New York, NY  10004
  Limitations on Liability
65
(800) 354-6565
  Resignation
65
Evaluator
66
______________________________
___
  Limitations on Liability
66
  Responsibility
66
This Prospectus does not constitute
an
  Resignation
66
offer to sell, or a solicitation of an
offer
Amendment and Termination of the
Trust Agreement
66
to buy, securities in any state to any
  Amendment
66
person to whom it is not lawful to
make
  Termination
66
such offer in such state.
Legal Opinions
66
Auditors
67
Bond Ratings
67
  Standard & Poor's Corporation
67
  Moody's Investors Service
68
  Fitch Investors Service, Inc
69
  Duff & Phelps Credit Rating Co
69

No person is authorized to give any
information or
to make any representations with
respect to this
Trust, not contained in this
Prospectus and you
should not rely on any other
information.  The Trust
is registered as a unit investment that
under the
Investment Company Act of 1940.
Such registration
does not imply that the Trust or any
of its Units have
been guaranteed, sponsored,
recommended or
approved by the United States or any
other state or
any agency or office thereof.

          PART II

INFORMATION NOT REQUIRED
IN
PROSPECTUS

  CONTENTS OF REGISTRATION
STATEMENT


     This Post-Effective Amendment
to
the Registration Statement on Form
S-6
comprises the following papers and
documents:

        The facing Sheet on Form S-
6.

        The Prospectus.

        Consent of Independent
Auditors.

        Signatures.



     The following exhibits:

    4.1  Consent of KPMG LLP.

    4.2  Consent of the Evaluator.

 Exhibit 4.1

      CONSENT OF COUNSEL

 The consent of counsel to the use of
their
name in the Prospectus included in
this Post-
Effective Amendment to the
Registration
Statement ("Post-Effective
Amendment") is
contained in their opinion filed as
Exhibit 3.1 to
the Registration Statement.


    CONSENT OF INDEPENDENT
AUDITORS

 We consent to the use of our report
dated
March 15, 2002 included herein and
to the
reference to our firm under the
heading
"AUDITORS" in the prospectus.




KPMG  LLP

New York, New York
June 3, 2002

          SIGNATURES

  Pursuant to the requirements of the
Securities Act of 1933, the registrant,
Tax
Exempt Securities Trust, Series 377
Minnesota
Trust 109 and New York Trust 123,
certifies that
it meets all the requirements for
effectiveness of
this Post-Effective Amendment
pursuant to Rule
485(b) under the Securities Act of
1933 and has
duly caused this Post-Effective
Amendment to be
signed on its behalf by the
undersigned thereunto
duly authorized, in the City of New
York, and
State of New York on the 3rd day of
June, 2002.

Signature appears on page II-3

  A majority of the members of the
Board
of Directors of Salomon Smith
Barney Inc. have
signed this Post-Effective
Amendment pursuant
to Powers of Attorney authorizing
the person
signing this Post-Effective
Amendment to do so
on behalf of such members.  These
Powers of
Attorney were filed with the
Securities and
Exchange Commission under the
Securities Act
of 1933 with the Registration
Statement of Tax
Exempt Securities Trust,
Appreciation Series 7,
Registration No. 2-78499 and with
the
Registration Statement of Tax
Exempt Securities
Trust, Series 110, Intermediate Term
Series 15
and Short-Intermediate Term Series
13,
Registration Nos. 2-97179, 2-95591
and 2-
96184, respectively, with the
Registration
Statement of Tax Exempt Securities
Trust, Series
284, Amendment No. 2, Registration
No. 33-
22777, with the Registration
Statement of Tax
Exempt Securities Trust, Series 295,
Amendment
No. 1, Registration No. 33-26376,
and with the
Registration Statement of Tax
Exempt Securities
Trust, Series 335, Amendment No.,
Registration
No. 33-37952.

SALOMON SMITH BARNEY
INC.,
Depositor

By                    /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                 Authorized
Signatory)


By the following persons*, who
constitute
the principal
officers and a majority of the
directors of
Salomon Smith
Barney Inc.:

NAME
TITLE

Deryck C. Maughan
Director
Michael A. Carpenter
Chief Executive Officer,
Chairman and Director
Michael J. Day
Comptroller

By                     /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.

Attorney-in-Fact)





________
  *  Pursuant to Powers of Attorney
     filed as exhibits to Registration
     Statement Nos. 333-62533, 333-
     66875 and
 333-83588.

 Exhibit 4.2

55 Water Street, 45th Floor
Frank A.
                                    Ciccotto, Jr.
New York, NY   10041      Managing
                          Director
Tel   212-438-4417
E-Business
                               Services
Fax  212 438-7748
frank_ciccotto@standardandpoors.co
m


      Standard &
Poor's

                A Division of
The McGraw-Hill Companies





Salomon Smith Barney Inc.
388 Greenwich Street
New York, NY   10013


JP Morgan Chase Bank
4 Chase MetroTech Center, 3rd
Floor
Brooklyn, New York   11245


 RE:  Tax Exempt Securities Trust,
      Series 377


Gentlemen:

 We have examined the
post-effective
amendment to the Registration
Statement for
the above mentioned trusts.  We
hereby
acknowledge that Kenny S&P
Evaluation
Services, a division of J.J. Kenny
Co., Inc. is
currently acting as the evaluator for
the trusts.
We hereby consent to the use in the
Registration Statement of the
references to
Kenny S&P Evaluation Services, a
division of
J.J. Kenny Co., Inc. as evaluator.

 In addition, we hereby confirm that
the
ratings indicated in the Registration
Statement
for the respective bonds comprising
the trust
portfolio are the ratings indicated in
our
KENNYBASE database as of the
date of the
evaluation report.

 You are hereby authorized to file a
copy of this letter with the Securities
and
Exchange Commission.




           Sincerely,


           Frank A. Ciccotto

           Vice President